UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

The following 2 series of Wells Fargo Funds Trust have an April 30 fiscal year end:

Wells Fargo Advantage Asset Allocation Fund and Wells Fargo Advantage Absolute Return Fund.

The following 9 series of Wells Fargo Funds Trust have an October 31 fiscal year end:

Wells Fargo Advantage International Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Diversified International Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage Emerging Markets Equity Income Fund, Wells Fargo Advantage Global Opportunities Fund, Wells Fargo Advantage International Equity Fund, and Wells Fargo Advantage Intrinsic World Equity Fund.

Date of reporting period: July 31, 2015

ITEM 1.   INVESTMENTS

Wells Fargo Advantage Asset Allocation Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name		Shares	Value
Investment Companies : 100.39%
Asset Allocation Trust (l)		319,272,157	$5,387,450,618

Total Investment Companies (Cost $3,819,563,880)			5,387,450,618

Total investments in securities (Cost $3,819,563,880)*	100.39%		5,387,450,618
Other assets and liabilities, net	(0.39)		(20,707,425)

Total net assets	100.00%		$5,366,743,193

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $3,819,739,473 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,567,886,738
Gross unrealized losses	(175,593)

Net unrealized gains	$1,567,711,145

Wells Fargo Advantage Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2015 (unaudited)

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”), U.S. and foreign fixed income securities and, from time to time, other alternative asset classes. At July 31, 2015, the Fund owned 100% of Asset Allocation Trust.

Valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

  Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, Level 2 inputs were used in valuing the Fund’s investment in Asset Allocation Trust.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Absolute Return Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name		Shares	Value
Investment Companies : 99.95%
GMO Benchmark-Free Allocation Fund, Class MF (l)		463,020,326	$11,848,690,144

Total Investment Companies (Cost $12,138,549,119)			11,848,690,144

Total investments (Cost $12,138,549,119)*	99.95%		11,848,690,144
Other assets and liabilities, net	0.05		6,427,973

Total net assets	100.00%		$11,855,118,117

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $12,180,777,894 and unrealized gains (losses) consists of:

Gross unrealized gains	$0
Gross unrealized losses	(332,087,750)

Net unrealized losses	$(332,087,750)

Wells Fargo Advantage Absolute Return Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2015 (unaudited)

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying funds”), whether now existing or created in the future. These additional underlying Funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO Systematic Global Macro Opportunity Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest in securities or derivatives directly. As of July 31, 2015, the Fund owned 54% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of July 31, 2015 (unaudited) for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

  Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, Level 2 inputs were used in valuing the Fund’s investment in Benchmark-Free Allocation Fund.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS (a) — 44.3%

	Australia — 0.1%
48,295	Origin Energy Ltd	399,622
465,603	Woodside Petroleum Ltd	12,106,426

	Total Australia	12,506,048

	Austria — 0.0%
238,521	OMV AG	6,338,773
101,485	Voestalpine AG	4,351,339

	Total Austria	10,690,112

	Belgium — 0.2%
438,288	Delhaize Group	39,682,593
175,614	Proximus	6,619,990

	Total Belgium	46,302,583

	Brazil — 0.2%
34,300	Aes Tiete SA	178,715
1,488,600	Centrais Eletricas Brasileiras SA*	2,517,266
472,400	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,390,344
294,400	Cia de Saneamento de Minas Gerais-COPASA	1,026,632
1,091,400	Companhia de Saneamento Basico do Estado de Sao Paulo	5,568,644
1,390,500	Companhia Siderurgica Nacional SA	1,758,456
6,800	Companhia Siderurgica Nacional SA Sponsored ADR	8,500
381,405	CPFL Energia SA	2,147,662
11,428	CPFL Energia SA ADR	128,337
817,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,220,462
457,167	Duratex SA	929,302
1,276,400	EDP-Energias do Brasil SA	4,864,855
646,800	Light SA	2,661,666
774,900	MRV Engenharia e Participacoes SA	1,742,645
161,600	Natura Cosmeticos SA	1,201,634
572,000	Tim Participacoes SA	1,568,680
404,100	Tractebel Energia SA	4,278,282
531,500	Transmissora Alianca de Energia Eletrica SA	3,252,070

	Total Brazil	38,444,152

	Canada — 1.7%
13,200	Canadian Natural Resources Ltd	322,165
445,700	Canadian Oil Sands Ltd	2,542,281
345,900	Cenovus Energy Inc	5,040,986
158,200	Husky Energy Inc	2,888,570
12,400	Imperial Oil Ltd	458,796
658,500	Suncor Energy Inc	18,548,870
1,327,392	Valeant Pharmaceuticals International Inc*	341,843,262

	Total Canada	371,644,930

	Chile — 0.0%
17,020,017	Enersis SA	5,125,484
125,100	Enersis SA Sponsored ADR	1,890,261
192,429	ENTEL Chile SA	1,981,492

	Total Chile	8,997,237

	China — 5.4%
8,361,892	Alibaba Group Holding Ltd Sponsored ADR*	655,070,619
1,891,000	Anhui Conch Cement Co Ltd – Class H	5,885,697
3,172,000	BBMG Corp – Class H	2,441,502

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

11,762,000	Belle International Holdings Ltd	12,258,925
7,550,000	China Coal Energy Co Ltd – Class H	3,673,819
11,371,000	China Communications Construction Co Ltd – Class H	14,595,412
10,542,000	China Communications Services Corp Ltd – Class H	4,786,616
14,317,500	China Mobile Ltd	187,058,310
13,582,000	China National Building Material Co Ltd – Class H	10,276,987
1,352,000	China Oilfield Services Ltd – Class H	1,658,633
53,908,000	China Petroleum & Chemical Corp	40,561,280
5,133,500	China Railway Construction Corp Ltd	6,682,841
7,150,000	China Railway Group Ltd	6,098,357
1,586,395	China Resources Enterprise Ltd	5,146,179
3,248,000	China Resources Power Holdings Co Ltd	8,342,673
4,824,000	China Shanshui Cement Group Ltd*	3,914,059
16,861,500	China Shenhua Energy Co Ltd	32,028,124
36,868,000	China Telecom Corp Ltd – Class H	20,617,931
39,152,000	CNOOC Ltd	47,944,910
4,328,000	COSCO Pacific Ltd	5,670,812
7,804,000	Datang International Power Generation Co Ltd – Class H	3,371,555
2,930,000	Digital China Holdings Ltd	2,910,534
8,958,000	Dongfeng Motor Group Co Ltd – Class H	10,292,880
2,319,500	Fosun International Ltd	4,886,499
13,410,000	Geely Automobile Holdings Ltd	5,630,413
27,694,000	GOME Electrical Appliances Holding Ltd	4,800,050
8,280,000	Huabao International Holdings Ltd	4,011,714
7,762,000	Huaneng Power International Inc – Class H	9,415,920
3,560,000	Jiangsu Expressway Co Ltd	4,459,796
1,529,000	Kingboard Chemical Holdings Ltd	2,567,121
3,556,000	Kunlun Energy Co Ltd	3,388,924
21,788,000	PetroChina Co Ltd – Class H	21,408,318
1,551,000	Shanghai Industrial Holdings Ltd	4,570,613
2,649,000	Shenzhen International Holdings Ltd	4,378,749
4,134,000	Sinopec Engineering Group Co Ltd – Class H	3,378,285
7,310,000	Skyworth Digital Holdings Ltd	5,611,314
2,464,000	Weichai Power Co Ltd – Class H	3,702,637
6,438,000	Yanzhou Coal Mining Co Ltd	3,671,248
2,276,000	Zhejiang Expressway Co Ltd – Class H	2,642,783
12,388,000	Zijin Mining Group Co Ltd – Class H	3,294,128

	Total China	1,183,107,167

	Colombia — 0.0%
6,348,216	Ecopetrol SA	3,548,829

	Czech Republic — 0.1%
725,604	CEZ AS	17,577,422

	Denmark — 0.1%
5,562	AP Moeller - Maersk A/S – Class B	9,475,355
67,779	Carlsberg A/S	5,905,274
561,200	TDC A/S	4,233,553

	Total Denmark	19,614,182

	Egypt — 0.0%
1,162,846	Al Ezz Steel Rebars SAE*	1,243,401
751,254	Telecom Egypt Co	761,244

	Total Egypt	2,004,645

	Finland — 0.0%
234,329	Fortum Oyj	4,114,518
136,484	UPM – Kymmene Oyj	2,521,099

	Total Finland	6,635,617

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

	France — 2.4%
114,935	Bouygues SA	4,222,162
59,783	Casino Guichard-Perrachon SA	4,436,769
59,483	Christian Dior SE	12,303,895
127,779	Cie de Saint-Gobain	6,053,825
127,784	Compagnie Generale des Etablissements Michelin	12,508,599
1,967,158	Engie	37,725,145
2,361	LVMH Moet Hennessy Louis Vuitton SE	441,646
2,946,221	Orange SA	48,466,075
1,251,847	Renault SA	115,242,176
226,417	Rexel SA	3,565,768
454,146	Sanofi	48,952,902
265,300	Schneider Electric SA	18,506,853
91,804	Suez Environnement Co	1,759,531
3,454,480	TOTAL SA	170,454,256
4,507	Vinci SA	288,844
1,773,432	Vivendi SA	46,600,205

	Total France	531,528,651

	Germany — 1.0%
28,790	Axel Springer SE	1,613,565
886,077	BASF SE	76,569,975
160,735	Bayerische Motoren Werke AG	16,117,814
42,695	Bilfinger SE	1,763,421
435,815	Daimler AG	38,986,219
130,765	Deutsche Lufthansa AG (Registered)*	1,776,466
1,516,669	Deutsche Telekom AG (Registered)	27,425,085
1,822,042	E.ON SE	24,062,395
185,558	K+S AG (Registered)	7,613,465
57,634	Metro AG	1,814,488
6,297	ProSiebenSat.1 Media SE	321,923
439,219	RWE AG	9,147,449
146,589	Siemens AG (Registered)	15,706,428
24,882	Volkswagen AG	5,032,768

	Total Germany	227,951,461

	Greece — 0.0%
283,328	Hellenic Telecommunications Organization SA(b)	2,116,187
341,602	OPAP SA(b)	2,430,089

	Total Greece	4,546,276

	Hungary — 0.0%
1,531,092	Magyar Telekom Telecommunications Plc*	2,217,430
68,922	MOL Hungarian Oil and Gas Plc	3,630,642
155,297	OTP Bank Plc	3,182,566

	Total Hungary	9,030,638

	India — 0.3%
1,598,913	Bharat Heavy Electricals Ltd	6,932,675
1,588,724	Cairn India Ltd	4,279,581
1,234,883	Coal India Ltd	8,468,179
862,337	GAIL India Ltd	4,771,564
388,013	Hindustan Petroleum Corp Ltd	5,593,808
15,947	Infosys Ltd	268,597
230,600	Infosys Ltd Sponsored ADR	3,899,446
1,651,474	Jindal Steel & Power Ltd*	2,023,281
3,851,137	NTPC Ltd	8,136,636
1,759,490	Oil & Natural Gas Corp Ltd	7,477,166
373,605	Reliance Industries Ltd	5,831,366
745,257	Reliance Infrastructure Ltd	4,796,276

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

27,399	Tata Motors Ltd*	163,944
654	Tata Motors Ltd – Class A*	2,651
145,918	Tata Motors Ltd Sponsored ADR	4,327,928
559,641	Tata Steel Ltd	2,146,685

	Total India	69,119,783

	Indonesia — 0.2%
31,377,400	Adaro Energy Tbk PT	1,367,867
22,685,700	Astra International Tbk PT	11,139,857
1,459,500	Indo Tambangraya Megah Tbk PT	1,046,451
13,632,100	Perusahaan Gas Negara Persero Tbk PT	4,027,019
86,103,500	Telekomunikasi Indonesia Persero Tbk PT	18,686,287
30,000	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,290,300
2,121,900	United Tractors Tbk PT	3,165,175

	Total Indonesia	40,722,956

	Israel — 0.0%
74,600	Check Point Software Technologies Ltd*	6,025,442

	Italy — 0.7%
8,613,770	Enel SPA	40,475,663
3,848,856	ENI SPA	67,357,337
169,321	Fiat Chrysler Automobiles NV*	2,663,473
775,950	Mediaset SPA	3,929,087
15,177,244	Telecom Italia SPA*	20,111,462
9,019,603	Telecom Italia SPA-Di RISP	9,362,947

	Total Italy	143,899,969

	Japan — 2.2%
175,300	Aeon Co Ltd	2,678,716
124,100	Aisin Seiki Co Ltd	5,030,879
184,422	Canon Inc	5,900,604
161,100	Daihatsu Motor Co Ltd	2,287,899
6,600	Daiichi Sanyko Co Ltd	135,149
110,022	FujiFilm Holdings Corp	4,363,330
277,127	Honda Motor Co Ltd	9,310,774
1,327,692	Inpex Corp	14,426,344
93,237	IT Holdings Corp	2,135,213
2,725,800	Itochu Corp	33,368,785
122,980	K’s Holdings Corp	3,910,088
393,200	KDDI Corp	9,981,800
312,680	Kyocera Corp	16,099,742
2,943,200	Marubeni Corp	16,356,824
165,904	Medipal Holdings Corp	2,953,914
280,200	Mitsubishi Chemical Holdings Corp	1,828,753
1,652,769	Mitsubishi Corp	35,661,451
1,494,074	Mitsui & Co Ltd	19,385,897
1,579,200	Nippon Telegraph & Telephone Corp	60,819,296
15,671,728	Nissan Motor Co Ltd	149,109,038
1,289,129	NTT Docomo Inc	27,220,389
699,000	Osaka Gas Co Ltd	2,794,989
260,300	Otsuka Holdings Co Ltd	9,346,065
30,400	Shimamura Co Ltd	3,136,655
2,299,300	Sojitz Corp	5,305,066
1,622,700	Sumitomo Corp	18,421,391
73,800	Sumitomo Rubber Industries Ltd	1,112,016
62,200	Suzuken Co Ltd	2,200,830
34,226	Takeda Pharmaceutical Co., Ltd	1,721,955
106,600	Toyota Motor Corp	7,098,468
225,200	Toyota Tsusho Corp	5,708,464
410,300	UNY Co Ltd	2,835,374

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

850,867	Yamada Denki Co Ltd	3,251,285

	Total Japan	485,897,443

	Malaysia — 0.0%
1,925,700	Petronas Chemicals Group Bhd	3,226,820

	Mexico — 0.2%
38,567,600	America Movil SAB de CV – Class L	37,508,412
212,000	America Movil SAB de CV – Class L Sponsored ADR	4,108,560

	Total Mexico	41,616,972

	Netherlands — 0.5%
59,309	Heineken Holding NV	4,109,826
284,592	InterXion Holding NV*	7,860,431
811,606	Koninklijke Ahold NV	16,152,396
679,679	NN Group NV	20,942,541
973,899	PostNL NV*	4,169,614
85,275	SNS REAAL NV*(b)	—
5,607,422	TNT Express NV	46,928,663
71,481	Unilever NV CVA	3,202,225
180,733	Wolters Kluwer NV	5,982,016

	Total Netherlands	109,347,712

	Norway — 0.3%
239,752	Orkla ASA	1,910,769
1,666,323	Statoil ASA	28,091,943
645,445	Telenor ASA	14,177,841
219,250	Yara International ASA	10,908,606

	Total Norway	55,089,159

	Philippines — 0.0%
136,255	Philippine Long Distance Telephone Co	8,634,396

	Poland — 0.2%
140,622	Asseco Poland SA	2,147,200
360,603	KGHM Polska Miedz SA	9,062,092
1,610,918	Orange Polska SA	3,471,422
2,626,946	PGE SA	12,341,530
800,345	Polski Koncern Naftowy Orlen SA	16,140,717
1,963,143	Tauron Polska Energia SA	1,972,630

	Total Poland	45,135,591

	Portugal — 0.0%
1,362,096	EDP — Energias de Portugal SA	5,038,055

	Russia — 2.0%
73,212	Bashneft OAO – Class S*	2,260,627
27,584,106	Gazprom PAO Sponsored ADR	126,810,397
6,132,961	Lukoil PJSC Sponsored ADR	252,546,447
3,221,139	Rosneft OJSC GDR (Registered)	12,359,179
215,172,539	RusHydro JSC*	1,867,482
355,211	Severstal PAO*	3,962,479
272,797	Severstal PAO GDR (Registered)	3,072,808
17,127,461	Surgutneftegas OJSC Class S*	9,532,237
2,222,049	Surgutneftegas Sponsored ADR	12,483,240
563,747	Tatneft Sponsored ADR	16,506,576

	Total Russia	441,401,472

	South Africa — 0.5%
2,691,606	African Bank Investments Ltd*(b)	213

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

459,804	Bidvest Group Ltd (The)	11,165,206
250,348	Foschini Group Ltd (The)	2,784,206
1,086,161	Gold Fields Ltd	2,967,216
484,791	Imperial Holdings Ltd	6,506,631
191,181	Kumba Iron Ore Ltd	1,635,551
2,685,278	MTN Group Ltd	44,706,536
643,282	Sasol Ltd	22,206,658
1,431,081	Sibanye Gold Ltd	1,865,016
769,439	Telkom South Africa Ltd	3,738,253
172,884	Tiger Brands Ltd	3,886,169
1,003,955	Truworths International Ltd	6,784,754
919,595	Vodacom Group Ltd	10,631,803
198,279	Wilson Bayly Holmes-Ovcon Ltd	1,494,707

	Total South Africa	120,372,919

	South Korea — 3.9%
67,264	CJ E & M Corp*	4,261,109
101,878	Daelim Industrial Co Ltd	6,490,754
59,245	Dongbu Insurance Co Ltd	2,816,383
125,640	GS Holdings	4,894,028
98,081	Hana Financial Group Inc	2,447,260
156,754	Hankook Tire Co Ltd	5,442,455
148,748	Hanwha Corp	6,046,014
40,086	Hyundai Department Store Co Ltd	5,062,611
150,598	Hyundai Engineering & Construction	4,429,742
92,329	Hyundai Heavy Industries Co Ltd*	7,658,375
264,973	Hyundai Mobis Co Ltd	48,340,733
531,551	Hyundai Motor Co	67,714,351
134,826	Hyundai Steel Co	6,730,576
28,337	Hyundai Wia Corp	2,597,851
1,244,341	Kia Motors Corp	46,676,715
6,867	Korea Zinc Co Ltd	2,901,402
191,210	KT Corp*	4,996,146
177,867	KT&G Corp	16,757,013
116,550	LF Corp	3,484,816
47,327	LG Chem Ltd	10,118,692
586,599	LG Display Co Ltd	11,087,779
224,622	LG Electronics Inc	7,788,308
118,376	LG International Corp	2,921,332
17,798	Lotte Chemical Corp	3,963,485
43,938	Lotte Shopping Co Ltd	9,468,847
146,742	POSCO	24,457,600
37,741	S-Oil Corp	2,028,918
481,354	Samsung Electronics Co Ltd	488,360,616
2,739	Samsung Electronics Co Ltd GDR (Registered)	1,387,709
330,888	Samsung Heavy Industries Co Ltd	3,907,631
13,368	Shinsegae Co Ltd	2,376,637
79,483	SK Holdings Co Ltd	14,060,574
193,607	SK Innovation Co Ltd*	16,532,857
35,739	SK Telecom Co Ltd	7,670,079
1,000	SK Telecom Co Ltd ADR	23,990
233,948	Sungwoo Hitech Co Ltd	1,803,388

	Total South Korea	857,706,776

	Spain — 0.8%
373,936	Endesa SA	7,855,698
208,907	Gas Natural SDG SA	4,534,201
3,474,462	Iberdrola SA	24,506,221
1,426,029	Repsol SA	23,966,427

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

7,007,094	Telefonica SA	107,479,824

	Total Spain	168,342,371

	Sri Lanka — 0.0%
932,245	Anilana Hotels & Properties Ltd*	34,436

	Sweden — 0.2%
198,750	Sandvik AB	2,013,878
195,168	Skanska AB – B Shares	4,110,080
109,187	SKF AB – B Shares	2,135,638
193,792	Tele2 AB – B Shares	2,016,879
971,364	Telefonaktiebolaget LM Ericsson – B Shares	10,385,868
3,749,123	TeliaSonera AB	22,784,269

	Total Sweden	43,446,612

	Switzerland — 0.2%
916,386	ABB Ltd (Registered)*	18,639,306
147,474	Nestle SA (Registered)	11,156,419
10,151	Swatch Group AG	4,371,711
13,001	Swisscom AG (Registered)	7,561,471
9,937	Syngenta AG (Registered)	4,093,752

	Total Switzerland	45,822,659

	Taiwan — 1.5%
6,453,390	Acer Inc*	2,677,876
5,891,000	Advanced Semiconductor Engineering Inc	6,839,014
2,290,000	Asustek Computer Inc	20,695,609
1,739,000	Chipbond Technology Corp	2,614,136
719,278	Chong Hong Construction Co Ltd	1,317,980
4,246,470	Chunghwa Telecom Co Ltd	13,203,109
13,265,000	Compal Electronics Inc	8,941,764
1,886,000	Coretronic Corp	1,498,043
5,410,079	E.Sun Financial Holding Co Ltd	3,288,301
4,741,980	Far Eastern New Century Corp	4,467,834
1,683,000	Far EasTone Telecommunications Co Ltd	3,937,326
2,370,750	Foxconn Technology Co Ltd	7,200,670
1,411,500	Highwealth Construction Corp	2,904,297
37,709,120	Hon Hai Precision Industry Co Ltd	108,445,092
2,541,000	HTC Corp*	5,575,749
9,190,000	Innolux Corp	3,194,958
5,207,000	Inventec Co Ltd	2,963,617
6,809,628	Lite-On Technology Corp*	7,485,235
1,008,000	Novatek Microelectronics Corp Ltd	3,656,477
4,642,000	Pegatron Corp	13,047,348
513,000	Phison Electronics Corp	3,691,042
5,290,000	Pou Chen Corp	7,514,023
2,999,808	Powertech Technology Inc	5,625,332
6,792,000	Quanta Computer Inc	13,149,798
1,904,020	Radiant Opto-Electronics Corp	5,672,626
1,226,330	Realtek Semiconductor Corp	2,412,142
908,000	Simplo Technology Co Ltd	3,737,028
2,788,000	Synnex Technology International Corp	3,358,672
4,616,000	Taiwan Cement Corp	4,997,337
1,599,400	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	35,362,734
907,000	TPK Holding Co Ltd*	3,102,250
2,034,000	Tripod Technology Corp	3,200,641
4,299,000	Unimicron Technology Corp	2,030,048
19,708,000	United Microelectronics Corp	7,044,394
10,336,909	Wistron Corp*	6,764,621

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

3,511,000	WPG Holdings Co Ltd	3,989,578

	Total Taiwan	335,606,701

	Thailand — 0.2%
6,043,600	Bangkok Dusit Medical Services Pcl (Foreign Registered)	3,444,492
7,186,600	Banpu Pcl (Foreign Registered)	5,097,176
1,813,300	PTT Exploration & Production Pcl (Foreign Registered)	4,803,972
1,917,100	PTT Global Chemical Pcl (Foreign Registered)	3,358,059
1,931,200	PTT Pcl (Foreign Registered)	17,848,527
1,180,200	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	1,800,081
1,894,600	Thai Oil Pcl (Foreign Registered)	2,591,097
1,352,500	Thanachart Capital Pcl (Foreign Registered)	1,199,680

	Total Thailand	40,143,084

	Turkey — 0.3%
735,149	Arcelik AS	3,869,617
4,468,315	Asya Katilim Bankasi AS*	1,337,491
1,795,098	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,737,472
2,147,150	Eregli Demir ve Celik Fabrikalari TAS	3,215,500
1,060,867	Gubre Fabrikalari TAS	2,921,102
1,711,228	KOC Holding AS	7,589,615
532,521	Koza Altin Isletmeleri AS	4,480,720
433,324	Tupras-Turkiye Petrol Rafineriler AS*	11,246,203
2,229,558	Turk Hava Yollari Anonim Ortakligi*	7,251,472
2,174,521	Turk Telekomunikasyon AS	5,398,297
2,716,898	Turkcell Iletisim Hizmetleri AS	12,434,557
1,200	Turkcell Iletisim Hizmetleri AS ADR	13,776
2,991,256	Turkiye IS Bankasi – Class C	5,816,750
2,241,941	Turkiye Sise ve Cam Fabrikalari AS	2,530,445

	Total Turkey	69,843,017

	United Kingdom — 5.2%
99,504	Aggreko Plc	1,863,799
1,832,018	AstraZeneca Plc	123,676,942
749,059	BAE Systems Plc	5,608,336
1,098,069	Balfour Beatty Plc	4,036,332
56,295	Berkeley Group Holdings Plc (Unit Shares)	2,956,382
4,283,128	BG Group Plc	72,876,418
18,632,429	BP Plc	114,770,767
373,744	British American Tobacco Plc	22,191,437
618,993	BT Group Plc	4,479,652
494,505	Carillion Plc	2,669,154
8,491,163	Centrica Plc	35,316,493
675,335	Cobham Plc	2,751,557
421,702	Compass Group Plc	6,745,391
2,416,747	CSR Plc	33,882,740
1,803,404	Debenhams Plc	2,468,332
3,057,003	GlaxoSmithKline Plc	66,443,837
2,002,960	Home Retail Group Plc	5,100,252
421,732	Inchcape Plc	5,281,736
31,228	International Game Technology Plc*	618,314
1,615,726	J Sainsbury Plc	6,674,184
2,767,627	Kingfisher Plc	15,589,990
1,587,492	Ladbrokes Plc	2,820,439
935,563	Man Group Plc	2,372,315
1,680,482	Marks & Spencer Group Plc	14,263,698
496,479	Meggitt Plc	3,597,611
95,088	Micro Focus International Plc	2,073,971
3,663,359	Pace Plc	20,759,826
927,001	Pearson Plc	17,396,339
125,710	Persimmon Plc*	4,011,418

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

278,998	Reckitt Benckiser Group Plc	26,755,405
10,198,299	Rexam Plc	88,518,056
3,582,611	Royal Dutch Shell Plc A Shares (London)	102,689,712
2,241,372	Royal Dutch Shell Plc B Shares (London)	64,899,062
697,308	Royal Mail Plc	5,493,420
694,617	Sage Group Plc (The)	5,645,230
239,117	Scottish & Southern Energy Plc	5,655,648
302,049	Smiths Group Plc	5,315,319
78,552	Spectris Plc	2,392,744
756,769	Synergy Health Plc	20,572,524
312,058	Tate & Lyle Plc	2,652,451
2,913,400	Telecity Group Plc	49,718,579
12,187,552	Tesco Plc	40,985,989
5,992,843	TIG Finco Plc	6,083,174
2,715	Travis Perkins Plc	95,198
193,163	Unilever Plc	8,761,875
20,424,770	Vodafone Group Plc	77,368,958
3,364	Weir Group Plc (The)	80,771
624,449	William Hill Plc	3,945,294
4,869,067	WM Morrison Supermarkets Plc	13,855,970
188,268	WPP Plc	4,325,608

	Total United Kingdom	1,139,108,649

	United States — 13.7%
134,506	3M Co.	20,356,138
317,900	Abbott Laboratories	16,114,351
53,117	Accenture Plc – Class A	5,476,894
360,124	Allergan Plc*	119,255,063
397	Alliance Data Systems Corp.*	109,191
1,227,900	Altera Corp.	60,977,514
726,344	Amazon.com, Inc.*	389,429,336
2,563,000	American Express Co.	194,941,780
184,800	American International Group, Inc.	11,849,376
51,645	Analog Devices, Inc.	3,012,453
127,100	Anthem, Inc.	19,607,717
1,389,300	Baker Hughes, Inc.(c)	80,787,795
6,200	Baxalta, Inc.*	203,546
43,500	Baxter International, Inc.	1,743,480
39,008	Becton, Dickinson and Co.	5,935,067
122,600	Bed Bath & Beyond, Inc.*	7,997,198
1,753,400	Broadcom Corp. – Class A	88,739,574
220,000	CA, Inc.	6,409,700
26,800	Chevron Corp.	2,371,264
152,619	Cigna Corp.	21,986,293
3,114,189	Cisco Systems, Inc.	88,505,251
28,200	Citrix Systems, Inc.*	2,132,202
169,500	Coach, Inc.	5,288,400
802,303	Coca-Cola Co. (The)	32,958,607
95,768	Cognizant Technology Solutions Corp. – Class A*	6,042,961
183,219	Colgate-Palmolive Co.	12,462,556
37,400	Costco Wholesale Corp.	5,434,220
242,402	Covisint Corp.*	722,358
29,800	CVS Health Corp.	3,351,606
174,802	Danaher Corp.	16,004,871
34,100	Dover Corp.	2,184,787
107,900	Eli Lilly & Co.	9,118,629
334,900	EMC Corp.	9,005,461
274,657	Emerson Electric Co.	14,213,500
400,135	EnPro Industries, Inc.	20,278,842
592,669	Express Scripts Holding Co.*	53,381,697
97,700	Franklin Resources, Inc.	4,450,235

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

264,024	Freescale Semiconductor Ltd.*	10,526,637
41,800	General Mills, Inc.	2,433,178
37,400	Genuine Parts Co.	3,326,730
74,116	Google, Inc. – Class A*	48,731,270
41,821	Google, Inc. – Class C*	26,163,636
1,088,600	Hawaiian Electric Industries, Inc.	32,603,570
1,157,726	Health Net, Inc.*	77,405,560
17,200	Henry Schein, Inc.*	2,545,256
22,900	Honeywell International, Inc.	2,405,645
336,524	Hospira, Inc.*	30,102,072
7,447,219	Hudson City Bancorp, Inc.(c)	76,780,828
428,863	Humana, Inc.	78,091,664
60,936	Illinois Tool Works, Inc.	5,451,944
295,800	International Business Machines Corp.	47,916,642
28,874	Intuit, Inc.	3,054,003
642,300	Johnson & Johnson	64,364,883
19,800	Laboratory Corp. of America Holdings*	2,520,342
43,900	Liberty TripAdvisor Holdings, Inc. – Class A*	1,285,831
3,200	Mastercard, Inc. – Class A	311,680
100,000	Mattel, Inc.	2,321,000
350,692	Medtronic Plc	27,490,746
2,242,900	Microsoft Corp.	104,743,430
55,404	Monsanto Co.	5,645,114
84,152	Nike, Inc. – Class B	9,695,993
9,240,800	Office Depot, Inc.*(c)	73,926,400
376,400	Omnicare, Inc.	36,454,340
1,201,733	Oracle Corp.	47,997,216
2,900,157	Orbitz Worldwide, Inc.*	32,713,771
4,500	Paychex, Inc.	208,800
21,300	PepsiCo, Inc.	2,052,255
732,200	Pfizer, Inc.	26,403,132
2,981,699	Philip Morris International, Inc.	255,024,715
13,096	Precision Castparts Corp.	2,552,672
574,595	Procter & Gamble Co. (The)	44,071,437
759,010	Puma Biotechnology, Inc.*	68,766,306
354,278	Qualcomm, Inc.	22,811,960
56	Reynolds American, Inc.	4,804
90,107	Stryker Corp.	9,215,243
132,500	Sysco Corp.	4,811,075
29,500	T. Rowe Price Group, Inc.	2,275,335
812,485	Teradata Corp.*	30,151,318
210,278	Time Warner Cable, Inc.	39,954,923
444,268	TopBuild Corp.*	12,777,148
990,200	TripAdvisor, Inc.*	78,602,076
1,043,032	Ubiquiti Networks, Inc.	33,606,491
483,981	UnitedHealth Group, Inc.	58,755,293
40,400	United Technologies Corp.	4,052,524
47,459	VF Corp.	3,658,614
530,600	WABCO Holdings, Inc.*	65,513,182
615,487	Wal-Mart Stores, Inc.	44,302,754
33,000	Zimmer Biomet Holdings, Inc.	3,434,310

	Total United States	3,012,855,661

	TOTAL COMMON STOCKS (COST $9,405,357,424)	9,782,568,605

	PREFERRED STOCKS(a) — 1.3%

	Brazil — 0.3%
725,000	AES Tiete SA	3,874,910
350,450	Bradespar SA	1,007,149
1,488,500	Centrais Eletricas Brasileiras SA	3,712,610

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

	145,800	Cia Brasileira de Distribuicao	3,193,680
	994,339	Cia Energetica de Minas Gerais Sponsored ADR	2,734,432
	258,181	Companhia de Transmissao de Energia Eletrica Paulista	3,124,760
	3,510,127	Companhia Energetica de Minas Gerais	9,677,594
	563,900	Companhia Energetica de Sao Paulo – Class B	3,150,574
	15,300	Companhia Paranaense de Energia Sponsored ADR	155,448
	358,000	Companhia Paranaense de Energia – Class B	3,688,792
	763,000	Eletropaulo Metropolitana SA*	3,367,143
	1,904,900	Gerdau SA	3,282,440
	757,200	Metalurgica Gerdau SA	774,018
	1,157,900	Telefonica Brasil SA	15,261,913
	331,800	Telefonica Brasil SA ADR	4,320,036
	7,500	Tim Participacoes SA ADR	102,075

		Total Brazil	61,427,574

		Germany — 0.2%
	291,218	Porsche Automobil Holding SE	21,949,341
	88,780	Volkswagen AG	17,806,881

		Total Germany	39,756,222

		Russia — 0.4%
	131,026,005	Surgutneftegaz OJSC*	79,948,661
	6,219	Transneft*	14,066,666

		Total Russia	94,015,327

		South Korea — 0.4%
	97,197	Hyundai Motor Co	8,557,316
	55,164	Hyundai Motor Co 2nd Preference	4,919,537
	95,757	Samsung Electronics Co Ltd	75,325,449

		Total South Korea	88,802,302

		TOTAL PREFERRED STOCKS (COST $348,820,159)	284,001,425

		RIGHTS/WARRANTS(a) — 0.0%

		United States — 0.0%
	2,279,800	Safeway Casa Ley CVR, Expires 01/30/19*	1,025,910
	2,279,800	Safeway PDC, LLC CVR, Expires 01/30/17*	113,990

		Total United States	1,139,900

		TOTAL RIGHTS/WARRANTS (COST $2,425,023)	1,139,900

		DEBT OBLIGATIONS(a) — 5.8%

		Canada — 0.4%

		Corporate Debt — 0.4%
USD	68,982,800	Nortel Networks Ltd, 0.00%, due 07/15/11(d)	60,877,321
USD	27,013,000	Nortel Networks Ltd, 10.13%, due 07/15/13(d)	24,581,830
USD	6,918,000	Nortel Networks Ltd, 10.75%, due 07/15/16(d)	6,329,970

		Total Corporate Debt	91,789,121

		Total Canada	91,789,121

		Denmark — 0.1%

		Bank Loans — 0.1%
USD	20,370,169	O.W. Bunker & Trading A/S, Revolver, 2.25%, due 12/19/16	16,805,389
USD	10,789,446	O.W. Bunker & Trading A/S, Term Loan B, 1.75%, due 12/19/15	8,901,293

		Total Bank Loans	25,706,682

		Total Denmark	25,706,682

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

		Iceland — 0.3%

		Trade Claims — 0.3%
USD	5,018,268	Glitnir Bank Trade Claim 20091125 3836 T1.2.1	1,555,663
USD	10,000,000	Glitnir Bank Trade Claim 20091127 5294 T1.1	3,100,000
EUR	6,435,000	Glitnir Bank Trade Claim 20091124 2893	2,544,207
USD	5,000,000	Glitnir Bank Trade Claim 20091201 8463 T1.1	1,550,000
USD	5,000,000	Glitnir Bank Trade Claim 20091201 8466 T1.1.1	1,550,000
USD	3,800,000	Glitnir Bank Trade Claim 20091201 8459 T1.1.1	1,178,000
USD	5,000,000	Glitnir Bank Trade Claim 20091201 8484 T1.1	1,550,000
USD	5,000,000	Glitnir Bank Trade Claim 20091127 5394 T1.1.1	1,550,000
USD	12,700,000	Glitnir Bank Trade Claim 20091126 4829	3,937,000
USD	3,201,000	Glitnir Bank Trade Claim 20091201 8492 T1.1.1	992,310
USD	5,000,000	Glitnir Bank Trade Claim 20091201 8476 T1.1	1,550,000
USD	46,876,688	Glitnir Bank Trade Claim 20091130 7866 T1.1	14,531,773
USD	4,000,000	Glitnir Bank Trade Claim 20091125 3816	1,240,000
USD	5,830,000	Glitnir Bank Trade Claim 20091125 3742	1,807,300
USD	500,000	Glitnir Bank Trade Claim 20091128 6662 T1.1	155,000
USD	3,756,130	Glitnir Bank Trade Claim 20091022 417 T1.1.1.1	1,164,400
USD	3,308,337	Glitnir Bank Trade Claim 20091022 417 T1.2.1.1	1,025,585
EUR	565,000	Glitnir Bank Trade Claim 20091127 5310	223,384
USD	310,000	Glitnir Bank Trade Claim 20091126 4230 T1.1.4	96,100
USD	280,000	Glitnir Bank Trade Claim 20091126 4230 T1.1.3 .1	86,800
USD	385,000	Glitnir Bank Trade Claim 20091126 4230 T1.1.2 .1	119,350
USD	58,117,099	Glitnir Bank Trade Claim 20091122 2011 T1.1.1	18,016,301
EUR	2,097,000	Glitnir Bank Trade Claim 20091130 8179	829,092
EUR	5,000,000	Glitnir Bank Trade Claim 20091125 3965	1,976,851
EUR	2,820,000	Glitnir Bank Trade Claim 20091117 1120 T1.3.1.1.1.1.	1,114,944
EUR	10,000,000	Glitnir Bank Trade Claim 20091201 8507 T1.1.1.1	3,953,702
EUR	5,000,000	Glitnir Bank Trade Claim 20091113 848 T1.1.1.1	1,976,851
EUR	8,300,000	Glitnir Bank Trade Claim 20091201 8313 T1(b)	2,996,076

		Total Trade Claims	72,370,689

		Total Iceland	72,370,689

		Mexico — 0.1%

		Foreign Government Obligations — 0.1%
EUR	12,500,000	United Mexican States, 4.00%, due 03/15/2115	12,057,487

		Puerto Rico — 0.1%

		Municipal Obligations — 0.1%
USD	22,057,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/38	15,495,043
USD	8,582,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/44	6,028,941
USD	1,410,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/42	965,864
USD	10,951,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	7,693,187

		Total Municipal Obligations	30,183,035

		Total Puerto Rico	30,183,035

		United Kingdom — 0.2%

		Corporate Debt — 0.2%
GBP	5,600,000	Co-Operative Bank Plc, 5.13%, due 09/20/17	8,603,135
GBP	21,554,343	TWRFIN, Reg. S, 8.75%, due 04/02/20	32,566,396
GBP	4,137,057	TWRFIN, Reg. S, Variable Rate, 8.50%, due 03/02/20	6,751,367

		Total Corporate Debt	47,920,898

		Total United Kingdom	47,920,898

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

		United States — 4.6%

		Asset-Backed Securities — 0.0%
USD	1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.08%, due 11/23/52	1,600

		Bank Loans — 0.3%
USD	56,530,086	Sears Holding Corporation, Term Loan, 4.77%, due 06/30/18	56,106,110

		Total Bank Loans	56,106,110

		Corporate Debt — 0.5%
USD	16,284,900	Ally Financial, Inc., 8.00%, due 11/01/31	19,460,455
USD	24,024,000	Apple, Inc., 3.45%, due 02/09/45	20,621,961
EUR	41,228,000	Berkshire Hathaway, Inc., 1.63%, due 03/16/35	40,216,520
USD	6,184,000	Exxon Mobil Corp., 3.57%, due 03/06/45	5,746,681
USD	10,116,000	Microsoft Corp., 4.00%, due 02/12/55	9,244,608
USD	1,212,000	Weatherford International LLC, 6.80%, due 06/15/37	1,079,934
USD	1,818,000	Weatherford International Ltd., 5.95%, due 04/15/42	1,453,951
USD	4,228,000	Weatherford International Ltd., 6.50%, due 08/01/36	3,641,733
USD	7,258,000	Weatherford International Ltd., 6.75%, due 09/15/40	6,402,950
USD	6,061,000	Weatherford International Ltd., 7.00%, due 03/15/38	5,443,281

		Total Corporate Debt	113,312,074

		U.S. Government — 3.8%
USD	111,445,500	U.S. Treasury Bond, 2.75%, due 11/15/42	107,893,175
	95,678,400	U.S. Treasury Bond, 3.13%, due 02/15/42	100,028,801
USD	432,869,600	U.S. Treasury Bond, 3.13%, due 11/15/41(c)	453,059,071
USD	84,885,100	U.S. Treasury Bond, 3.63%, due 02/15/44(c)	96,948,037
USD	17,182,900	U.S. Treasury Strip Principal, due 02/15/42	7,731,755
USD	1,505,500	U.S. Treasury Strip Principal, due 11/15/42	655,060
USD	120,412,800	U.S. Treasury Strip Principal, due 11/15/41	55,039,125
USD	28,065,900	U.S. Treasury Strip Principal, due 02/15/44	11,854,306

		Total U.S. Government	833,209,330

		Total United States	1,002,629,114

		TOTAL DEBT OBLIGATIONS (COST $1,383,465,923)	1,282,657,026

		Mutual Funds — 22.1%

		United States — 22.1%

		Affiliated Issuers — 22.1%
	57,644,677	GMO Alpha Only Fund, Class IV	1,281,441,175
	34,172,893	GMO Debt Opportunities Fund, Class VI	849,196,399
	106,740,419	GMO Emerging Country Debt Fund, Class IV	985,214,063
	32,511,645	GMO Special Opportunities Fund, Class VI	655,109,646
	32,385,742	GMO Systematic Global Macro Opportunity Fund, Class III	1,096,581,230

		TOTAL MUTUAL FUNDS (COST $4,900,539,941)	4,867,542,513

Principal Amount		Description	Value ($)
		OPTIONS PURCHASED(a) — 1.6%

		Currency Options — 0.3%
EUR	177,266,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	4,245,441
EUR	354,532,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	2,184,338

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

EUR	433,050,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	4,181,453
EUR	497,542,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	7,393,687
USD	100,004,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	1,692,968
EUR	63,738,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	1,911,498
EUR	18,236,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	8,411,633
EUR	12,898,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	5,949,399
EUR	26,943,000	EUR Call/USD Put, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	59
EUR	26,943,000	EUR Put/USD Call, Expires 08/06/15, Strike 1.15, (OTC) (CP-DB)	1,509,128
EUR	5,528,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	2,549,874
EUR	18,303,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	8,342,031
EUR	127,475,000	EUR Call/USD Put, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	3,822,966
EUR	63,738,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	472,362
EUR	127,475,000	EUR Put/USD Call, Expires 09/17/15, Strike 1.08, (OTC) (CP-DB)	944,717
EUR	18,158,000	EUR Put/USD Call, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	8,026,669
EUR	355,387,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	1,718,118
USD	51,331,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	1,177,995
USD	51,243,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	1,086,198
USD	51,243,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	2,270,526
USD	51,331,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	2,139,733

		Total Currency Options	70,030,793

		Equity Options — 0.0%
	786	Anthem, Inc. Put, Expires 06/17/16, Strike 150.00	939,270

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

	2,630	Avago Technologies Ltd. Put, Expires 01/15/16, Strike 125.00	3,629,400
	4,296	Centene Corp. Put, Expires 12/18/15, Strike 70.00	2,319,840
	2,981	Royal Dutch Shell Plc Put, Expires 01/15/16, Strike 58.00	1,102,970
	2,937	Royal Dutch Shell Plc Put, Expires 10/16/15, Strike 60.00	1,027,950
	1,500	Royal Dutch Shell Plc Put, Expires 10/16/15, Strike 58.00	315,000
	6,200	Weatherford International Plc Put, Expires 08/21/15, Strike 10.00	161,200

		Total Equity Options	9,495,630

		Options on Interest Rate Swaps — 0.9%
EUR	145,544,000	EUR Swaption Put, Expires 11/20/15, Strike 1.28%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 145,544,000 EUR in which it will pay a rate of 1.28% and will receive 6 month EURIBOR, maturing on 11/24/25. (OTC) (CP-MSCI)	12,803,967
EUR	73,602,000	EUR Swaption Call, Expires 11/24/15, Strike 1.31%, upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 73,602,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 1.31%, maturing on 11/26/45. (OTC) (CP-MSCI)	1,917,773
EUR	73,602,000	EUR Swaption Put, Expires 11/24/15, Strike 1.31%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 73,602,000 EUR in which it will pay a rate of 1.31% and will receive 6 month EURIBOR, maturing on 11/26/45. (OTC) (CP-MSCI)	6,220,699
EUR	361,314,000	EUR Swaption Put, Expires 02/22/16, Strike 1.56%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 361,314,000 EUR in which it will pay a rate of 1.56% and will receive 6 month EURIBOR, maturing on 02/24/46. (OTC) (CP-GS)	25,218,280
EUR	207,860,000	EUR Swaption Put, Expires 06/01/16, Strike 1.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 207,860,000 EUR in which it will pay a rate of 1.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	5,439,969
EUR	179,430,000	EUR Swaption Put, Expires 05/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	9,284,637
EUR	179,430,000	EUR Swaption Put, Expires 08/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	9,870,691
EUR	179,430,000	EUR Swaption Put, Expires 11/18/17, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	10,330,035
EUR	685,987,000	EUR Swaption Put, Expires 03/06/18, Strike 2.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 685,987,000 EUR in which it will pay a rate of 2.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	26,627,662
EUR	364,398,000	EUR Swaption Put, Expires 03/12/18, Strike 1.83%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 364,398,000 EUR in which it will pay a rate of 1.83% and will receive 6 month EURIBOR, maturing on 03/14/48. (OTC) (CP-MSCI)	17,991,005

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

GBP	33,061,000	GBP Swaption Put, Expires 03/11/16, Strike 2.34%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.34% and will receive 6 month GBP LIBOR, maturing on 03/13/27. (OTC) (CP-MSCI)	2,233,502
GBP	33,061,000	GBP Swaption Call, Expires 03/11/16, Strike 2.34%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.34%, maturing on 03/11/46. (OTC) (CP-MSCI)	3,557,392
GBP	83,484,000	GBP Swaption Put, Expires 02/09/17, Strike 2.61%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,484,000 GBP in which it will pay a rate of 2.61% and will receive 6 month GBP LIBOR, maturing on 02/09/47. (OTC) (CP-MSCI)	2,403,163
GBP	163,153,000	GBP Swaption Put, Expires 02/17/17, Strike 2.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 163,153,000 GBP in which it will pay a rate of 2.81% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-GS)	3,229,948
GBP	65,613,000	GBP Swaption Put, Expires 02/17/17, Strike 2.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 65,613,000 GBP in which it will pay a rate of 2.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	1,730,525
GBP	33,061,000	GBP Swaption Put, Expires 03/13/17, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.39% and will receive 6 month GBP LIBOR, maturing on 03/13/47. (OTC) (CP-MSCI)	3,773,463
GBP	33,061,000	GBP Swaption Call, Expires 03/13/17, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.39%, maturing on 03/13/47. (OTC) (CP-MSCI)	5,128,898
GBP	156,652,000	GBP Swaption Put, Expires 03/20/17, Strike 2.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 156,652,000 GBP in which it will pay a rate of 2.89% and will receive 6 month GBP LIBOR, maturing on 03/22/47. (OTC) (CP-GS)	2,632,770
GBP	76,805,000	GBP Swaption Put, Expires 04/10/17, Strike 2.58%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 76,805,000 GBP in which it will pay a rate of 2.58% and will receive 6 month GBP LIBOR, maturing on 04/12/47. (OTC) (CP-GS)	2,416,004
GBP	66,553,000	GBP Swaption Put, Expires 05/12/17, Strike 2.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,553,000 GBP in which it will pay a rate of 2.81% and will receive 6 month GBP LIBOR, maturing on 05/12/47. (OTC) (CP-MSCI)	2,476,089
GBP	160,476,000	GBP Swaption Put, Expires 05/19/17, Strike 2.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 160,476,000 GBP in which it will pay a rate of 2.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	2,714,831
GBP	100,233,000	GBP Swaption Put, Expires 08/10/17, Strike 2.68%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 100,233,000 GBP in which it will pay a rate of 2.68% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	2,833,644

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

GBP	66,822,000	GBP Swaption Put, Expires 08/10/17, Strike 3.00%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,822,000 GBP in which it will pay a rate of 3.00% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	1,806,135
USD	83,953,000	USD Swaption Call, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,953,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.40%, maturing on 09/23/45. (OTC) (CP-JPM)	303,406
USD	83,953,000	USD Swaption Put, Expires 09/21/15, Strike 2.40%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,953,000 USD in which it will pay a rate of 2.40% and will receive 3 month USD LIBOR, maturing on 09/23/45. (OTC) (CP-JPM)	6,451,704
USD	42,470,000	USD Swaption Put, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 42,470,000 USD in which it will pay a rate of 2.39% and will receive 3 month USD LIBOR, maturing on 09/25/45. (OTC) (CP-JPM)	3,419,557
USD	42,470,000	USD Swaption Call, Expires 09/23/15, Strike 2.39%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 42,470,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.39%, maturing on 09/25/45. (OTC) (CP-JPM)	145,077
USD	322,570,500	USD Swaption Call, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 322,570,500 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.75%, maturing on 03/17/46. (OTC) (CP-GS)	4,089,226
USD	322,570,500	USD Swaption Put, Expires 03/11/16, Strike 2.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 322,570,500 USD in which it will pay a rate of 2.75% and will receive 3 month USD LIBOR, maturing on 03/17/46. (OTC) (CP-GS)	11,307,709

		Total Options on Interest Rate Swaps	188,357,761

Number of Contracts		Description	Value ($)
		Quanto Options — 0.4%
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 09/06/19, Strike 3,000(b)	2,065,766
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 03/06/20, Strike 3,000(b)	2,126,970
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 03/20/20, Strike 3,000(b)	2,134,101
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 08/09/19, Strike 3,000(b)	2,052,065
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 04/09/20, Strike 3,000(b)	2,132,054
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 01/10/20, Strike 3,000(b)	2,107,697
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 04/30/20, Strike 3,000(b)	2,118,535
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 03/13/20, Strike 3,000(b)	2,130,476
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 07/19/19, Strike 3,000(b)	2,046,878
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 03/27/20, Strike 3,000(b)	2,133,988
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 09/20/19, Strike 3,000(b)	2,072,693
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 11/08/19, Strike 3,000(b)	2,086,387
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 10/04/19, Strike 3,000(b)	2,076,162
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 12/27/19, Strike 3,000(b)	2,102,641
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 05/15/20, Strike 3,000(b)	2,069,771
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 02/07/20, Strike 3,000(b)	2,113,597
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 04/24/20, Strike 3,000(b)	2,136,527
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 08/16/19, Strike 3,000(b)	2,054,683
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 12/13/19, Strike 3,000(b)	2,096,904
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 04/03/20, Strike 3,000(b)	2,138,040
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 10/11/19, Strike 3,000(b)	2,077,689
	3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 12/06/19, Strike 3,000(b)	2,093,562

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 01/03/20, Strike 3,000(b)	2,105,402
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 09/27/19, Strike 3,000(b)	2,071,885
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 11/01/19, Strike 3,000(b)	2,088,441
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 04/17/20, Strike 3,000(b)	2,134,808
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 08/23/19, Strike 3,000(b)	2,058,458
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 07/26/19, Strike 3,000(b)	2,050,603
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 01/31/20, Strike 3,000(b)	2,112,555
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 09/13/19, Strike 3,000(b)	2,069,195
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 11/15/19, Strike 3,000(b)	2,088,765
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 05/08/20, Strike 3,000(b)	2,084,281
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 10/25/19, Strike 3,000(b)	2,085,260
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 01/17/20, Strike 3,000(b)	2,111,816
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 08/30/19, Strike 3,000(b)	2,062,086
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 02/21/20, Strike 3,000(b)	2,120,041
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 02/28/20, Strike 3,000(b)	2,123,490
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 10/18/19, Strike 3,000(b)	2,081,168
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 11/29/19, Strike 3,000(b)	2,091,906
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 11/22/19, Strike 3,000(b)	2,092,188
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 01/24/20, Strike 3,000(b)	2,108,839
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 02/14/20, Strike 3,000(b)	2,116,244
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 08/02/19, Strike 3,000(b)	2,054,169
3,393	Euro STOXX 50, (OTC) (CP - GS), Expires 12/20/19, Strike 3,000(b)	2,101,730

	Total Quanto Options	92,180,516

	TOTAL OPTIONS PURCHASED (COST $396,119,884)	360,064,700

Shares	Description	Value ($)
	Short-Term Investments(a) — 25.1%

	Money Market Funds — 0.2%
40,109,832	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00%(e)	40,109,832

	U.S. Government — 24.9%
80,000,000	U.S. Treasury Bill, 0.02%, due 08/13/15(f)	79,999,360
394,900,000	U.S. Treasury Bill, 0.03%, due 08/27/15(c)(f)	394,890,917
20,000,000	U.S. Treasury Bill, 0.03%, due 09/03/15(f)	19,999,400
100,700,000	U.S. Treasury Bill, 0.03%, due 10/01/15(f)	100,694,260
200,000,000	U.S. Treasury Bill, 0.03%, due 08/20/15(f)	199,996,600
30,000,000	U.S. Treasury Bill, 0.04%, due 09/10/15(f)	29,998,740
85,000,000	U.S. Treasury Bill, 0.04%, due 09/17/15(f)	84,995,495
333,800,000	U.S. Treasury Bill, 0.04%, due 10/08/15(f)	333,776,968
137,800,000	U.S. Treasury Bill, 0.05%, due 10/22/15(f)	137,783,877
268,000,000	U.S. Treasury Bill, 0.06%, due 11/12/15(f)	267,953,100
59,000,000	U.S. Treasury Bill, 0.06%, due 11/19/15(f)	58,988,495
273,000,000	U.S. Treasury Bill, 0.07%, due 10/29/15(f)	272,955,501
225,000,000	U.S. Treasury Bill, 0.08%, due 11/05/15(f)	224,955,225
90,000,000	U.S. Treasury Bill, 0.08%, due 12/10/15(f)	89,974,170
243,375,000	U.S. Treasury Bill, 0.09%, due 12/17/15(f)	243,292,252
486,400,000	U.S. Treasury Bill, 0.11%, due 01/07/16(c)(f)	486,171,878
225,000,000	U.S. Treasury Bill, 0.12%, due 12/24/15(f)	224,894,925
80,000,000	U.S. Treasury Bill, 0.13%, due 01/21/16(f)	79,948,720
95,000,000	U.S. Treasury Bill, 0.14%, due 12/31/15(f)	94,942,620
55,000,000	U.S. Treasury Note, 0.25%, due 10/31/15	55,012,870
175,000,000	U.S. Treasury Note, 0.25%, due 12/15/15	175,054,600
74,000,000	U.S. Treasury Note, 0.25%, due 11/30/15	74,017,316
75,000,000	U.S. Treasury Note, 0.25%, due 10/15/15	75,023,400
85,000,000	U.S. Treasury Note, 0.25%, due 09/15/15	84,993,370
130,750,000	U.S. Treasury Note, 0.25%, due 09/30/15	130,739,802
58,700,000	U.S. Treasury Note, 0.25%, due 12/31/15	58,700,000
250,000,000	U.S. Treasury Note, 0.38%, due 11/15/15	250,136,750
154,250,000	U.S. Treasury Note, 0.38%, due 08/31/15	154,262,032
70,000,000	U.S. Treasury Note, 0.38%, due 01/31/16	70,049,210

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

16,700,000	U.S. Treasury Note, 1.25%, due 08/31/15	16,714,345
400,000,000	U.S. Treasury Note, 1.25%, due 09/30/15	400,656,400
150,000,000	U.S. Treasury Note, 1.38%, due 11/30/15	150,574,200
75,000,000	U.S. Treasury Note, 2.00%, due 01/31/16	75,650,400
285,000,000	U.S. Treasury Note, 2.13%, due 12/31/15	287,159,730

	Total U.S. Government	5,484,956,928

	TOTAL SHORT-TERM INVESTMENTS (COST $5,525,798,906)	5,525,066,760

	TOTAL INVESTMENTS — 100.2% (Cost $21,962,527,260)	22,103,040,929

	SECURITIES SOLD SHORT(a) — (1.9)%

	COMMON STOCKS — (1.9)%

	Netherlands — (0.2)%
(2,081,916)	Koninklijke Ahold NV	(41,433,814)
(92,954)	NXP Semiconductors NV*	(9,015,608)

	Total Netherlands	(50,449,422)

	United Kingdom — (0.1)%
(949,162)	Royal Dutch Shell Plc A Shares (London)	(27,206,184)

	United States — (1.6)%
(311,635)	Aetna, Inc.	(35,205,406)
(533,000)	ARRIS Group, Inc.*	(16,480,360)
(343,634)	Ball Corp.	(23,312,131)
(289,771)	Centene Corp.*	(20,321,640)
(113,746)	Charter Communications, Inc.*	(21,140,832)
(1,894)	Endo International Plc*	(165,801)
(95,248)	Equinix, Inc.	(26,565,620)
(1,187,886)	Halliburton Co.	(49,641,756)
(625,736)	M&T Bank Corp.	(82,065,276)
(262,707)	NextEra Energy, Inc.	(27,636,776)
(1,730,412)	Staples, Inc.	(25,454,361)
(323,468)	STERIS Corp.	(22,361,343)

	Total United States	(350,351,301)

	TOTAL COMMON STOCKS (PROCEEDS $427,474,339)	(428,006,907)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $427,474,339)	(428,006,907)

	Other Assets and Liabilities (net) — 1.7%	374,056,744

	TOTAL NET ASSETS — 100.0%	$22,049,090,766

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

A summary of outstanding financial instruments at July 31, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
08/04/2015	BCLY	BRL	286,993,600	USD	88,183,839	$4,364,390
03/24/2016	BCLY	BRL	196,762,277	USD	57,691,397	4,307,556
08/17/2015	BCLY	CAD	3,013,788	USD	2,444,173	140,001
08/17/2015	DB	CAD	369,871	USD	289,000	6,218
08/17/2015	MSCI	CAD	315,069	USD	244,000	3,116
02/17/2016	GS	CHF	529,776,347	USD	575,741,364	23,216,205
03/03/2016	GS	CHF	46,312,800	USD	47,335,241	(1,001,874)
08/20/2015	DB	EUR	3,509,960	USD	3,809,970	(45,596)
08/24/2015	BOA	EUR	9,202,845	USD	10,046,517	(62,986)
08/24/2015	DB	EUR	546,179,280	USD	610,322,954	10,334,462
08/24/2015	GS	EUR	231,166,632	USD	256,283,209	2,342,200
08/24/2015	JPM	EUR	146,851,598	USD	160,206,621	(1,112,699)
10/23/2015	JPM	EUR	1,048,699,000	USD	1,130,898,660	(22,152,736)
10/26/2015	JPM	EUR	278,232,000	USD	307,757,807	1,824,324
10/30/2015	JPM	EUR	143,146,000	USD	164,156,970	6,748,300
11/02/2015	JPM	EUR	131,167,000	USD	149,357,240	5,113,776
11/16/2015	JPM	EUR	782,830,000	USD	903,150,971	42,049,046
02/08/2016	GS	EUR	120,893,000	USD	130,774,466	(2,425,298)
02/09/2016	DB	EUR	52,091,000	USD	56,388,507	(1,006,704)
02/17/2016	GS	EUR	50,864,000	USD	55,039,934	(1,014,349)
03/14/2016	GS	EUR	188,711,000	USD	201,552,784	(6,547,631)
03/14/2016	JPM	EUR	162,767,000	USD	176,662,419	(2,828,338)
03/16/2016	JPM	EUR	159,539,000	USD	170,707,527	(5,232,213)
03/27/2017	DB	EUR	7,250,000	USD	7,953,250	(152,671)
11/07/2017	GS	EUR	193,938,000	USD	212,934,227	(6,202,603)
12/22/2017	JPM	EUR	55,095,000	USD	60,857,937	(1,546,667)
09/28/2015	BOA	GBP	535,611	USD	833,000	(3,118)
09/28/2015	DB	GBP	140,700,596	USD	218,648,726	(992,375)
09/28/2015	GS	GBP	51,797,204	USD	79,918,361	(939,826)
09/28/2015	JPM	GBP	2,655,967	USD	4,118,286	(27,819)
11/18/2015	GS	GBP	203,049,000	USD	296,959,162	(19,914,062)
12/18/2015	GS	GBP	135,145,000	USD	200,302,381	(10,568,050)
08/13/2015	BCLY	INR	14,095,255,000	USD	217,848,087	(1,609,910)
09/14/2015	BCLY	NOK	6,174,457	USD	756,000	795
09/14/2015	BOA	NOK	65,819,498	USD	8,342,000	291,536
08/04/2015	BCLY	USD	87,808,798	BRL	286,993,600	(3,989,350)
08/13/2015	BCLY	USD	217,762,790	INR	14,095,255,000	1,695,208
08/20/2015	DB	USD	3,848,671	EUR	3,509,960	6,895
08/24/2015	BOA	USD	17,004,545	EUR	15,154,496	(357,038)
08/24/2015	DB	USD	758,392,611	EUR	674,465,568	(17,479,152)
08/24/2015	GS	USD	548,808,306	EUR	498,599,481	(1,087,142)
08/24/2015	JPM	USD	86,044,064	EUR	75,892,080	(2,675,147)
09/28/2015	BBH	USD	2,419,496	GBP	1,550,265	549
09/28/2015	BOA	USD	1,427,416	GBP	916,879	3,881
09/28/2015	DB	USD	8,605,334	GBP	5,523,495	17,135
09/28/2015	GS	USD	5,989,242	GBP	3,867,000	47,350

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

09/28/2015	JPM	USD	33,141,477	GBP	21,316,000	133,931
09/28/2015	MSCI	USD	2,457,552	GBP	1,578,144	6,015
10/23/2015	JPM	USD	1,159,724,365	EUR	1,059,248,000	4,925,727
10/26/2015	JPM	USD	276,187,126	EUR	243,012,000	(8,980,235)
10/30/2015	JPM	USD	159,128,428	EUR	143,146,000	(1,719,758)
11/02/2015	JPM	USD	149,086,249	EUR	131,167,000	(4,842,785)
11/16/2015	JPM	USD	800,463,703	EUR	745,571,000	19,653,849
11/18/2015	GS	USD	300,607,107	GBP	203,049,000	16,266,117
12/18/2015	GS	USD	199,843,210	GBP	135,145,000	11,027,220
02/08/2016	GS	USD	128,690,599	EUR	120,893,000	4,509,165
02/09/2016	DB	USD	4,271,717	EUR	3,952,000	82,699
02/17/2016	GS	USD	401,930,234	CHF	373,896,000	(11,978,987)
03/14/2016	GS	USD	201,307,459	EUR	188,711,000	6,792,955
03/14/2016	JPM	USD	172,728,340	EUR	162,767,000	6,762,416
03/16/2016	JPM	USD	171,129,508	EUR	159,539,000	4,810,231
03/24/2016	JPM	USD	57,629,760	BRL	196,762,277	(4,245,920)
03/24/2016	JPM	USD	10,017,164	EUR	9,123,100	45,777
03/29/2016	GS	USD	6,327,627	EUR	5,774,000	41,980
03/29/2016	JPM	USD	6,178,680	EUR	5,601,400	523
11/07/2017	GS	USD	214,049,371	EUR	193,938,000	5,087,459
12/22/2017	JPM	USD	61,316,438	EUR	55,095,000	1,088,166

						$41,004,134

Futures Contracts(a)

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
	Sales — (0.1)%
104	U.S. Treasury Note 10 Yr.	September 2015	$13,253,500	$(39,974)

+ Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

Written Options(a)

Currency Options

		Number of Contracts	Expiration Date	Description	Premiums	Market Value
Call	EUR	18,158,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18 (OTC) (CP-JPM)	$3,705,828	$(5,035,363)
Call	EUR	12,898,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19 (OTC) (CP-JPM)	1,867,373	(2,478,916)
Call	EUR	5,528,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19 (OTC) (CP-JPM)	773,566	(1,032,092)
Call	EUR	18,303,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19 (OTC) (CP-JPM)	2,946,531	(3,970,003)
Call	EUR	18,236,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21 (OTC) (CP-DB)	6,205,803	(2,403,324)
Call	EUR	355,387,000	03/10/2016	EUR Call/USD Put, Strike 1.14 (OTC) (CP-JPM)	5,396,838	(6,374,835)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

Call	EUR	354,532,000	03/14/2016	EUR Call/USD Put, Strike 1.15 (OTC) (CP-JPM)	5,113,558	(5,422,297)

					$26,009,497	$(26,716,830)

Equity Options

	Principal Amount	Expiration Date	Description	Premiums	Market Value
Put	4,296	12/18/2015	Centene Corp., Strike 55.00 (OTC) (CP-MSCI)	$634,336	$(515,520)

Written Options on Interest Rate Swaps

		Principal Amount	Expiration Date	Description	Premiums	Market Value
Put	EUR	145,544,000	11/20/2015	EUR Swaption Put, Expires 11/20/2015, Strike 0.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 145,544,000 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.81%, maturing on 11/24/25. (OTC) (CP-MSCI)	$2,077,725	$(4,510,792)
Call	EUR	133,882,500	12/14/2015	EUR Swaption Call, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 133,882,500 EUR in which it will pay a rate 0.69% and will receive 6 month EURIBOR, maturing on 12/16/25. (OTC) (CP-MSCI)	2,772,442	(467,576)
Put	EUR	133,882,500	12/14/2015	EUR Swaption Put, Expires 12/14/2015, Strike 0.69%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 133,882,500 EUR in which it will pay 6 month EURIBOR and will receive a rate of 0.69%, maturing on 12/16/25. (OTC) (CP-MSCI)	2,772,442	(5,815,148)
Call	EUR	207,860,000	06/01/2016	EUR Swaption Call, Expires 06/01/2016, Strike 0.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 207,860,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 06/03/46. (OTC) (CP-GS)	6,140,348	(2,248,125)
Call	EUR	208,280,000	07/07/2016	EUR Swaption Call, Expires 07/07/2016, Strike 0.99%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 208,280,000 EUR in which it will pay a rate of 0.99% and will receive 6 month EURIBOR, maturing on 07/11/46. (OTC) (CP-GS)	5,558,025	(2,692,084)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

Call	EUR	225,263,000	09/01/2016	EUR Swaption Call, Expires 09/01/2016, Strike 0.95%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 225,263,000 EUR in which it will pay a rate of 0.95% and will receive 6 month EURIBOR, maturing on 09/05/46. (OTC) (CP-GS)	3,990,968	(3,083,039)
Call	EUR	204,410,000	12/16/2016	EUR Swaption Call, Expires 12/16/2016, Strike 0.93%, Upon potential exercise of option, the Fund will enter into a swap with a notional amount of 204,410,000 EUR in which it will pay a rate of 0.93% and will receive 6 month EURIBOR, maturing on 12/22/46. (OTC) (CP-GS)	5,328,028	(3,410,504)
Call	EUR	89,715,000	05/18/2017	EUR Swaption Call, Expires 05/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 89,715,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 05/24/47. (OTC) (CP-MSCI)	2,905,822	(2,526,790)
Call	EUR	179,430,000	08/18/2017	EUR Swaption Call, Expires 08/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 08/23/47. (OTC) (CP-MSCI)	6,687,915	(5,590,764)
Call	EUR	179,430,000	11/18/2017	EUR Swaption Call, Expires 11/18/2017, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 179,430,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 11/22/47. (OTC) (CP-MSCI)	7,035,604	(6,033,556)
Call	EUR	685,987,000	03/06/2018	EUR Swaption Call, Expires 03/06/2018, Strike 1.05%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 685,987,000 EUR in which it will pay a rate of 1.05% and will receive 6 month EURIBOR, maturing on 03/08/48. (OTC) (CP-GS)	22,849,884	(21,453,409)
Call	EUR	364,398,000	03/12/2018	EUR Swaption Call, Expires 03/12/2018, Strike 0.83%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 364,398,000 EUR in which it will pay a rate of 0.83% and will receive 6 month EURIBOR, maturing on 03/14/48. (OTC) (CP-MSCI)	13,610,255	(8,850,430)
Call	GBP	33,061,000	03/11/2016	GBP Swaption Call, Expires 03/11/2016, Strike 2.12%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.12% and will receive 6 month GBP LIBOR, maturing on 03/11/26. (OTC) (CP-MSCI)	1,501,098	(1,179,843)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

Put	GBP	33,061,000	03/11/2016	GBP Swaption Put, Expires 03/11/2016, Strike 2.12%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a 6 month GBP LIBOR and will receive a rate of 2.12% , maturing on 03/11/26. (OTC) (CP-MSCI)	1,501,098	(1,289,246)
Call	GBP	149,901,000	01/27/2017	GBP Swaption Call, Expires 01/27/2017, Strike 1.53%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 149,901,000 GBP in which it will pay a rate of 1.53% and will receive 6 month GBP LIBOR, maturing on 01/27/47. (OTC) (CP-GS)	6,633,501	(3,771,239)
Call	GBP	83,484,000	02/09/2017	GBP Swaption Call, Expires 02/09/2017, Strike 1.61%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 83,484,000 GBP in which it will pay a rate of 1.61% and will receive 6 month GBP LIBOR, maturing on 02/09/47. (OTC) (CP-GS)	3,493,421	(2,393,255)
Call	GBP	163,153,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 163,153,000 GBP in which it will pay receive a rate of 1.81% and will 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	8,782,022	(6,058,604)
Call	GBP	65,613,000	02/17/2017	GBP Swaption Call, Expires 02/17/2017, Strike 1.95%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 65,613,000 GBP in which it will pay a rate of 1.95% and will receive 6 month GBP LIBOR, maturing on 02/17/47. (OTC) (CP-MSCI)	3,587,007	(3,578,166)
Call	GBP	33,061,000	03/13/2017	GBP Swaption Call, Expires 03/13/2017, Strike 2.25%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay a rate of 2.25% and will receive 6 month GBP LIBOR , maturing on 03/13/27. (OTC) (CP-MSCI)	2,118,326	(1,919,955)
Put	GBP	33,061,000	03/13/2017	GBP Swaption Put, Expires 03/13/2017, Strike 2.25%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 33,061,000 GBP in which it will pay 6 month GBP LIBOR and will receive a rate of 2.25%, maturing on 03/13/27. (OTC) (CP-MSCI)	2,118,326	(2,105,874)
Call	GBP	156,652,000	03/20/2017	GBP Swaption Call, Expires 03/20/2017, Strike 1.89%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 156,652,000 GBP in which it will pay a rate of 1.89% and will receive 6 month GBP LIBOR, maturing on 03/20/47. (OTC) (CP-GS)	8,309,087	(6,591,710)
Call	GBP	76,805,000	04/10/2017	GBP Swaption Call, Expires 04/10/2017, Strike 1.58%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 76,805,000 GBP in which it will pay a rate of 1.58% and will receive 6 month GBP LIBOR, maturing on 04/12/47. (OTC) (CP-GS)	3,953,523	(2,236,929)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

Call	GBP	66,553,000	05/12/2017	GBP Swaption Call, Expires 05/12/2017, Strike 1.81%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,553,000 GBP in which it will pay a rate of 1.81% and will receive 6 month GBP LIBOR, maturing on 05/12/47. (OTC) (CP-MSCI)	4,070,106	(3,236,252)
Call	GBP	160,476,000	05/19/2017	GBP Swaption Call, Expires 05/19/2017, Strike 1.91%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 160,476,000 GBP in which it will pay a rate of 1.91% and will receive 6 month GBP LIBOR, maturing on 05/19/47. (OTC) (CP-GS)	8,933,718	(7,211,230)
Call	GBP	66,822,000	08/10/2017	GBP Swaption Call, Expires 08/10/2017, Strike 1.5%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 66,822,000 GBP in which it will pay a rate of 1.50% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	3,119,679	(2,375,379)
Call	GBP	100,233,000	08/10/2017	GBP Swaption Call, Expires 08/10/2017, Strike 1.68%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 100,233,000 GBP in which it will pay a rate of 1.68% and will receive 6 month GBP LIBOR, maturing on 08/10/47. (OTC) (CP-MSCI)	4,939,492	(3,631,315)

					$144,789,862	$(114,261,214)

Swap Contracts(a)

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
162,468,000	USD	2/13/2025	JPM	(Pay)	SIFMA Municipal Swap Index	$1,491,966
81,876,000	USD	2/23/2025	JPM	(Pay)	SIFMA Municipal Swap Index	602,015
87,044,000	USD	3/5/2025	JPM	(Pay)	SIFMA Municipal Swap Index	523,581
75,627,000	USD	3/12/2025	JPM	(Pay)	SIFMA Municipal Swap Index	364,674
184,405,000	USD	3/23/2025	JPM	(Pay)	SIFMA Municipal Swap Index	1,091,758

						$4,073,994

					Premiums to (Pay) Receive	$—

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

Correlation Swaps

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
490,488	USD	7/19/2019	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -30% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS)(b)	$(3,326,848)
193,930	USD	1/6/2020	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -40% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS)(b)	434,733

				$(2,892,115)

			Premiums to (Pay) Receive	$—

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread(1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Net Unrealized Appreciation/ (Depreciation)
4,000,000	USD	9/20/2020	BOA	(Pay)	1.00%	3.72%	Weatherford International Plc	N/A	$487,532
6,000,000	USD	9/20/2020	MSCI	(Pay)	1.00%	3.72%	Weatherford International Plc	N/A	731,298
5,680,000	EUR	9/20/2020	BOA	(Pay)	1.00%	0.92%	Assicurazioni Generali SpA	N/A	(30,660)
5,680,000	EUR	9/20/2020	BOA	(Pay)	1.00%	0.92%	Assicurazioni Generali SpA	N/A	(30,660)
6,100,000	USD	9/20/2020	CITI	(Pay)	1.00%	0.7%	MetLife Inc.	N/A	(97,674)
6,340,000	USD	9/20/2020	BCI	(Pay)	1.00%	0.7%	MetLife Inc.	N/A	(101,517)
5,680,000	EUR	9/20/2020	BCI	(Pay)	1.00%	0.92%	Assicurazioni Generali SpA	N/A	(30,660)

									$927,659

							Premiums to (Pay) Receive		$(890,316)

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	As of July 31, 2015, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value ofcredit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays(1)	Fund Receives(2)	Net Unrealized Appreciation/ (Depreciation)
6,339,331,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$20,285
6,339,287,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	19,776
6,339,287,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	19,642
6,339,287,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	19,503
6,339,287,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	15,801
6,339,287,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	18,156
6,339,287,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	18,339
6,339,287,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	17,929
6,339,287,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	18,011
6,339,287,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	17,968
68,484,166,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(208,214)
67,981,538,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(431,337)
53,486,408,000	JPY	3/11/2016	3/11/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(358,568)
111,120,665,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(781,362)
10,461,570,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	31,546
10,461,570,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	31,638
10,461,570,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	18,886
10,461,570,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	31,568
10,461,570,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	30,987
6,340,350,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	25,398
6,340,350,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	13,971
6,340,350,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	25,763
6,340,350,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	25,517
6,340,350,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	25,496
9,450,000,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,922)
9,450,000,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(723)
9,450,000,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	5,930

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

9,450,000,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	1,327
9,450,000,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(281)
7,875,000,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	35,410
7,875,000,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	35,664
7,875,000,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	35,926
7,875,000,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	26,810
7,875,000,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	31,309
7,875,000,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	24,598
7,875,000,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	24,746
7,875,000,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	24,903
7,875,000,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	15,498
7,875,000,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	20,031
9,450,000,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	8,675
9,450,000,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	9,034
9,450,000,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	9,243
9,450,000,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,902)
9,450,000,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	3,574
6,340,350,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	23,603
6,340,350,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	23,421
6,340,350,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	15,632
6,340,350,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	19,137
6,340,350,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	22,424
6,290,160,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,367)
10,461,570,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	27,619
10,461,570,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	7,927
10,461,570,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	13,760
10,461,570,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	26,401
6,290,160,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,387)
10,461,570,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	26,097
6,290,160,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,436)
6,290,160,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,389)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

6,290,160,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,454)
6,349,345,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,027)
6,349,345,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,049)
6,349,345,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(52,782)
6,349,345,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,355)
6,349,345,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(45,118)
6,349,345,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(44,879)
6,349,345,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(52,446)
6,349,345,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(44,477)
6,349,345,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(44,223)
6,349,345,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(44,078)
3,439,268,600	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,961)
3,439,268,600	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,961)
3,439,268,600	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,813)
3,439,268,600	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,813)
3,439,268,600	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(31,919)
3,439,268,600	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(31,919)
3,439,268,600	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,520)
3,439,268,600	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,520)
3,439,268,600	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,200)
3,439,268,600	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(27,200)
3,439,268,600	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(31,430)
3,439,268,600	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(31,430)
33,334,890,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(342,503)
58,847,595,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(574,233)
3,439,268,600	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,692)
3,439,268,600	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,692)
3,439,268,600	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,584)
3,439,268,600	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,584)
3,439,268,600	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,481)
3,439,268,600	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(26,481)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

3,439,268,600	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(30,715)
3,439,268,600	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(30,715)
5,751,480,600	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(78,731)
5,751,480,600	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(74,548)
5,751,480,600	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(74,358)
5,751,480,600	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(74,170)
5,751,480,600	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(81,255)
5,751,480,600	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(73,500)
5,751,480,600	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(73,588)
5,751,480,600	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(73,680)
5,751,480,600	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(73,670)
5,751,480,600	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(73,735)
6,405,594,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(84,836)
6,405,594,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(84,888)
6,405,594,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(84,205)
6,405,594,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(84,261)
6,405,594,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(83,828)
8,044,436,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,732)
8,044,436,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(153,292)
8,044,436,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,535)
8,044,436,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,487)
8,044,436,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,439)
8,044,436,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(153,028)
8,106,057,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190,026)
8,106,057,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(189,983)
8,106,057,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(189,942)
8,106,057,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(200,773)
8,106,057,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190,138)
8,106,057,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(190,541)
6,405,594,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172,914)
6,405,594,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(181,613)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

6,405,594,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(173,390)
6,405,594,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(173,477)
6,405,594,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(173,782)
6,405,594,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(178,228)
533,227,500	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(452,619)
6,405,594,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(174,124)
793,835,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,256,283)
6,405,594,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(174,215)
6,405,594,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(182,955)
6,405,594,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(174,528)
499,540,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,288,555)
7,902,772,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(185,628)
7,902,772,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(185,742)
7,902,772,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(196,410)
7,902,772,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(186,354)
7,902,772,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(187,111)
7,902,772,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(187,231)
7,902,772,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(198,329)
7,902,772,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(187,723)
7,902,772,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(140,507)
7,902,772,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(141,289)
7,902,772,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(141,542)
7,902,772,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(141,960)
7,902,772,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,350)
7,902,772,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(142,476)
7,902,772,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(153,363)
7,604,760,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,440)
7,604,760,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(68,937)
7,604,760,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(69,190)
7,604,760,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(79,981)
7,604,760,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(70,218)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

7,604,760,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(70,342)
7,604,760,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(71,886)
7,604,760,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(72,403)
926,612,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	563,692
561,142,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,288,497
456,632,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	1,318,605
548,210,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	506,862
273,688,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	453,823
413,519,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	918,894
358,640,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	512,110
113,346,000	EUR	3/10/2022	3/10/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(468,955)
41,228,000	EUR	3/16/2015	3/16/2035	GS	3 Month EURIBOR	3 Month USD LIBOR	1,672,413
12,500,000	EUR	4/15/2015	4/15/2045	GS	3 Month EURIBOR	3 Month USD LIBOR	128,146

							$(6,945,440)

						Premiums to (Pay) Receive	$(16,253,164)

1	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.60)% to (0.77)%.
2	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (.37)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
31,046,000	GBP	1/13/2020	GS	Receive	2.72%	U.K. Retail Price Index	$(296,447)
150,000,000	GBP	1/14/2020	GS	Receive	2.76%	U.K. Retail Price Index	(1,888,265)
51,275,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	(69,907)
31,046,000	GBP	1/13/2025	GS	(Pay)	2.93%	U.K. Retail Price Index	(300,554)
150,000,000	GBP	1/14/2025	GS	(Pay)	2.94%	U.K. Retail Price Index	(1,263,686)
51,275,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(879,625)

							$(4,698,484)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.

(Pay) - Fund pays fixed rate and receives variable rate.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
95,100,000	AUD	11/6/2024	BCI(g)	Receive	4.35%	6 Month AUD BBSW	$2,071,245
261,500,000	AUD	11/7/2024	BCI(g)	Receive	4.31%	6 Month AUD BBSW	5,407,590
57,506,000	AUD	11/11/2024	BCI(g)	Receive	4.33%	6 Month AUD BBSW	1,226,088
217,000,000	AUD	11/13/2024	BCI(g)	Receive	4.31%	6 Month AUD BBSW	4,443,631
203,372,000	AUD	5/7/2025	BCI(g)	Receive	3.76%	6 Month AUD BBSW	278,246
184,419,000	AUD	5/8/2025	BCI(g)	Receive	3.78%	6 Month AUD BBSW	375,977
91,000,000	AUD	5/8/2025	BCI(g)	Receive	3.80%	6 Month AUD BBSW	233,538
100,414,000	AUD	5/11/2025	BCI(g)	Receive	3.71%	6 Month AUD BBSW	(13,724)
106,281,000	AUD	6/10/2025	BCI(g)	(Pay)	4.01%	6 Month AUD BBSW	(921,925)
364,272,000	AUD	6/10/2025	BCI(g)	(Pay)	3.99%	6 Month AUD BBSW	(2,918,950)
101,476,000	AUD	6/22/2025	BCI(g)	(Pay)	4.01%	6 Month AUD BBSW	(843,104)
144,107,000	AUD	7/1/2025	BCI(g)	(Pay)	4.00%	6 Month AUD BBSW	(1,159,037)
89,117,000	AUD	7/9/2025	JPMF(g)	(Pay)	3.87%	6 Month AUD BBSW	(354,914)
84,388,000	AUD	7/10/2025	JPMF(g)	(Pay)	3.80%	6 Month AUD BBSW	(164,698)
50,265,000	AUD	7/29/2025	JPMF(g)	(Pay)	3.71%	6 Month AUD BBSW	53,262
31,776,000	AUD	12/23/2034	BCI(g)	Receive	4.41%	6 Month AUD BBSW	584,149
15,878,000	AUD	12/30/2034	CSS(g)	Receive	4.37%	6 Month AUD BBSW	257,881
15,878,000	AUD	1/7/2035	BCI(g)	Receive	4.11%	6 Month AUD BBSW	64,467
15,853,000	AUD	1/8/2035	JPMF(g)	Receive	4.00%	6 Month AUD BBSW	(11,767)
31,644,000	AUD	1/9/2035	JPMF(g)	Receive	3.96%	6 Month AUD BBSW	(82,737)
31,870,000	AUD	1/13/2035	JPMF(g)	Receive	3.95%	6 Month AUD BBSW	(101,875)
47,675,000	AUD	1/13/2035	JPMF(g)	Receive	3.96%	6 Month AUD BBSW	(141,235)
31,928,000	AUD	1/14/2035	JPMF(g)	Receive	3.91%	6 Month AUD BBSW	(169,258)
32,173,000	AUD	1/16/2035	BCI(g)	Receive	3.82%	6 Month AUD BBSW	(305,995)
15,830,000	AUD	1/20/2035	BCI(g)	Receive	3.76%	6 Month AUD BBSW	(194,951)
31,659,000	AUD	1/21/2035	BCI(g)	Receive	3.75%	6 Month AUD BBSW	(393,443)
109,537,000	AUD	3/4/2035	BCI(g)	Receive	3.68%	6 Month AUD BBSW	(1,732,995)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

48,350,000	AUD	3/4/2035	BCI	(g)	Receive	3.66%	6 Month AUD BBSW	(805,490)
58,552,000	AUD	3/6/2035	BCI	(g)	Receive	3.70%	6 Month AUD BBSW	(866,065)
65,016,000	AUD	3/10/2035	BCI	(g)	Receive	3.75%	6 Month AUD BBSW	(809,847)
87,150,000	AUD	3/10/2035	BCI	(g)	Receive	3.75%	6 Month AUD BBSW	(1,075,406)
78,399,000	AUD	3/19/2035	BCI	(g)	Receive	3.51%	6 Month AUD BBSW	(1,868,119)
32,055,000	CHF	1/13/2035	CSS	(g)	(Pay)	1.22%	6 Month CHF LIBOR	(159,404)
16,098,000	CHF	1/13/2035	CSS	(g)	(Pay)	1.33%	6 Month CHF LIBOR	(255,744)
16,251,000	CHF	1/15/2035	CSS	(g)	(Pay)	1.35%	6 Month CHF LIBOR	(288,832)
65,545,000	CHF	1/16/2035	CSS	(g)	(Pay)	1.35%	6 Month CHF LIBOR	(1,164,960)
31,929,000	CHF	1/22/2035	CSS	(g)	(Pay)	1.25%	6 Month CHF LIBOR	(264,834)
37,631,000	CHF	1/23/2035	CSS	(g)	(Pay)	1.23%	6 Month CHF LIBOR	(231,864)
36,004,000	CHF	1/27/2035	CSS	(g)	(Pay)	1.22%	6 Month CHF LIBOR	(196,612)
13,948,000	CHF	2/3/2035	CSS	(g)	(Pay)	1.25%	6 Month CHF LIBOR	(115,952)
46,734,000	CHF	2/3/2035	CSS	(g)	(Pay)	1.22%	6 Month CHF LIBOR	(233,378)
19,532,000	CHF	2/4/2035	CSS	(g)	(Pay)	1.12%	6 Month CHF LIBOR	78,424
32,889,000	CHF	3/4/2035	CSS	(g)	(Pay)	1.14%	6 Month CHF LIBOR	58,103
8,538,000	CHF	3/5/2035	CSS	(g)	(Pay)	1.16%	6 Month CHF LIBOR	1,609
25,329,000	CHF	5/7/2035	CSS	(g)	Receive	0.98%	6 Month CHF LIBOR	(444,635)
22,618,000	CHF	5/8/2035	CSS	(g)	Receive	1.06%	6 Month CHF LIBOR	(215,868)
11,186,000	CHF	5/8/2035	CSS	(g)	Receive	1.07%	6 Month CHF LIBOR	(101,474)
42,119,000	CHF	6/5/2035	CSS	(g)	Receive	1.22%	6 Month CHF LIBOR	216,852
52,331,000	CHF	6/11/2035	CSS	(g)	Receive	1.40%	6 Month CHF LIBOR	1,177,746
21,109,000	CHF	6/24/2035	CSS	(g)	Receive	1.33%	6 Month CHF LIBOR	328,595
23,611,000	CHF	7/15/2035	JPMF	(g)	Receive	1.29%	6 Month CHF LIBOR	279,132
1,081,835,000	DKK	2/25/2020	CSS	(g)	Receive	0.39%	6 Month DKK CIBOR	(1,679,525)
1,001,081,000	DKK	2/27/2020	CSS	(g)	Receive	0.32%	6 Month DKK CIBOR	(1,977,554)
1,095,195,000	DKK	3/2/2020	CSS	(g)	Receive	0.34%	6 Month DKK CIBOR	(2,035,966)
1,120,061,000	DKK	3/2/2020	CSS	(g)	Receive	0.33%	6 Month DKK CIBOR	(2,212,788)
346,006,000	DKK	3/6/2020	CSS	(g)	Receive	0.36%	6 Month DKK CIBOR	(611,644)
628,298,000	DKK	3/9/2020	CSS	(g)	Receive	0.38%	6 Month DKK CIBOR	(1,044,737)
654,788,000	DKK	3/10/2020	CSS	(g)	Receive	0.41%	6 Month DKK CIBOR	(948,985)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

696,937,000	DKK	3/20/2020	CSS(g)	Receive	0.37%	6 Month DKK CIBOR	(1,236,878)
333,368,000	DKK	6/10/2020	CSS(g)	(Pay)	0.77%	6 Month DKK CIBOR	(257,742)
582,512,000	DKK	6/11/2020	CSS(g)	(Pay)	0.80%	6 Month DKK CIBOR	(579,418)
1,023,899,000	DKK	6/12/2020	CSS(g)	(Pay)	0.87%	6 Month DKK CIBOR	(1,485,565)
60,000,000	EUR	12/16/2020	JPMF(g)	Receive	0.54%	6 Month EURIBOR	214,981
107,640,000	EUR	12/16/2020	JPMF(g)	(Pay)	0.53%	6 Month EURIBOR	(332,564)
550,000,000	EUR	12/17/2025	JPMF(g)	(Pay)	1.83%	6 Month EURIBOR	(4,615,295)
154,594,000	EUR	3/30/2030	CSS(g)	(Pay)	0.74%	6 Month EURIBOR	13,122,011
47,960,000	EUR	4/14/2030	CSS(g)	(Pay)	0.72%	6 Month EURIBOR	4,294,388
68,951,000	EUR	6/19/2030	CSS(g)	Receive	1.47%	6 Month EURIBOR	1,672,204
18,750,000	EUR	7/8/2030	CSS(g)	Receive	1.52%	6 Month EURIBOR	586,411
12,502,000	EUR	7/13/2030	CSS(g)	Receive	1.46%	6 Month EURIBOR	286,179
79,962,000	EUR	9/15/2030	CSS(g)	(Pay)	0.78%	6 Month EURIBOR	6,827,771
17,491,000	EUR	12/18/2030	JPMF(g)	Receive	1.52%	6 Month EURIBOR	404,264
11,455,000	EUR	12/18/2030	JPMF(g)	Receive	1.51%	6 Month EURIBOR	254,113
7,343,000	EUR	12/18/2030	CSS(g)	Receive	1.49%	6 Month EURIBOR	145,838
7,678,000	EUR	12/18/2030	CSS(g)	Receive	1.54%	6 Month EURIBOR	207,183
12,389,000	EUR	9/17/2031	JPMF(g)	Receive	1.54%	6 Month EURIBOR	141,316
41,228,000	EUR	3/16/2035	CSS(g)	(Pay)	1.05%	3 Month EURIBOR	2,721,258
117,278,000	EUR	3/30/2035	CSS(g)	(Pay)	0.82%	6 Month EURIBOR	14,425,584
36,060,000	EUR	4/14/2035	CSS(g)	(Pay)	0.80%	6 Month EURIBOR	4,571,653
72,880,000	EUR	3/14/2036	CSS(g)	(Pay)	0.87%	6 Month EURIBOR	9,135,450
54,184,200	EUR	12/24/2044	CSS(g)	(Pay)	1.96%	6 Month EURIBOR	(1,444,943)
537,083,800	EUR	2/11/2045	CSS(g)	(Pay)	0.90%	6 Month EURIBOR	55,185,439
284,523,100	EUR	3/3/2045	CSS(g)	(Pay)	0.94%	6 Month EURIBOR	43,086,256
126,849,000	EUR	3/11/2045	CSS(g)	(Pay)	1.47%	6 Month EURIBOR	4,168,841
140,647,000	EUR	3/11/2045	CSS(g)	(Pay)	1.50%	6 Month EURIBOR	4,086,203
12,500,000	EUR	3/15/2045	CSS(g)	(Pay)	1.57%	6 Month EURIBOR	(272,965)
43,225,000	EUR	3/24/2045	CSS(g)	Receive	0.89%	6 Month EURIBOR	(7,190,354)
40,782,737	EUR	3/24/2045	CSS(g)	Receive	0.98%	6 Month EURIBOR	(5,698,688)
163,478,000	EUR	3/30/2045	CSS(g)	Receive	0.86%	6 Month EURIBOR	(28,477,457)
49,763,000	EUR	4/14/2045	CSS(g)	Receive	0.85%	6 Month EURIBOR	(8,615,510)
53,308,000	EUR	4/15/2045	CSS(g)	Receive	1.06%	6 Month EURIBOR	(6,368,714)
105,834,000	EUR	5/14/2045	CSS(g)	Receive	1.58%	6 Month EURIBOR	(1,952,633)
49,443,000	EUR	5/14/2045	CSS(g)	Receive	1.60%	6 Month EURIBOR	(797,985)
69,824,000	EUR	5/20/2045	CSS(g)	Receive	1.66%	6 Month EURIBOR	(580,539)
71,509,000	EUR	5/27/2045	CSS(g)	Receive	1.60%	6 Month EURIBOR	(1,142,832)
49,842,000	EUR	5/27/2045	CSS(g)	Receive	1.61%	6 Month EURIBOR	(717,798)
30,281,000	EUR	5/29/2045	CSS(g)	Receive	1.57%	6 Month EURIBOR	(600,674)
101,425,000	EUR	6/3/2045	CSS(g)	Receive	1.50%	6 Month EURIBOR	(2,816,719)
454,114,000	EUR	6/4/2045	CSS(g)	Receive	1.57%	6 Month EURIBOR	(8,685,538)
475,632,000	EUR	6/5/2045	CSS(g)	Receive	1.71%	3 Month EURIBOR	(1,427,557)
251,407,000	EUR	6/10/2045	CSS(g)	Receive	1.84%	6 Month EURIBOR	3,359,864
78,503,000	EUR	6/10/2045	CSS(g)	Receive	1.80%	6 Month EURIBOR	669,589
171,539,000	EUR	6/11/2045	CSS(g)	Receive	1.85%	6 Month EURIBOR	2,429,548
77,240,000	EUR	6/12/2045	CSS(g)	Receive	1.97%	6 Month EURIBOR	2,209,479
39,065,000	EUR	6/19/2045	CSS(g)	(Pay)	1.62%	6 Month EURIBOR	(1,345,516)
48,128,000	EUR	6/28/2045	CSS(g)	Receive	2.05%	6 Month EURIBOR	1,884,315
10,721,000	EUR	7/3/2045	CSS(g)	Receive	2.05%	6 Month EURIBOR	418,631
136,743,000	EUR	7/8/2045	JPMF(g)	Receive	2.10%	6 Month EURIBOR	6,199,475
66,701,000	EUR	7/8/2045	JPMF(g)	(Pay)	2.00%	6 Month EURIBOR	(2,180,119)
172,488,000	EUR	7/9/2045	JPMF(g)	(Pay)	1.87%	6 Month EURIBOR	(2,931,889)
40,403,000	EUR	7/10/2045	JPMF(g)	(Pay)	1.79%	6 Month EURIBOR	(281,848)
23,196,000	EUR	7/15/2045	JPMF(g)	Receive	1.90%	6 Month EURIBOR	486,835
81,873,000	EUR	7/15/2045	JPMF(g)	Receive	2.11%	6 Month EURIBOR	3,820,245
43,810,000	EUR	7/15/2045	JPMF(g)	Receive	2.10%	6 Month EURIBOR	1,955,625
117,998,000	EUR	7/15/2045	JPMF(g)	Receive	2.03%	6 Month EURIBOR	4,358,500
26,480,000	EUR	7/15/2045	JPMF(g)	Receive	1.98%	6 Month EURIBOR	803,058

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

71,404,000	EUR	7/15/2045	JPMF(g)	(Pay)	0.98%	6 Month EURIBOR	10,166,894
74,631,000	EUR	12/15/2045	CSS(g)	Receive	0.76%	6 Month EURIBOR	(15,559,503)
50,464,954	EUR	12/15/2045	CSS(g)	Receive	0.86%	6 Month EURIBOR	(9,167,001)
62,436,000	EUR	12/15/2045	CSS(g)	Receive	1.20%	6 Month EURIBOR	(5,421,564)
9,997,000	EUR	12/16/2045	CSS(g)	Receive	0.85%	6 Month EURIBOR	(1,837,262)
26,622,000	EUR	12/20/2045	JPMF(g)	(Pay)	1.87%	6 Month EURIBOR	(493,993)
45,389,000	EUR	12/20/2045	JPMF(g)	(Pay)	1.87%	6 Month EURIBOR	(864,098)
69,168,000	EUR	12/20/2045	JPMF(g)	(Pay)	1.89%	6 Month EURIBOR	(1,435,512)
42,578,000	EUR	12/20/2045	JPMF(g)	(Pay)	1.84%	6 Month EURIBOR	(651,604)
29,336,000	EUR	12/20/2045	JPMF(g)	(Pay)	1.80%	6 Month EURIBOR	(316,448)
180,657,000	EUR	2/24/2046	CSS(g)	Receive	1.56%	6 Month EURIBOR	(7,413,033)
214,995,000	EUR	3/14/2046	CSS(g)	Receive	0.78%	6 Month EURIBOR	(44,356,628)
87,804,000	EUR	3/29/2046	CSS(g)	Receive	0.93%	6 Month EURIBOR	(14,473,034)
101,537,000	EUR	6/20/2046	JPMF(g)	(Pay)	1.88%	6 Month EURIBOR	(2,252,156)
125,552,018	EUR	9/5/2046	CSS(g)	(Pay)	0.98%	6 Month EURIBOR	10,695,479
82,708,000	EUR	9/5/2046	CSS(g)	(Pay)	1.85%	6 Month EURIBOR	(1,591,046)
103,621,000	EUR	9/19/2046	JPMF(g)	(Pay)	1.79%	6 Month EURIBOR	(1,234,800)
30,202,000	EUR	10/17/2046	CSS(g)	(Pay)	1.78%	6 Month EURIBOR	(331,986)
52,725,000	EUR	12/19/2046	JPMF(g)	(Pay)	1.92%	6 Month EURIBOR	(1,458,839)
51,015,000	EUR	12/19/2046	JPMF(g)	(Pay)	1.85%	6 Month EURIBOR	(982,187)
136,991,852	EUR	2/3/2047	CSS(g)	(Pay)	0.97%	6 Month EURIBOR	11,475,753
111,264,000	EUR	2/3/2047	CSS(g)	(Pay)	1.92%	6 Month EURIBOR	(3,173,483)
59,750,000	EUR	2/22/2047	CSS(g)	(Pay)	1.88%	6 Month EURIBOR	(951,409)
152,189,000	EUR	3/3/2047	CSS(g)	(Pay)	0.97%	6 Month EURIBOR	12,691,354
53,656,000	EUR	3/3/2047	CSS(g)	(Pay)	1.77%	6 Month EURIBOR	(594,026)
221,255,000	EUR	5/24/2047	CSS(g)	(Pay)	0.97%	6 Month EURIBOR	18,275,385
93,354,000	EUR	5/24/2047	CSS(g)	(Pay)	1.79%	6 Month EURIBOR	(1,317,695)
204,174,000	EUR	7/26/2047	CSS(g)	(Pay)	0.97%	6 Month EURIBOR	16,745,052
89,684,000	EUR	7/26/2047	CSS(g)	(Pay)	1.77%	6 Month EURIBOR	(1,116,941)
290,213,500	EUR	8/23/2047	CSS(g)	Receive	0.92%	6 Month EURIBOR	(40,567,710)
32,781,890	EUR	11/22/2047	CSS(g)	Receive	1.55%	6 Month EURIBOR	(1,155,887)
434,916,900	EUR	3/14/2048	CSS(g)	Receive	0.87%	6 Month EURIBOR	(39,402,047)
139,931,000	EUR	6/17/2048	JPMF(g)	(Pay)	1.83%	6 Month EURIBOR	(3,059,362)
106,258,269	EUR	3/16/2056	CSS(g)	Receive	0.89%	6 Month EURIBOR	(23,235,599)
77,472,000	GBP	3/20/2019	CSS(g)	Receive	1.18%	6 Month GBP LIBOR	(1,219,733)
26,907,000	GBP	6/12/2020	CSS(g)	Receive	1.59%	6 Month GBP LIBOR	(109,193)
167,110,000	GBP	12/9/2024	BCI(g)	(Pay)	2.09%	6 Month GBP LIBOR	(107,995)
663,127,000	GBP	1/21/2025	BCI(g)	(Pay)	1.45%	SONIA Index	29,397,176
30,139,000	GBP	1/27/2025	BCI(g)	(Pay)	1.56%	SONIA Index	1,107,659
147,539,000	GBP	3/27/2025	BCI(g)	Receive	1.67%	SONIA Index	(4,347,267)
100,399,000	GBP	4/30/2025	BCI(g)	Receive	2.03%	SONIA Index	(548,032)
45,948,000	GBP	5/5/2025	BCI(g)	Receive	2.14%	SONIA Index	114,920
107,060,000	GBP	5/5/2025	BCI(g)	Receive	2.06%	SONIA Index	(367,812)
64,894,000	GBP	5/6/2025	CSS(g)	Receive	2.14%	SONIA Index	128,280
61,301,000	GBP	5/8/2025	BCI(g)	Receive	2.03%	SONIA Index	(334,846)
115,550,000	GBP	6/8/2025	BCI(g)	Receive	2.33%	SONIA Index	1,735,923
33,061,000	GBP	6/24/2025	BCI(g)	Receive	1.99%	6 Month GBP LIBOR	(171,498)
51,573,000	GBP	7/13/2025	JPMF(g)	Receive	2.46%	6 Month GBP LIBOR	1,195,928
128,846,000	GBP	5/20/2030	BCI(g)	Receive	2.69%	6 Month GBP LIBOR	1,361,544
9,744,000	GBP	12/18/2030	JPMF(g)	Receive	2.37%	6 Month GBP LIBOR	286,374
20,493,000	GBP	3/6/2045	BCI(g)	Receive	2.52%	6 Month GBP LIBOR	908,973
26,830,000	GBP	5/7/2045	BCI(g)	Receive	2.49%	6 Month GBP LIBOR	1,089,419

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

53,661,000	GBP	5/7/2045	BCI(g)	Receive	2.44%	6 Month GBP LIBOR	1,794,430
62,533,000	GBP	5/8/2045	BCI(g)	Receive	2.35%	6 Month GBP LIBOR	1,270,969
28,071,000	GBP	5/13/2045	BCI(g)	Receive	2.47%	6 Month GBP LIBOR	1,079,448
31,164,000	GBP	5/14/2045	BCI(g)	Receive	2.49%	6 Month GBP LIBOR	1,286,759
34,586,000	GBP	6/3/2045	BCI(g)	Receive	2.50%	6 Month GBP LIBOR	1,493,915
47,889,000	GBP	6/4/2045	BCI(g)	Receive	2.53%	6 Month GBP LIBOR	2,282,598
164,225,000	GBP	6/10/2045	BCI(g)	Receive	2.48%	6 Month GBP LIBOR	6,625,889
5,775,000	GBP	6/12/2045	CSS(g)	(Pay)	2.34%	6 Month GBP LIBOR	(308,222)
33,061,000	GBP	6/24/2045	BCI(g)	(Pay)	2.30%	6 Month GBP LIBOR	(1,238,332)
23,392,000	GBP	12/20/2045	JPMF(g)	(Pay)	2.38%	6 Month GBP LIBOR	(653,657)
25,928,000	GBP	12/20/2045	JPMF(g)	(Pay)	2.28%	6 Month GBP LIBOR	(361,578)
48,659,000	GBP	12/20/2045	JPMF(g)	(Pay)	2.30%	6 Month GBP LIBOR	(782,535)
30,312,000	GBP	12/20/2045	JPMF(g)	(Pay)	2.25%	6 Month GBP LIBOR	(244,057)
3,398,000	GBP	3/23/2046	BCI(g)	(Pay)	2.05%	6 Month GBP LIBOR	210,107
30,578,000	GBP	3/23/2046	BCI(g)	(Pay)	1.97%	6 Month GBP LIBOR	2,726,594
4,672,000	GBP	3/23/2046	BCI(g)	Receive	1.94%	6 Month GBP LIBOR	(468,991)
40,439,000	GBP	3/23/2046	BCI(g)	(Pay)	2.52%	6 Month GBP LIBOR	(4,089,674)
37,207,000	GBP	3/23/2046	BCI(g)	(Pay)	2.48%	6 Month GBP LIBOR	(3,306,429)
73,451,000	GBP	12/19/2046	JPMF(g)	(Pay)	2.36%	6 Month GBP LIBOR	(2,179,449)
901,298,000	MXN	10/11/2024	BCI(g)	Receive	6.18%	TIIE	30,150
1,039,700,000	MXN	10/16/2024	BCI(g)	Receive	6.03%	TIIE	(721,255)
1,043,900,000	MXN	10/25/2024	BCI(g)	Receive	6.19%	TIIE	52,345
785,300,000	MXN	10/28/2024	BCI(g)	Receive	6.13%	TIIE	(186,730)
64,744,000	USD	1/22/2020	CSS(g)	(Pay)	1.46%	3 Month USD LIBOR	344,637
172,120,000	USD	12/15/2024	CSS(g)	(Pay)	2.33%	3 Month USD LIBOR	(1,111,518)
168,677,000	USD	5/13/2025	CSS(g)	Receive	2.29%	3 Month USD LIBOR	148,648
12,105,000	USD	6/5/2025	CSS(g)	Receive	2.46%	3 Month USD LIBOR	184,077
23,665,000	USD	6/8/2025	CSS(g)	Receive	2.43%	3 Month USD LIBOR	296,604
24,210,000	USD	6/8/2025	CSS(g)	Receive	2.44%	3 Month USD LIBOR	331,919
24,210,000	USD	6/8/2025	CSS(g)	Receive	2.45%	3 Month USD LIBOR	360,404
23,665,000	USD	6/8/2025	CSS(g)	Receive	2.41%	3 Month USD LIBOR	267,690
15,917,000	USD	6/11/2025	CSS(g)	Receive	2.53%	3 Month USD LIBOR	345,154
38,618,000	USD	9/23/2025	CSS(g)	(Pay)	2.48%	3 Month USD LIBOR	(473,305)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

27,036,000	USD	9/23/2025	CSS(g)	(Pay)	2.39%	3 Month USD LIBOR	(121,347)
66,604,000	USD	9/23/2025	CSS(g)	(Pay)	2.66%	3 Month USD LIBOR	(1,921,025)
55,409,000	USD	9/23/2025	CSS(g)	(Pay)	2.62%	3 Month USD LIBOR	(1,408,250)
40,964,000	USD	9/23/2025	CSS(g)	(Pay)	2.54%	3 Month USD LIBOR	(736,027)
101,610,000	USD	3/17/2031	CSS(g)	(Pay)	2.58%	3 Month USD LIBOR	1,197,186
43,160,000	USD	12/16/2034	CSS(g)	(Pay)	2.65%	3 Month USD LIBOR	(11,770)
45,373,000	USD	1/9/2035	CSS(g)	(Pay)	2.39%	3 Month USD LIBOR	1,870,209
13,672,000	USD	1/13/2035	CSS(g)	(Pay)	2.45%	3 Month USD LIBOR	435,849
13,551,000	USD	1/16/2035	CSS(g)	(Pay)	2.26%	3 Month USD LIBOR	831,707
13,826,000	USD	1/26/2035	CSS(g)	(Pay)	2.31%	3 Month USD LIBOR	748,414
8,907,000	USD	1/30/2035	CSS(g)	(Pay)	2.24%	3 Month USD LIBOR	580,527
64,446,000	USD	11/15/2041	CSS(g)	(Pay)	2.38%	3 Month USD LIBOR	4,404,126
64,446,000	USD	11/15/2041	CSS(g)	(Pay)	2.32%	3 Month USD LIBOR	5,147,864
91,298,000	USD	11/15/2041	CSS(g)	(Pay)	2.44%	3 Month USD LIBOR	5,097,375
112,789,000	USD	11/15/2041	CSS(g)	(Pay)	2.51%	3 Month USD LIBOR	4,754,820
220,303,000	USD	11/15/2041	CSS(g)	(Pay)	2.33%	3 Month USD LIBOR	16,830,175
112,861,300	USD	2/15/2042	CSS(g)	(Pay)	2.56%	3 Month USD LIBOR	3,605,787
112,951,000	USD	11/15/2042	CSS(g)	(Pay)	2.61%	3 Month USD LIBOR	2,675,381
112,951,000	USD	2/15/2044	CSS(g)	(Pay)	2.62%	3 Month USD LIBOR	2,807,142
24,024,000	USD	2/9/2045	CSS(g)	(Pay)	2.18%	3 Month USD LIBOR	2,883,492
12,039,000	USD	2/12/2045	CSS(g)	(Pay)	2.46%	3 Month USD LIBOR	711,583
6,184,000	USD	3/6/2045	CSS(g)	(Pay)	2.61%	3 Month USD LIBOR	176,231
91,835,000	USD	3/26/2045	JPMF(g)	(Pay)	2.51%	3 Month USD LIBOR	4,224,325
52,735,000	USD	3/30/2045	CSS(g)	(Pay)	2.63%	3 Month USD LIBOR	1,913,449
49,031,000	USD	3/31/2045	CSS(g)	Receive	2.37%	3 Month USD LIBOR	(3,906,233)
41,196,000	USD	5/6/2045	CSS(g)	Receive	2.94%	3 Month USD LIBOR	(362,854)
65,642,000	USD	5/6/2045	CSS(g)	Receive	2.96%	3 Month USD LIBOR	(516,361)
29,296,000	USD	5/7/2045	CSS(g)	Receive	3.01%	3 Month USD LIBOR	(258,237)
95,127,000	USD	5/15/2045	CSS(g)	Receive	3.20%	3 Month USD LIBOR	1,390,409
56,626,000	USD	7/6/2045	CSS(g)	Receive	2.98%	3 Month USD LIBOR	2,849,756

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

30,644,000	USD	3/17/2046	CSS(g)	Receive	2.65%	3 Month USD LIBOR		(1,077,439)

								$35,688,764

						Premiums to	(Pay) Receive	$(22,408,465)

#	Receive - Fund receives fixed rate and pays variable rate.

(Pay) - Fund pays fixed rate and receives variable rate.

As of July 31, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDR - Global Depository Receipt

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

MTN - Medium Term Note

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at July 31, 2015, which are subject to change based on the terms of the security.

*	Non-income producing security.
(a)	All or a portion of this security is owned by GMO Implementation Fund, which is a 100% owned subsidiary of GMO Benchmark-Free Allocation Fund.
(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.
(d)	Security is in default.
(e)	The rate disclosed is the 7 day net yield as of July 31, 2015. Note: Yield rounds to 0.00%.
(f)	The rate shown represents yield-to-maturity.
(g)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCI - Barclays Capital Inc.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

July 31, 2015 (Unaudited)

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

INR - Indian Rupee

JPY - Japanese Yen

MXN - Mexican Peso

SEK - Swedish Krona

USD - United States Dollar

Wells Fargo Advantage International Bond Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 2.83%

United States : 2.83%
Amazon.com Incorporated (Consumer Discretionary, Internet & Catalog Retail)	3.80%	12-5-2024	$5,800,000	$5,841,255
Arrow Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	3.50	4-1-2022	5,775,000	5,686,637
AT&T Incorporated (Telecommunication Services, Diversified Telecommunication Services)	3.00	6-30-2022	5,950,000	5,764,806
Ford Motor Credit Company LLC (Consumer Discretionary, Automobiles)	2.46	3-27-2020	2,600,000	2,543,499
Glencore Funding LLC (Materials, Metals & Mining) 144A	4.00	4-16-2025	5,625,000	5,143,652
Lam Research Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	3.80	3-15-2025	6,000,000	5,828,112
NBCUniversal Media LLC (Consumer Discretionary, Media)	2.88	1-15-2023	1,265,000	1,242,301
Total Corporate Bonds and Notes (Cost $33,259,387)				32,050,262

Foreign Corporate Bonds and Notes @: 20.07%

Australia : 0.49%
General Electric Capital Corporation (Financials, Diversified Financial Services, AUD)	6.00	3-15-2019	1,367,000	1,099,887
Transurban Finance Company Limited (Financials, Diversified Financial Services, EUR)	1.88	9-16-2024	4,090,000	4,473,792
				5,573,679

Bermuda : 0.54%
Bacardi Limited (Consumer Staples, Beverages, EUR)	2.75	7-3-2023	5,204,000	6,153,596

Brazil : 0.28%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75	5-22-2018	13,137,000	3,184,541

Czech Republic : 0.80%
EP Energy LLC (Energy, Oil, Gas & Consumable Fuels, EUR)	5.88	11-1-2019	7,295,000	9,061,484

France : 0.54%
Autoroutes Du Sud de la France (Industrials, Transportation Infrastructure, EUR)	2.95	1-17-2024	5,000,000	6,085,280

Germany : 2.36%
HP Pelzer Holding GmbH (Consumer Discretionary, Auto Components, EUR)	7.50	7-15-2021	875,000	1,037,847
KfW (Financials, Banks, TRY)	5.00	1-16-2017	3,745,000	1,259,402
KfW (Financials, Banks, AUD)	5.00	3-19-2024	16,755,000	13,818,534
KfW (Financials, Banks, AUD)	5.50	2-9-2022	4,000,000	3,347,440
Landwirtschaftliche Rentenbank (Financials, Banks, ZAR)	8.25	5-23-2022	5,400,000	417,499
Rapid Holding GmbH (Energy, Energy Equipment & Services, EUR) 144A	6.63	11-15-2020	2,100,000	2,322,932
Volkswagen Leasing GmbH Company (Financials, Consumer Finance, EUR)	2.63	1-15-2024	3,726,000	4,516,652
				26,720,306

Ireland : 1.12%
GE Capital UK Funding Company (Financials, Capital Markets, GBP)	4.13	9-13-2023	4,700,000	8,015,112
GE Capital UK Funding Company (Financials, Capital Markets, GBP)	5.13	5-24-2023	1,000,000	1,810,466

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Ireland (continued)
Ryanair Limited (Industrials, Airlines, EUR)	1.88%	6-17-2021	$2,511,000	$2,843,472
				12,669,050

Luxembourg : 0.96%
Befesa Zinc Aser SA (Utilities, Water Utilities, EUR)	8.88	5-15-2018	2,925,000	3,357,743
European Investment Bank (Financials, Banks, NZD)	4.75	1-22-2019	10,116,000	7,059,629
European Investment Bank (Financials, Banks, ZAR)	9.00	3-31-2021	5,790,000	470,285
				10,887,657

Mexico : 0.72%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, EUR)	3.00	7-12-2021	5,836,000	7,013,629
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13	12-9-2024	9,750,000	595,075
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19	9-12-2024	9,532,000	580,942
				8,189,646

Netherlands : 0.67%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment, EUR)	3.38	9-19-2023	400,000	497,341
Grupo Isolux Corsan Finance BV (Industrials, Construction & Engineering, EUR) 144A	6.63	4-15-2021	900,000	649,396
Isolux Corsan BV (Industrials, Construction & Engineering, EUR)	6.63	4-15-2021	1,200,000	865,861
Samvardhana Motherson Automotive Systems Group (Consumer Discretionary, Auto Components, EUR) 144A	4.13	7-15-2021	1,800,000	2,005,318
Schaeffler Finance BV (Financials, Diversified Financial Services, EUR)	3.50	5-15-2022	3,200,000	3,555,556
				7,573,472

Norway : 0.99%
Kommunalbanken AS (Financials, Banks, AUD)	5.25	7-15-2024	12,650,000	10,566,862
Lock AS (Financials, Diversified Financial Services, EUR) 144A	7.00	8-15-2021	600,000	701,782
				11,268,644

Philippines : 0.65%
Asian Development Bank (Financials, Banks, AUD)	3.75	3-12-2025	9,731,000	7,367,300

Spain : 1.44%
Gas Natural Fenosa (Energy, Oil, Gas & Consumable Fuels, EUR)	2.88	3-11-2024	1,000,000	1,204,579
Gas Natural Fenosa (Energy, Oil, Gas & Consumable Fuels, EUR)	3.88	4-11-2022	2,200,000	2,803,842
Grupo Antolin Irausa SA (Consumer Discretionary, Auto Components, EUR) 144A	5.13	6-30-2022	1,000,000	1,133,120
PortAventura Entertainment Barcelona BV (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR) 144A	7.25	12-1-2020	750,000	856,870
PortAventura Entertainment Barcelona BV (Consumer Discretionary, Hotels, Restaurants & Leisure, EUR)	7.25	12-1-2020	1,150,000	1,313,868
Telefonica Emisiones S.A.U. (Telecommunication Services, Diversified Telecommunication Services, GBP)	5.29	12-9-2022	5,100,000	8,996,688
				16,308,967

United Kingdom : 4.80%
AA Bond Company Limited (Financials, Diversified Financial Services, GBP)	4.25	7-31-2043	3,495,000	5,710,685
Brighthouse Group plc (Consumer Discretionary, Specialty Retail, GBP) «	7.88	5-15-2018	2,300,000	3,474,345

Wells Fargo Advantage International Bond Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
United Kingdom (continued)
Delphi Automotive plc (Consumer Discretionary, Auto Components, EUR)	1.50%	3-10-2025	$3,100,000	$3,219,477
Ephios Bondco plc (Health Care, Health Care Providers & Services, EUR) 144A%%	6.25	7-1-2022	1,200,000	1,344,918
FirstGroup plc (Industrials, Road & Rail, GBP)	5.25	11-29-2022	3,020,000	5,113,020
GHD Bondco plc (Consumer Discretionary, Distributors, GBP)	7.00	4-15-2020	1,975,000	2,806,677
GKN plc (Consumer Discretionary, Auto Components, GBP)	5.38	9-19-2022	2,000,000	3,487,760
Heathrow Funding Limited (Industrials, Transportation Infrastructure, EUR)	1.88	5-23-2024	561,000	640,003
Heathrow Funding Limited (Industrials, Transportation Infrastructure, GBP)	5.23	2-15-2023	1,250,000	2,239,056
Heathrow Funding Limited (Industrials, Transportation Infrastructure, GBP)	7.13	2-14-2024	1,900,000	3,690,892
Ineos Finance plc (Financials, Diversified Financial Services, EUR) 144A	4.00	5-1-2023	3,150,000	3,390,300
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP) 144A	3.88	3-1-2023	400,000	580,934
Jaguar Land Rover plc (Consumer Discretionary, Automobiles, GBP)	5.00	2-15-2022	1,000,000	1,567,117
New Look Secured Issuer plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods, GBP) 144A	6.50	7-1-2022	2,600,000	3,968,936
TES Finance plc (Financials, Diversified Financial Services, GBP)	6.75	7-15-2020	1,750,000	2,708,976
Tesco plc (Consumer Staples, Food & Staples Retailing, GBP)	6.13	2-24-2022	2,400,000	4,091,598
Twinkle Pizza plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	6.63	8-1-2021	1,450,000	2,338,227
United Utilities Water plc (Utilities, Water Utilities, GBP)	5.75	3-25-2022	1,200,000	2,215,664
Wagamama Finance plc (Financials, Diversified Financial Services, GBP) 144A	7.88	2-1-2020	450,000	737,880
Wagamama Finance plc (Financials, Diversified Financial Services, GBP)	7.88	2-1-2020	620,000	1,016,635
				54,343,100

United States : 3.71%
Albemarle Corporation (Materials, Chemicals, EUR)	1.88	12-8-2021	3,910,000	4,274,707
Amgen Incorporated (Health Care, Biotechnology, EUR)	4.00	9-13-2029	3,500,000	5,642,476
Discovery Communications Company (Consumer Discretionary, Media, EUR)	1.90	3-19-2027	4,800,000	4,844,751
Iron Mountain Incorporated (Industrials, Commercial Services & Supplies, EUR)	6.75	10-15-2018	1,868,000	2,051,532
Morgan Stanley (Financials, Capital Markets, EUR)	1.75	1-30-2025	5,750,000	6,212,222
Priceline Group Incorporated (Consumer Discretionary, Internet & Catalog Retail, EUR)	1.80	3-3-2027	1,970,000	1,977,289
Priceline Group Incorporated (Consumer Discretionary, Internet & Catalog Retail, EUR)	2.38	9-23-2024	5,659,000	6,232,216
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.25	2-17-2026	1,000,000	1,236,850
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services, EUR)	3.25	2-17-2026	4,864,000	6,016,038
Walgreens Boots Alliance Incorporated (Consumer Staples, Food & Staples Retailing, EUR)	3.60	11-20-2025	2,250,000	3,520,461
				42,008,542

Total Foreign Corporate Bonds and Notes (Cost $251,689,159)				227,395,264

Foreign Government Bonds @: 65.69%
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	46,125,000	34,350,589
Australian Government Bond Series 146 (AUD)	1.75	11-21-2020	24,050,000	17,172,733
Bonos y Obligaciones del Estado (EUR)	1.40	1-31-2020	46,920,000	53,019,339
Bonos y Obligaciones del Estado 144A (EUR)	2.15	10-31-2025	37,750,000	42,258,040
Brazil (BRL)	10.00	1-1-2017	32,620,000	9,214,637
Brazil (BRL)	10.00	1-1-2019	73,100,000	19,997,433

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage International Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Brazil (BRL)	10.00%	1-1-2025	$82,740,000	$20,771,837
Canada 144A (CAD)	2.90	6-15-2024	33,300,000	27,761,840
Colombia (COP)	7.00	5-4-2022	6,650,000,000	2,333,619
Colombia (COP)	7.75	4-14-2021	1,630,000,000	606,666
Hungary (HUF)	6.75	11-24-2017	462,450,000	1,842,619
Indonesia (IDR)	7.88	4-15-2019	48,400,000,000	3,542,118
Indonesia (IDR)	10.00	7-15-2017	17,700,000,000	1,357,264
Italy Buoni Poliennali del Tesoro (EUR)	0.70	5-1-2020	26,300,000	28,760,714
Italy Buoni Poliennali del Tesoro (EUR)	2.50	12-1-2024	34,100,000	39,809,717
Korea (KRW)	3.00	9-10-2024	28,650,000,000	25,651,880
Korea (KRW)	3.13	3-10-2019	32,550,000,000	29,011,879
Malaysia (MYR)	3.66	10-15-2020	7,650,000	2,002,322
Malaysia (MYR)	3.80	9-30-2022	124,600,000	32,233,624
Malaysia (MYR)	4.18	7-15-2024	6,400,000	1,670,570
Mexico (MXN)	4.75	6-14-2018	840,400,000	52,238,064
Mexico (MXN)	10.00	12-5-2024	26,950,000	2,143,711
New Zealand (NZD)	4.50	4-15-2027	25,375,000	18,566,143
New Zealand (NZD)	5.50	4-15-2023	31,545,000	24,343,666
Poland (PLN)	1.50	4-25-2020	11,750,000	2,985,536
Poland (PLN)	3.25	7-25-2025	10,625,000	2,893,630
Poland (PLN)	4.00	10-25-2023	166,500,000	47,874,102
Province of British Columbia (AUD)	4.25	11-27-2024	14,090,000	10,905,379
Province of Ontario (AUD)	6.25	9-29-2020	13,230,000	11,145,947
Queensland Treasury (AUD)	5.75	7-22-2024	26,855,000	23,617,186
Republic of South Africa (ZAR)	7.75	2-28-2023	275,781,000	21,327,369
Republic of South Africa (ZAR)	8.00	12-21-2018	158,425,000	12,671,245
Romania (RON)	5.85	4-26-2023	9,010,000	2,563,572
Singapore (SGD)	3.00	9-1-2024	37,125,000	28,009,166
State of New South Wales Australia (AUD)	5.00	8-20-2024	31,136,000	26,432,655
Thailand (THB)	3.25	6-16-2017	40,507,000	1,185,529
Thailand (THB)	3.85	12-12-2025	40,000,000	1,236,383
Turkey (TRY)	6.30	2-14-2018	2,750,000	920,438
Turkey (TRY)	9.00	3-8-2017	5,019,000	1,792,177
United Kingdom Gilt (GBP)	2.75	9-7-2024	28,725,000	48,011,519
United Kingdom Gilt (GBP)	4.75	12-7-2030	4,850,000	9,988,744
Total Foreign Government Bonds (Cost $811,409,373)				744,221,601

U.S. Treasury Securities : 3.72%
U.S. Treasury Note	1.50	1-31-2022	30,300,000	29,620,613
U.S. Treasury Note	1.38	2-28-2019	12,525,000	12,595,453
Total U.S. Treasury Securities (Cost $42,048,678)				42,216,066

Yankee Corporate Bonds and Notes : 5.38%

Bermuda : 0.25%
Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	4.75	2-16-2021	525,000	572,464
Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	5.00	10-19-2025	2,050,000	2,221,688
				2,794,152

Brazil : 0.04%
ITAU Unibanco Holding SA (Financials, Banks)	5.13	5-13-2023	450,000	432,450

Cayman Islands : 0.54%
HPHT Finance Limited (Financials, Diversified Financial Services) 144A	2.88	3-17-2020	1,650,000	1,640,579
International Petroleum Investment Company Limited (Energy, Oil, Gas & Consumable Fuels)	5.00	11-15-2020	2,950,000	3,285,563

Wells Fargo Advantage International Bond Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Cayman Islands (continued)
UPCB Finance IV Limited (Financials, Diversified Financial Services) 144A	5.38%	1-15-2025	$1,200,000	$1,161,000
				6,087,142

China : 0.25%
Alibaba Group Holding Limited (Information Technology, Internet Software & Services) 144A	3.60	11-28-2024	950,000	913,417
Alibaba Group Holding Limited (Information Technology, Internet Software & Services)	3.60	11-28-2024	2,000,000	1,922,984
				2,836,401

Denmark : 0.49%
Siemens Financieringsmaatschappij NV (Industrials, Electrical Equipment) 144A	2.90	5-27-2022	5,600,000	5,568,102

Israel : 0.30%
B Communications Limited (Telecommunication Services, Diversified Telecommunication Services) 144A	7.38	2-15-2021	3,162,000	3,407,055

Luxembourg : 0.74%
Actavis Funding SCS (Health Care, Pharmaceuticals)	3.45	3-15-2022	8,475,000	8,346,756

Netherlands : 1.70%
ABN AMRO Bank NV (Financials, Banks) 144A	2.45	6-4-2020	10,275,000	10,264,920
Fiat Chrysler Automobiles (Consumer Discretionary, Automobiles)	5.25	4-15-2023	2,150,000	2,163,438
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels)	5.50	4-20-2021	3,200,000	3,674,944
Myriad International Holdings BV (Consumer Discretionary, Media)	6.00	7-18-2020	2,950,000	3,191,965
				19,295,267

Turkey : 0.03%
Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer Staples, Beverages)	3.38	11-1-2022	425,000	373,363

United Kingdom : 1.04%
British Sky Broadcasting Group plc (Consumer Discretionary, Media) 144A	3.13	11-26-2022	1,362,000	1,326,075
British Sky Broadcasting Group plc (Consumer Discretionary, Media) 144A	3.75	9-16-2024	4,100,000	3,974,265
Imperial Tobacco Finance Company plc (Consumer Staples, Tobacco) 144A	3.75	7-21-2022	5,350,000	5,329,610
Jaguar Land Rover Automobiles plc (Consumer Discretionary, Automobiles) 144A	3.50	3-15-2020	1,200,000	1,158,000
				11,787,950

Total Yankee Corporate Bonds and Notes (Cost $60,449,634)				60,928,638

Short-Term Investments : 1.29%

	Yield		Shares
Investment Companies : 1.29%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.14		3,567,013	3,567,013

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage International Bond Fund

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.13%	11,007,994	$11,007,994
Total Short-Term Investments (Cost $14,575,007)				14,575,007

Total investments in securities (Cost $1,213,431,238)*	98.98%			1,121,386,838
Other assets and liabilities, net	1.02			11,596,119

Total net assets	100.00%			$1,132,982,957

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
@	Foreign bond principal is denominated in the local currency of the issuer.
«	All or a portion of this security is on loan.
%%	The security is issued on a when-issued basis.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $1,215,097,246 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,512,711
Gross unrealized losses	(97,223,119)

Net unrealized losses	$(93,710,408)

Abbreviations:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
COP	Columbian Peso
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
KRW	Republic of Korea won
LLC	Limited liability company
MXN	Mexican peso
MYR	Malaysian ringgit
NZD	New Zealand dollar
plc	Public limited company
PLN	Polish zloty
RON	Romanian lei
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

Wells Fargo Advantage International Bond Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$32,050,262	$0	$32,050,262
Foreign corporate bonds and notes	0	227,395,264	0	227,395,264
Foreign government bonds	0	744,221,601	0	744,221,601
U.S. Treasury securities	42,216,066	0	0	42,216,066
Yankee corporate bonds and notes	0	60,928,638	0	60,928,638
Short-term investments
Investment companies	11,007,994	3,567,013	0	14,575,007

	53,224,060	1,068,162,778	0	1,121,386,838
Forward foreign currency contracts	0	18,060,206	0	18,060,206

Total assets	$53,224,060	$1,086,222,984	$0	$1,139,447,044

Liabilities
Forward foreign currency contracts	$0	$17,211,622	$0	17,211,622

Total liabilities	$0	$17,211,622	$0	$17,211,622

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the nine months ended July 31, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes. At July 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
8-10-2015	State Street Bank	12,250,000 MYR	$3,201,455	$3,400,487	$(199,032)
8-11-2015	State Street Bank	29,045,000,000 JPY	234,370,997	243,758,130	(9,387,133)
9-11-2015	State Street Bank	1,000,000 GBP	1,561,229	1,555,049	6,180
9-16-2015	State Street Bank	150,000,000 EUR	164,829,614	167,879,400	(3,049,786)
9-16-2015	State Street Bank	46,000,000 EUR	50,547,748	52,048,034	(1,500,286)
9-16-2015	State Street Bank	2,075,000 EUR	2,280,143	2,265,719	14,424
9-28-2015	State Street Bank	45,000,000 THB	1,274,394	1,324,698	(50,304)
9-28-2015	State Street Bank	7,850,000 THB	222,311	228,131	(5,820)
10-6-2015	State Street Bank	48,000,000 CAD	36,686,945	36,987,948	(301,003)

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2015	In exchange for	U.S. value at July 31, 2015	Unrealized gains (losses)
9-11-2015	State Street Bank	24,750,000 GBP	$38,640,407	35,490,435 EUR	$38,996,303	$(355,896)
9-17-2015	State Street Bank	3,925,196,960 JPY	31,688,428	42,400,000 AUD	30,920,161	768,267
10-6-2015	State Street Bank	8,184,921,980 JPY	66,101,347	83,800,000 CAD	64,049,291	2,052,056
10-22-2015	State Street Bank	5,560,000,000 JPY	44,912,195	41,153,025 EUR	45,247,251	(335,056)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
8-10-2015	State Street Bank	1,295,000,000 COP	$449,457	$545,263	$95,806
8-11-2015	State Street Bank	8,455,000,000 JPY	68,225,401	68,348,141	122,740
8-28-2015	State Street Bank	90,500,000 BRL	26,196,370	27,920,035	1,723,665
8-31-2015	State Street Bank	172,000,000 ZAR	13,531,968	14,059,409	527,441
9-9-2015	State Street Bank	532,250,000 HUF	1,901,648	1,916,706	15,058
9-11-2015	State Street Bank	50,500,000 GBP	78,842,044	77,131,428	(1,710,616)
9-11-2015	State Street Bank	1,540,000 TRY	549,601	547,246	(2,355)
9-11-2015	State Street Bank	1,450,000 GBP	2,263,781	2,253,428	(10,353)
9-14-2015	State Street Bank	74,100,000 NZD	48,749,851	52,922,591	4,172,740
9-16-2015	State Street Bank	12,000,000 EUR	13,186,369	13,302,936	116,567
9-17-2015	State Street Bank	175,000,000 AUD	127,618,591	134,813,875	7,195,284
9-28-2015	State Street Bank	7,200,000 BRL	2,062,844	2,254,862	192,018
10-15-2015	State Street Bank	39,000,000 SGD	28,369,757	28,800,588	430,831
10-22-2015	State Street Bank	63,450,000,000 KRW	54,106,063	54,733,192	627,129
10-29-2015	State Street Bank	30,800,000 MXN	1,898,961	1,874,677	(24,284)
10-29-2015	State Street Bank	354,750,000 MXN	21,871,956	21,592,258	(279,698)

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 1.64%
Dell Equipment Finance Trust Series 2014-1 Class D 144A	2.68%	6-22-2020	$300,000	$301,218
Total Asset-Backed Securities (Cost $299,953)				301,218

Corporate Bonds and Notes : 36.69%

Consumer Discretionary : 6.34%

Automobiles : 1.39%
Ford Motor Company	7.45	7-16-2031	200,000	255,999

Hotels, Restaurants & Leisure : 0.99%
CCM Merger Incorporated 144A	9.13	5-1-2019	70,000	75,600
Greektown Holdings LLC 144A	8.88	3-15-2019	100,000	106,000
				181,600

Household Durables : 1.92%
DR Horton Incorporated	4.75	5-15-2017	175,000	182,938
Pulte Group Incorporated	7.63	10-15-2017	155,000	170,113
				353,051

Media : 0.62%
CCO Holdings LLC	5.13	2-15-2023	15,000	14,869
CCO Holdings LLC 144A	5.13	5-1-2023	5,000	4,956
CCO Holdings LLC 144A	5.38	5-1-2025	5,000	4,925
CCO Holdings LLC 144A	5.88	5-1-2027	5,000	4,953
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	5,000	4,644
Gray Television Incorporated	7.50	10-1-2020	75,000	79,406
				113,753

Specialty Retail : 1.42%
Century Intermediate Holding Company (PIK at 10.50%) 144A¥(i)	9.75	2-15-2019	5,000	5,213
Penske Auto Group Incorporated	5.75	10-1-2022	50,000	52,063
Sally Holdings Incorporated	6.88	11-15-2019	180,000	188,280
Sonic Automotive Incorporated	5.00	5-15-2023	15,000	14,700
				260,256

Consumer Staples : 0.89%

Beverages : 0.89%
Constellation Brands Incorporated	7.25	9-1-2016	155,000	163,525

Energy : 8.84%

Energy Equipment & Services : 3.57%
Bristow Group Incorporated	6.25	10-15-2022	150,000	141,750
CSI Compressco LP	7.25	8-15-2022	30,000	28,275
Era Group Incorporated	7.75	12-15-2022	130,000	128,050
Forum Energy Technologies Incorporated	6.25	10-1-2021	5,000	4,825
NGPL PipeCo LLC 144A	7.12	12-15-2017	75,000	75,000
NGPL PipeCo LLC 144A	7.77	12-15-2037	95,000	96,188
PHI Incorporated	5.25	3-15-2019	85,000	77,138
Targa Resources Partners 144A	5.00	1-15-2018	100,000	103,500
				654,726

Oil, Gas & Consumable Fuels : 5.27%
Buckeye Partners LP	4.35	10-15-2024	100,000	97,864
Energy Transfer Partners LP	4.05	3-15-2025	200,000	186,964
Exterran Partners LP	6.00	4-1-2021	50,000	45,625
Northern Tier Energy LLC	7.13	11-15-2020	25,000	25,500
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	50,000	50,500

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass LNG LP	6.50%	11-1-2020	$100,000	$102,500
Sabine Pass LNG LP	7.50	11-30-2016	150,000	156,000
Suburban Propane Partners LP	5.50	6-1-2024	15,000	14,925
TC Pipelines LP	4.38	3-13-2025	100,000	98,362
Ultra Petroleum Corporation 144A	6.13	10-1-2024	30,000	23,100
WPX Energy Incorporated	5.25	1-15-2017	165,000	167,475
				968,815

Financials : 9.59%

Banks : 2.47%
Bank of America Corporation	4.20	8-26-2024	150,000	150,797
CIT Group Incorporated	4.25	8-15-2017	165,000	168,713
JPMorgan Chase & Company ±	6.00	12-31-2049	135,000	133,650
				453,160

Capital Markets : 1.58%
Jefferies Finance LLC 144A	6.88	4-15-2022	55,000	52,800
Jefferies Finance LLC 144A	7.38	4-1-2020	25,000	25,000
Morgan Stanley	4.10	5-22-2023	210,000	213,426
				291,226

Consumer Finance : 1.39%
Navient Corporation	6.00	1-25-2017	150,000	153,000
Navient Corporation	8.00	3-25-2020	30,000	31,125
SLM Corporation	6.13	3-25-2024	30,000	26,850
Springleaf Finance Corporation	8.25	10-1-2023	40,000	45,000
				255,975

Insurance : 1.26%
Fairfax US Incorporated 144A	4.88	8-13-2024	200,000	195,676
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	35,000	35,000
				230,676

REITs : 2.89%
American Tower Corporation	3.50	1-31-2023	200,000	193,111
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	85,000	87,338
Iron Mountain Incorporated	6.00	8-15-2023	75,000	78,000
Omega Healthcare Investors Incorporated	4.50	1-15-2025	175,000	173,307
				531,756

Health Care : 2.09%

Health Care Providers & Services : 1.16%
MPH Acquisition Holdings LLC 144A	6.63	4-1-2022	100,000	103,500
Tenet Healthcare Corporation	6.25	11-1-2018	100,000	109,250
				212,750

Pharmaceuticals : 0.93%
Mallinckrodt International Finance SA	3.50	4-15-2018	170,000	170,425

Industrials : 2.72%

Airlines : 0.65%
American Airlines Incorporated	4.38	4-1-2024	119,238	119,977

Commercial Services & Supplies : 0.24%
Covanta Holding Corporation	5.88	3-1-2024	45,000	44,325

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Machinery : 0.90%
Case New Holland Industrial Incorporated	7.88%	12-1-2017	$150,000	$165,375

Trading Companies & Distributors : 0.93%
United Rentals North America Incorporated	7.38	5-15-2020	160,000	170,200

Information Technology : 2.66%

Electronic Equipment, Instruments & Components : 0.27%
Zebra Technologies Corporation 144A	7.25	10-15-2022	45,000	49,275

IT Services : 0.13%
Audatex North America Incorporated 144A	6.13	11-1-2023	10,000	9,775
First Data Corporation	11.75	8-15-2021	3,000	3,405
SunGard Data Systems Incorporated	6.63	11-1-2019	10,000	10,335
				23,515

Semiconductors & Semiconductor Equipment : 0.94%
KLA-Tencor Corporation	4.65	11-1-2024	175,000	173,402

Software : 0.26%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	15,000	15,750
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	50,000	33,000
				48,750

Technology Hardware, Storage & Peripherals : 1.06%
NCR Corporation	5.00	7-15-2022	175,000	173,688
NCR Corporation	5.88	12-15-2021	10,000	10,350
NCR Corporation	6.38	12-15-2023	10,000	10,538
				194,576

Telecommunication Services : 2.94%

Diversified Telecommunication Services : 1.60%
GCI Incorporated	6.75	6-1-2021	115,000	117,588
Verizon Communications Incorporated	6.55	9-15-2043	150,000	177,214
				294,802

Wireless Telecommunication Services : 1.34%
CC Holdings GS V LLC	3.85	4-15-2023	200,000	198,567
T-Mobile USA Incorporated	6.38	3-1-2025	20,000	20,975
T-Mobile USA Incorporated	6.84	4-28-2023	25,000	26,750
				246,292

Utilities : 0.62%

Independent Power & Renewable Electricity Producers : 0.62%
NSG Holdings LLC 144A	7.75	12-15-2025	103,101	113,669

Total Corporate Bonds and Notes (Cost $6,848,837)				6,741,851

Foreign Government Bonds @: 16.37%
Brazil (BRL)	10.00	1-1-2017	430,000	121,468
Brazil (BRL)	10.00	1-1-2019	1,300,000	355,632
Indonesia (IDR)	7.88	4-15-2019	6,900,000,000	504,971
Mexico (MXN)	4.75	6-14-2018	8,100,000	503,484
Poland (PLN)	4.00	10-25-2023	1,750,000	503,181
Republic of South Africa (ZAR)	7.75	2-28-2023	3,675,000	284,204
Republic of South Africa (ZAR)	8.00	12-21-2018	2,700,000	215,953
Romania (RON)	4.75	6-24-2019	1,000,000	269,464

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds (continued)
Romania (RON)	6.00%	4-30-2016	$970,000	$249,690
Total Foreign Government Bonds (Cost $3,436,521)				3,008,047

Loans : 22.90%

Consumer Discretionary : 6.36%

Auto Components : 0.82%
Allison Transmission Incorporated ±	3.50	8-23-2019	151,091	151,499

Distributors : 1.70%
Spin Holdco Incorporated ±	4.25	11-14-2019	311,849	311,537

Hotels, Restaurants & Leisure : 0.56%
Belmond Interfin Limited ±	4.00	3-21-2021	103,688	103,774

Media : 1.13%
Learfield Communications Incorporated ±	4.50	10-9-2020	153,128	153,255
Salem Communications Corporation ±	4.50	3-16-2020	27,400	27,275
TWCC Holdings Corporation ±	5.75	2-13-2020	27,352	27,044
				207,574

Multiline Retail : 0.22%
New Albertson’s Incorporated ±	4.75	6-27-2021	39,700	39,775

Specialty Retail : 1.93%
Focus Brands Incorporated ±	4.25	2-21-2018	159,438	159,487
Pep Boys-Manny, Moe & Jack ±	4.25	10-11-2018	195,000	195,123
				354,610

Energy : 0.10%

Energy Equipment & Services : 0.10%
ExGen Renewables I LLC ±	5.25	2-14-2021	17,849	18,072

Financials : 0.95%

Diversified Financial Services : 0.27%
TMFS Holdings LLC ±(i)	5.50	7-30-2021	49,625	49,253

Real Estate Management & Development : 0.68%
Capital Automotive LP ±	4.00	4-10-2019	125,253	125,723

Health Care : 1.72%

Health Care Providers & Services : 0.79%
Capella Healthcare Incorporated ±	5.25	12-31-2021	24,875	24,937
Community Health Systems Incorporated ±	4.00	1-27-2021	69,785	70,047
Surgery Center Holdings Incorporated ±	5.25	11-3-2020	49,750	49,874
				144,858

Pharmaceuticals : 0.93%
Valeant Pharmaceuticals International Incorporated ±	3.50	12-11-2019	170,559	170,700

Industrials : 3.90%

Commercial Services & Supplies : 1.69%
Access Cig LLC ±	6.00	10-18-2021	24,887	24,875
Interactive Data Corporation ±	4.75	5-2-2021	148,500	149,026
KAR Auction Services Incorporated ±	3.50	3-7-2021	135,993	135,993
				309,894

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Construction & Engineering : 0.19%
USIC Holdings Incorporated ±	4.00%	7-10-2020	$34,535	$34,362

Machinery : 0.39%
Alliance Laundry Systems LLC ±	4.25	12-10-2018	71,538	71,584

Transportation Infrastructure : 1.63%
HGIM Corporation ±	5.50	6-18-2020	216,718	166,439
OSG Bulk Ships Incorporated ±	5.25	8-5-2019	14,850	14,822
OSG International Incorporated ±	5.75	8-5-2019	118,800	118,726
				299,987

Information Technology : 4.42%

Internet Software & Services : 0.94%
Applied Systems Incorporated ±	4.25	1-25-2021	98,768	98,867
Vertafore Incorporated ±	4.25	10-3-2019	73,340	73,409
				172,276

IT Services : 1.90%
First Data Corporation ±	3.69	9-24-2018	350,000	348,936

Semiconductors & Semiconductor Equipment : 0.13%
Freescale Semiconductor Incorporated ±	4.25	3-1-2020	24,874	24,911

Technology Hardware, Storage & Peripherals : 1.45%
Dell Incorporated ±	4.00	4-29-2020	266,576	266,424

Telecommunication Services : 4.11%

Diversified Telecommunication Services : 2.86%
Intelsat Jackson Holdings SA ±	3.75	6-30-2019	240,332	237,429
Level 3 Financing Incorporated ±	4.00	8-1-2019	288,205	288,837
				526,266

Wireless Telecommunication Services : 1.25%
Syniverse Holdings Incorporated ±	4.00	4-23-2019	242,380	229,958

Utilities : 1.34%

Electric Utilities : 1.34%
Green Energy Partners ±	6.50	11-13-2021	45,000	45,324
Texas Competitive Electric Holdings Company LLC ±	4.66	10-10-2015	400,000	200,200
				245,524

Total Loans (Cost $4,473,451)				4,207,497

Municipal Obligations : 2.88%

Idaho : 0.49%
Idaho Housing & Finance Association Legacy Public Charter School (Education Revenue)	7.00	5-1-2017	90,000	89,855

Illinois : 1.03%
Chicago IL Refunding Taxable Project Series E (GO Revenue)	6.05	1-1-2029	200,000	190,152

Texas : 1.36%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	210,000	249,131

Total Municipal Obligations (Cost $547,435)				529,138

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Strategic Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities : 7.65%
ACAS CLO Limited Trust Series 2015-1A Class B 144A±	2.29%	4-18-2027	$500,000	$495,400
BB-UBS Trust Series 2012-TFT Class C 144A±	3.47	6-5-2030	150,000	144,827
GS Mortgage Securities Trust Series 2014-GC24 Class D 144A±	4.53	9-10-2047	325,000	286,852
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D 144A±	4.68	4-15-2047	493,000	452,051
Morgan Stanley Capital I Trust Series 2007-HQ11 Class AM ±	5.48	2-12-2044	25,000	26,315

Total Non-Agency Mortgage-Backed Securities (Cost $1,421,850)				1,405,445

Yankee Corporate Bonds and Notes : 4.73%

Energy : 0.52%

Energy Equipment & Services : 0.52%
Ensco plc «	5.20	3-15-2025	100,000	95,144

Financials : 2.35%

Banks : 2.35%
BPCE SA 144A	5.15	7-21-2024	230,000	236,355
Credit Agricole SA 144A	4.38	3-17-2025	200,000	195,024
				431,379

Information Technology : 0.94%

Technology Hardware, Storage & Peripherals : 0.94%
Seagate Technology HDD Holdings	4.75	1-1-2025	175,000	173,473

Materials : 0.03%

Metals & Mining : 0.03%
FMG Resources (August 2006) Proprietary Limited 144A	6.88	4-1-2022	10,000	5,775

Telecommunication Services : 0.89%

Diversified Telecommunication Services : 0.89%
Intelsat Jackson Holdings SA	5.50	8-1-2023	100,000	90,500
Intelsat Luxembourg SA	8.13	6-1-2023	85,000	67,575
Virgin Media Finance plc 144A	5.38	4-15-2021	4,500	4,629
				162,704

Total Yankee Corporate Bonds and Notes (Cost $908,579)				868,475

	Yield		Shares
Short-Term Investments : 6.64%

Investment Companies : 5.50%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.14		93,575	93,575
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13		916,553	916,553
				1,010,128

			Principal
U.S. Treasury Securities : 1.14%
U.S. Treasury Bill #(z)	0.01	9-17-2015	$210,000	209,989

Total Short-Term Investments (Cost $1,220,126)				1,220,117

Wells Fargo Advantage Strategic Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Total investments in securities (Cost $19,156,752)*	99.50%	$18,281,788
Other assets and liabilities, net	0.50	92,085

Total net assets	100.00%	$18,373,873

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $19,438,412 and unrealized gains (losses) consists of:

Gross unrealized gains	$60,713
Gross unrealized losses	(1,217,337)

Net unrealized losses	$(1,156,624)

Abbreviations:

BRL	Brazilian real
IDR	Indonesian rupiah
LLC	Limited liability company
LP	Limited partnership
MXN	Mexican peso
plc	Public limited company
PLN	Polish zloty
RON	Romanian lei
ZAR	South African rand

Wells Fargo Advantage Strategic Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$301,218	$0	$301,218
Corporate bonds and notes	0	6,741,851	0	6,741,851
Foreign government bonds	0	3,008,047	0	3,008,047
Loans	0	3,522,244	685,253	4,207,497
Municipal obligations	0	529,138	0	529,138
Non-agency mortgage-backed securities	0	1,405,445	0	1,405,445
Yankee corporate bonds and notes	0	868,475	0	868,475
Short-term investments
Investment companies	916,553	93,575	0	1,010,128
U.S. Treasury securities	209,989	0	0	209,989

	1,126,542	16,469,993	685,253	18,281,788
Forward foreign currency contracts	0	2,614	0	2,614
Futures contracts	13,905	0	0	13,905

Total assets	$1,140,447	$16,472,607	$685,253	$18,298,307

Liabilities
Credit default swap contracts	$0	$502	$0	$502
Forward foreign currency contracts	0	25,627	0	25,627
Futures contracts	48,089	0	0	48,089

Total liabilities	$48,089	$26,129	$0	$74,218

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of October 31, 2014	$1,127,246
Accrued discounts (premiums)	(236)
Realized gains (losses)	663
Change in unrealized gains (losses)	10,502
Purchases	39,750
Sales	(516,952)
Transfers into Level 3	523,518
Transfers out of Level 3	(499,238)

Balance as of July 31, 2015	$685,253

Change in unrealized gains (losses) relating to securities still held at July 31, 2015	$1,156

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Derivative transactions

During the nine months ended July 31, 2015, the Fund entered into futures contracts to manage duration exposure.

At July 31, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at July 31, 2015	Unrealized gains (losses)
9-8-2015	JPMorgan	2 Short	Euro-Bund Futures	$339,140	$(399)
9-21-2015	JPMorgan	77 Short	10-Year U.S. Treasury Notes	9,812,688	(62,107)
9-21-2015	JPMorgan	3 Short	U.S. Treasury Bonds	478,594	(1,389)
9-30-2015	JPMorgan	28 Long	5-Year U.S. Treasury Notes	3,355,625	1,150

During the nine months ended July 31, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At July 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
8-24-2015	State Street Bank	1,830,000 EUR	$2,010,290	$1,986,282	$(24,008)
8-24-2015	State Street Bank	400,000 EUR	439,408	442,022	2,614
8-24-2015	State Street Bank	385,000 GBP	601,148	599,529	(1,619)

During the nine months ended July 31, 2015, the Fund entered into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At July 31, 2015, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on an index – Sell protection

Expiration	Counterparty	Reference index	Notional amount	Fixed payments received	Value	Upfront premiums paid	Unrealized losses
6-20-2020	JPMorgan	CCP ICE	$495,000	1.00%	$31,059	$31,561	$(502)

Wells Fargo Advantage Asia Pacific Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 91.63%

Australia : 4.08%
AMP Limited (Financials, Insurance)	348,157	$1,682,148
BHP Billiton Limited (Materials, Metals & Mining)	49,200	951,214
Healthscope Limited (Health Care, Health Care Providers & Services)	681,600	1,365,110
Medibank Private Limited (Financials, Insurance)†	511,627	781,605
MYOB Group Limited (Information Technology, Internet Software & Services)†	564,900	1,461,714
Rio Tinto Limited (Materials, Metals & Mining)	18,300	707,076
Suncorp Group Limited (Financials, Insurance)	69,300	722,844
		7,671,711

China : 19.85%
Agricultural Bank of China Limited H Shares (Financials, Banks)	1,786,000	806,341
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	35,100	2,749,734
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	13,060	2,254,940
Bank of China Limited H Shares (Financials, Banks)	3,133,000	1,713,546
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	1,222,000	912,681
China BlueChemical Limited H Shares (Materials, Chemicals)	2,262,000	735,297
China Construction Bank H Shares (Financials, Banks)	3,735,000	3,049,747
China Everbright International Limited (Industrials, Commercial Services & Supplies)	579,000	891,769
China Longyuan Power Group Corporation H Shares (Utilities, Independent Power & Renewable Electricity Producers)	1,816,000	2,077,825
China Merchants Holdings International Company Limited (Industrials, Transportation Infrastructure)	230,000	841,105
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	220,500	2,886,982
China Overseas Land & Investment Limited (Financials, Real Estate Management & Development)	854,000	2,693,433
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	1,624,000	1,231,779
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	1,238,000	876,723
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	666,000	1,036,074
China Unicom Limited (Telecommunication Services, Diversified Telecommunication Services)	530,000	747,933
COSCO Pacific Limited (Industrials, Transportation Infrastructure)	992,241	1,295,290
Dalian Wanda Commercial Properties Company Limited H Shares (Financials, Real Estate Management & Development)	137,000	993,176
FIH Mobile Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,752,000	915,290
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	4,424,000	1,877,502
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	4,638,000	3,194,783
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	894,000	886,816
Ping An Insurance (Group) Company of China Limited H Shares (Financials, Insurance)	281,000	1,616,630
Tencent Holdings Limited (Information Technology, Internet Software & Services)	54,500	1,017,266
		37,302,662

Hong Kong : 1.35%
China Gas Holdings Limited (Utilities, Gas Utilities)	756,000	1,326,264
Haier Electronics Group Company (Consumer Discretionary, Household Durables)	519,000	1,219,790
		2,546,054

India : 7.82%
Astra Microwave Products Limited (Information Technology, Communications Equipment)	315,900	622,752
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	288,100	1,972,768
HDFC Bank Limited (Financials, Banks)	66,800	1,158,146
Hindalco Industries Limited (Materials, Metals & Mining)	645,200	1,058,592
Hindustan Zinc Limited (Materials, Metals & Mining)	348,500	853,610
Inox Wind Limited (Industrials, Electrical Equipment)†	157,300	1,024,613
Just Dial Limited (Information Technology, Internet Software & Services)	88,800	1,495,461
Kaveri Seed Company Limited (Consumer Staples, Food Products)	63,300	735,296
Larsen & Toubro Limited (Industrials, Construction & Engineering)	26,000	726,354
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	64,300	1,004,691
SKS Microfinance Limited (Financials, Consumer Finance)†	134,500	1,220,540
Suzlon Energy Limited (Industrials, Electrical Equipment)†	3,504,400	1,196,951
Voltas Limited (Industrials, Construction & Engineering)	326,400	1,616,774
		14,686,548

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Asia Pacific Fund

Security name	Shares	Value
Indonesia : 2.46%
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	10,603,400	$917,093
PT Blue Bird Tbk (Industrials, Road & Rail)	2,507,600	1,482,964
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	197,800	723,792
PT Indo Tambangraya Megah Tbk (Energy, Oil, Gas & Consumable Fuels)	874,000	628,324
PT Indocement Tunggal Prakarsa Tbk (Materials, Construction Materials)	582,800	862,729
		4,614,902

Japan : 33.12%
ASICS Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	49,100	1,412,365
Bridgestone Corporation (Consumer Discretionary, Auto Components)	52,700	1,989,193
FANUC Corporation (Industrials, Machinery)	6,500	1,084,601
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	54,800	2,175,242
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	259,000	1,681,039
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	135,700	1,881,088
Japan Airlines Company Limited (Industrials, Airlines)	96,100	3,628,902
Japan Hotel REIT Investment Corporation (Financials, REITs)	2,000	1,294,227
Japan Rental Housing Investment Incorporated (Financials, REITs)	2,400	1,589,866
Kawasaki Heavy Industries Limited (Industrials, Machinery)	406,000	1,782,095
Kubota Corporation (Industrials, Machinery)	129,000	2,210,284
M3 Incorporated (Health Care, Health Care Technology)	54,400	1,283,021
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	36,700	1,773,777
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	137,000	1,474,075
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	161,000	852,448
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	469,400	3,408,722
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	169,000	4,811,526
Nagoya Railroad Company Limited (Industrials, Road & Rail)	504,000	1,895,058
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	34,200	1,314,493
ORIX Corporation (Financials, Diversified Financial Services)	196,900	2,943,928
Otsuka Corporation (Information Technology, IT Services)	49,100	2,579,102
Panasonic Corporation (Consumer Discretionary, Household Durables)	139,700	1,642,336
Resona Holdings Incorporated (Financials, Banks)	900,600	4,957,351
Sekisui House Limited (Consumer Discretionary, Household Durables)	141,700	2,107,750
SoftBank Corporation (Telecommunication Services, Wireless Telecommunication Services)	37,800	2,098,695
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	1,038,000	4,822,531
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	36,900	2,457,221
Tsukui Corporation (Health Care, Health Care Providers & Services)	142,000	1,099,931
		62,250,867

Malaysia : 1.07%
IHH Healthcare Bhd (Health Care, Health Care Providers & Services)	1,282,600	2,015,538

New Zealand : 1.56%
Air New Zealand Limited (Industrials, Airlines)	983,900	1,714,607
SKYCITY Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	415,800	1,213,156
		2,927,763

Philippines : 1.76%
ABS-CBN Holdings Corporation (Consumer Discretionary, Media)	656,550	868,509
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	22,624,000	2,399,178
Premium Leisure Corporation (Financials, Diversified Financial Services)	906,900	31,132
		3,298,819

Singapore : 4.54%
City Developments Limited (Financials, Real Estate Management & Development)	131,000	890,936
First Resources Limited (Consumer Staples, Food Products)	218,000	300,445
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	40,000	861,610
Keppel DC REIT (Financials, REITs)«	2,456,400	1,942,774
M1 Limited (Telecommunication Services, Wireless Telecommunication Services)	622,000	1,419,149
Singapore Post Limited (Industrials, Air Freight & Logistics)	1,650,600	2,352,242

Wells Fargo Advantage Asia Pacific Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Shares	Value
Singapore (continued)
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	322,000	$769,880
		8,537,036

South Korea : 8.15%
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	13,300	845,635
Hana Financial Group Incorporated (Financials, Banks)	51,790	1,290,158
Hyundai Motor Company (Consumer Discretionary, Automobiles)	5,600	713,071
KB Financial Group Incorporated (Financials, Banks)	39,500	1,242,234
Korea Aerospace Industries Limited (Industrials, Aerospace & Defense)	22,510	1,875,593
Korea Electric Power Corporation (Utilities, Electric Utilities)	35,190	1,530,719
LG Chem Limited (Materials, Chemicals)	7,500	1,602,359
Naver Corporation (Information Technology, Internet Software & Services)	2,900	1,296,159
POSCO (Materials, Metals & Mining)	8,200	1,377,003
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,363	1,380,297
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	6,700	1,428,578
Suprema Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	42,600	740,854
		15,322,660

Taiwan : 5.38%
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	718,000	830,084
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	360,795	938,228
CTBC Financial Holding Company Limited (Financials, Banks)	1,323,000	959,622
CTCI Corporation (Industrials, Construction & Engineering)	490,000	742,648
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	647,000	1,858,730
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,047,000	706,368
Namchow Chemical Industrial Company Limited (Consumer Staples, Food Products)	496,000	1,104,439
St. Shine Optical Company Limited (Health Care, Health Care Equipment & Supplies)	68,000	885,229
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	205,000	905,801
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,036,000	1,176,396
		10,107,545

Thailand : 0.49%
BTS Group Holdings PCL (Industrials, Road & Rail)	3,185,400	890,231
Dynasty Ceramic PCL (Industrials, Building Products)	225,440	23,794
		914,025

Total Common Stocks (Cost $165,512,271)		172,196,130

Exchange-Traded Funds : 1.61%

Japan : 1.04%
WisdomTree Japan Hedged Equity ETF	34,059	1,956,690

United States : 0.57%
Market Vectors Vietnam ETF	58,500	1,074,645

Total Exchange-Traded Funds (Cost $3,010,643)		3,031,335

Expiration date
Participation Notes : 0.51%

China : 0.51%
Standard Chartered Bank (Jiangsu Yanghe Brewery Joint-Stock Company Limited Class A) (Consumer Staples, Beverages)†	5-11-2016	93,380	948,240

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Asia Pacific Fund

Security name			Shares	Value
Total Participation Notes (Cost $979,156)				$948,240

		Dividend yield
Preferred Stocks : 0.88%

South Korea : 0.88%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals) ±		2.37%	2,100	1,651,070

Total Preferred Stocks (Cost $1,559,325)				1,651,070

		Yield
Short-Term Investments : 5.17%

Investment Companies : 5.17%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14	23,157	23,157
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13	9,695,961	9,695,961
Total Short-Term Investments (Cost $9,719,118)				9,719,118

Total investments in securities (Cost $180,780,513)*	99.80%			187,545,893
Other assets and liabilities, net	0.20			381,149

Total net assets	100.00%			$187,927,042

†	Non-income-earning security
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Cost for federal income tax purposes is $182,220,791 and unrealized gains (losses) consists of:

Gross unrealized gains	$16,582,838
Gross unrealized losses	(11,257,736)

Net unrealized gains	$5,325,102

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
LLC	Limited liability company
PCL	Public Company Limited
REIT	Real estate investment trust

Wells Fargo Advantage Asia Pacific Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$7,671,711	$0	$0	$7,671,711
China	37,302,662	0	0	37,302,662
Hong Kong	2,546,054	0	0	2,546,054
India	14,686,548	0	0	14,686,548
Indonesia	4,614,902	0	0	4,614,902
Japan	62,250,867	0	0	62,250,867
Malaysia	2,015,538	0	0	2,015,538
New Zealand	2,927,763	0	0	2,927,763
Philippines	3,298,819	0	0	3,298,819
Singapore	8,537,036	0	0	8,537,036
South Korea	15,322,660	0	0	15,322,660
Taiwan	10,107,545	0	0	10,107,545
Thailand	914,025	0	0	914,025
Exchange-traded funds
Japan	1,956,690	0	0	1,956,690
United States	1,074,645	0	0	1,074,645

Participation notes
China	0	948,240	0	948,240
Preferred stocks
South Korea	1,651,070	0	0	1,651,070
Short-term investments
Investment companies	9,695,961	23,157	0	9,719,118

Total assets	$186,574,496	$971,397	$0	$187,545,893

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 92.98%

Australia : 1.34%
Arrium Limited (Materials, Metals & Mining)	397,400	$34,858
Bendigo Bank Limited (Financials, Banks)	26,100	250,682
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	36,300	190,245
CSR Limited (Materials, Construction Materials)	36,300	99,235
Downer EDI Limited (Industrials, Commercial Services & Supplies)	42,300	140,682
Fortescue Metals Group Limited (Materials, Metals & Mining)	29,600	40,135
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	20,800	237,027
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	23,957
Mineral Resources Limited (Materials, Metals & Mining)	14,900	59,030
Primary Health Care Limited (Health Care, Health Care Providers & Services)	34,700	116,674
Seven Network Limited (Industrials, Trading Companies & Distributors)	15,300	61,957
United Construction Group Limited (Industrials, Construction & Engineering)	14,100	20,458
		1,274,940

Austria : 0.30%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	5,300	141,007
Voestalpine AG (Materials, Metals & Mining)	3,400	145,927
		286,934

Belgium : 1.51%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	5,307	631,509
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	3,600	324,559
Telenet Group Holding NV (Consumer Discretionary, Media)†	4,300	242,546
UCB SA (Health Care, Pharmaceuticals)	3,054	236,327
		1,434,941

Brazil : 0.36%
Banco do Brasil SA (Financials, Banks)	12,100	77,923
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	17,700	90,311
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	18,482
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	6,065	28,506
JBS SA (Consumer Staples, Food Products)	28,200	126,918
		342,140

Canada : 1.54%
Cameco Corporation (Energy, Oil, Gas & Consumable Fuels)	8,361	114,797
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	8,000	434,668
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	6,700	182,324
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	2,203	567,339
WestJet Airlines Limited (Industrials, Airlines)	9,200	162,285
		1,461,413

China : 6.29%
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	7,968	1,375,755
Biostime International Holdings Limited (Consumer Staples, Food Products)«	77,500	145,357
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets)	521,705	232,847
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	220,000	99,609
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	44,500	582,634
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	236,000	179,002
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	141,500	183,622
China Resources Cement Holdings Limited (Materials, Construction Materials)	236,000	122,988
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	456,000	525,274
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	704,000	484,935
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	226,500	99,630
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	61,000	127,000
Ping An Insurance (Group) Company of China Limited H Shares (Financials, Insurance)	61,870	355,946
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Pharmaceuticals)	159,100	376,801
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	57,500	95,385

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Diversified International Fund

Security name	Shares	Value
China (continued)
Tencent Holdings Limited (Information Technology, Internet Software & Services)	40,600	$757,816
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	498,241	217,233
		5,961,834

Czech Republic : 0.08%
CEZ AS (Utilities, Electric Utilities)	3,200	77,446

Denmark : 0.11%
Sydbank AG (Financials, Banks)	2,800	105,863

Finland : 0.16%
TietoEnator Oyj (Information Technology, IT Services)	5,800	148,418

France : 6.01%
Alstom SA (Industrials, Machinery)†	5,100	149,885
Arkema SA (Materials, Chemicals)	910	70,938
AXA SA (Financials, Insurance)	9,900	260,944
BNP Paribas SA (Financials, Banks)	3,600	234,494
Compagnie de Saint-Gobain SA (Industrials, Building Products)	19,152	907,919
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	1,400	137,150
Credit Agricole SA (Financials, Banks)	10,900	171,723
Electricite de France SA (Utilities, Electric Utilities)	7,800	185,804
L’Oreal SA (Consumer Staples, Personal Products)	1,334	249,574
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,544	289,456
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	16,261	266,719
Pernod-Ricard SA (Consumer Staples, Beverages)	2,190	262,284
Renault SA (Consumer Discretionary, Automobiles)	2,500	230,029
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	4,900	527,218
Schneider Electric SA (Industrials, Electrical Equipment)	3,639	254,140
SCOR SE (Financials, Insurance)	7,700	295,302
Societe Generale SA (Financials, Banks)	3,700	182,046
Thales SA (Industrials, Aerospace & Defense)	4,200	284,278
Total SA (Energy, Oil, Gas & Consumable Fuels)	6,000	297,022
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	14,937	445,384
		5,702,309

Germany : 10.40%
Allianz AG (Financials, Insurance)	4,280	700,846
BASF SE (Materials, Chemicals)	2,900	250,176
Bayer AG (Health Care, Pharmaceuticals)	13,408	1,977,613
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	5,527	554,193
Beiersdorf AG (Consumer Staples, Personal Products)	4,560	389,724
Daimler AG (Consumer Discretionary, Automobiles)	4,800	429,056
Deutsche Bank AG (Financials, Capital Markets)	6,300	221,546
Deutsche Post AG (Industrials, Air Freight & Logistics)	7,937	239,887
E.ON SE (Utilities, Multi-Utilities)	8,100	106,839
Hannover Rueckversicherung AG (Financials, Insurance)	2,200	233,352
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,672	442,799
Linde AG (Materials, Chemicals)	3,882	733,733
Metro AG (Consumer Staples, Food & Staples Retailing)	18,901	596,793
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	1,400	257,232
Norddeutsche Affinerie AG (Materials, Metals & Mining)	1,800	107,679
Rheinmetall AG (Industrials, Industrial Conglomerates)	16,776	913,382
Rhoen Klinikum AG (Health Care, Health Care Providers & Services)	1,400	38,915
SAP AG (Information Technology, Software)	6,955	498,478
Siemens AG (Industrials, Industrial Conglomerates)	6,923	740,855
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	2,900	111,584
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	323,413
		9,868,095

Hong Kong : 3.43%
AIA Group Limited (Financials, Insurance)	185,800	1,210,338
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	30,500	224,453

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Shares	Value
Hong Kong (continued)
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	40,000	$29,875
China Everbright Limited (Financials, Capital Markets)	304,000	737,226
TCL Communication Technology Holdings Limited (Information Technology, Technology Hardware, Storage & Peripherals)	117,000	91,007
Television Broadcasts Limited (Consumer Discretionary, Media)	26,800	141,739
Value Partners Group Limited (Financials, Capital Markets)	231,000	269,370
Wheelock & Company Limited (Financials, Real Estate Management & Development)	22,000	113,940
Xinyi Glass Holding Company Limited (Consumer Discretionary, Auto Components)	320,000	168,002
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	306,000	131,837
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	136,527
		3,254,314

India : 0.95%
Adani Ports & Special Economic Zone (Industrials, Transportation Infrastructure)	6,567	33,287
Adani Transmissions Limited (Utilities, Electric Utilities)†	4,650	2,056
Gail Limited (Utilities, Gas Utilities)	1,800	59,580
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	20,072	419,608
Infosys Limited ADR (Information Technology, IT Services)	7,116	120,332
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	6,600	195,756
Tata Steel Limited GDR (Industrials, Machinery)	17,100	67,032
		897,651

Ireland : 1.63%
Medtronic plc (Health Care, Health Care Equipment & Supplies)	16,785	1,315,776
Smurfit Kappa Group plc (Materials, Containers & Packaging)	7,500	225,691
		1,541,467

Israel : 0.56%
Bank Hapoalim Limited (Financials, Banks)	38,000	210,996
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	4,600	322,593
		533,589

Italy : 3.63%
Anima Holding SpA (Financials, Capital Markets)	64,528	662,615
Enel SpA (Utilities, Electric Utilities)	48,100	226,412
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	50,754	889,620
Intesa Sanpaolo SpA (Financials, Banks)	91,325	351,243
Mediaset SpA (Consumer Discretionary, Media)	40,463	205,039
Prysmian SpA (Industrials, Electrical Equipment)	35,826	821,936
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)†	214,852	284,333
		3,441,198

Japan : 17.74%
Adeka Corporation (Materials, Chemicals)	8,800	113,750
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	133,933
Alpine Electronics Incorporated (Consumer Discretionary, Household Durables)	11,600	191,407
Aozora Bank Limited (Financials, Banks)	41,000	157,470
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	16,000	116,965
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	18,600	342,630
Dainippon Ink & Chemicals Incorporated (Materials, Chemicals)	53,000	124,872
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	45,300	1,128,525
Daiwa Securities Group Incorporated (Financials, Capital Markets)	49,000	381,017
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	14,100	128,559
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	30,000	124,904
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	7,300	166,398
Fuji Oil Company Limited (Consumer Staples, Food Products)	8,800	147,619
Fujikura Limited (Industrials, Electrical Equipment)	18,000	95,421
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	142,000	921,651
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	102,000	405,745
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	8,800	121,987
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	179,179

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Diversified International Fund

Security name	Shares	Value
Japan (continued)
Japan Airlines Company Limited (Industrials, Airlines)	6,300	$237,899
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	28,500	121,671
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	5,800	147,439
Kyorin Company Limited (Health Care, Pharmaceuticals)	7,900	154,067
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	202,275
Marubeni Corporation (Industrials, Trading Companies & Distributors)	30,000	167,023
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	1,800	82,931
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	8,800	190,258
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	190,500	1,383,386
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	14,400	187,240
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	22,000	626,353
Mizuho Financial Group Incorporated (Financials, Banks)	154,300	333,538
NGK Insulators Limited (Industrials, Machinery)	20,000	513,172
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	15,800	607,280
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	19,700	190,507
Nitto Denko Corporation (Materials, Chemicals)	6,700	507,629
Nomura Holdings Incorporated (Financials, Capital Markets)	131,900	938,045
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	11,700	246,820
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	20,900	801,025
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	24,126
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	2,600	93,418
Resona Holdings Incorporated (Financials, Banks)	43,800	241,097
Sankyu Incorporated (Industrials, Road & Rail)	28,000	159,051
SEINO Holdings Company Limited (Industrials, Road & Rail)	3,000	34,518
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	178,613
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	19,900	226,481
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	11,000	148,178
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	11,300	505,484
Toshiba TEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	22,000	115,561
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	9,500	208,726
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	23,800	1,584,874
Tsumura & Company (Health Care, Pharmaceuticals)	5,600	117,571
West Holdings Corporation (Consumer Discretionary, Household Durables)	23,400	174,082
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	15,600	185,158
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	10,500	207,907
		16,825,435

Liechtenstein : 0.11%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets)	1,177	102,316

Mexico : 1.03%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	28,164	981,797

Netherlands : 2.50%
Aegon NV (Financials, Insurance)	17,300	133,074
Akzo Nobel NV (Materials, Chemicals)	10,838	776,184
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	9,084	904,271
ING Groep NV (Financials, Banks)	14,300	243,270
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	15,600	310,530
		2,367,329

Norway : 1.10%
DnB Nor ASA (Financials, Banks)	12,100	197,310
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A	26,210	163,643
Golden Ocean Group Limited (Industrials, Marine)	8,153	31,740
Marine Harvest ASA (Consumer Staples, Food Products)	33,772	417,165
Yara International ASA (Materials, Chemicals)	4,600	228,974
		1,038,832

Poland : 0.09%
Asseco Poland SA (Information Technology, Software)	5,900	90,203

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Shares	Value
Russia : 0.31%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	10,500	$120,225
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	171,780
		292,005

Singapore : 0.26%
DBS Group Holdings Limited (Financials, Banks)	17,000	250,071

South Africa : 0.23%
Barclays Africa Group Limited (Financials, Banks)	9,300	136,880
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,700	76,689
		213,569

South Korea : 1.86%
BS Financial Group Incorporated (Financials, Banks)	1,018	11,962
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	1,800	80,297
Hana Financial Group Incorporated (Financials, Banks)	20,433	509,013
Industrial Bank of Korea (Financials, Banks)	13,500	159,787
KJB Financial Group Company Limited (Financials, Banks)†	1,044	6,781
Orion Corporation (Consumer Staples, Food Products)	3	2,959
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A	859	435,513
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	2,073	442,006
Woori Bank (Financials, Banks)	13,760	112,183
		1,760,501

Spain : 1.00%
Banco Santander Central Hispano SA (Financials, Banks)	22,800	157,352
Grifols SA (Health Care, Biotechnology)	4,024	177,614
Grifols SA ADR (Health Care, Biotechnology)	3,918	127,139
International Consolidated Airlines Group SA (Industrials, Airlines)†	57,948	483,241
		945,346

Sweden : 1.36%
Boliden AB (Materials, Metals & Mining)	9,400	173,579
Nordea Bank AB (Financials, Banks)	15,000	186,919
Saab AB Class B (Industrials, Aerospace & Defense)	5,200	125,558
Swedbank AB Class A (Financials, Banks)	12,430	291,343
TeliaSonera AB (Telecommunication Services, Diversified Telecommunication Services)	17,700	107,615
Volvo AB Class B (Industrials, Machinery)	33,955	401,867
		1,286,881

Switzerland : 8.26%
ABB Limited (Industrials, Electrical Equipment)	28,143	571,714
Actelion Limited (Health Care, Biotechnology)	3,450	510,199
Adecco SA (Industrials, Professional Services)	5,301	442,436
Baloise Holding AG (Financials, Insurance)	2,000	254,993
Credit Suisse Group AG (Financials, Capital Markets)	16,414	483,774
Georg Fischer AG (Industrials, Machinery)	300	199,938
Nestle SA (Consumer Staples, Food Products)	11,432	866,007
Novartis AG (Health Care, Pharmaceuticals)	9,810	1,019,273
Roche Holding AG (Health Care, Pharmaceuticals)	2,559	739,125
Swiss Life Holding AG (Financials, Insurance)	600	141,695
Swiss Reinsurance AG (Financials, Insurance)	3,900	351,133
Syngenta AG (Materials, Chemicals)	1,969	810,992
Zurich Insurance Group AG (Financials, Insurance)	4,742	1,444,241
		7,835,520

Taiwan : 0.29%
Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	225,000	78,393

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Diversified International Fund

Security name	Shares	Value
Taiwan (continued)
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	70,000	$196,886
		275,279

Thailand : 0.14%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	135,400	131,578

United Kingdom : 16.58%
3i Group plc (Financials, Capital Markets)	17,300	149,537
Amlin plc (Financials, Insurance)	19,500	155,458
Anglo American plc (Materials, Metals & Mining)	9,600	121,614
AstraZeneca plc (Health Care, Pharmaceuticals)	2,200	148,419
Aviva plc (Financials, Insurance)	22,000	178,653
Babcock International Group plc (Industrials, Commercial Services & Supplies)	10,169	157,454
BAE Systems plc (Industrials, Aerospace & Defense)	49,700	372,703
Barclays plc (Financials, Banks)	93,522	422,008
Barratt Developments plc (Consumer Discretionary, Household Durables)	15,900	157,672
Bellway plc (Consumer Discretionary, Household Durables)	4,200	158,136
BP plc (Energy, Oil, Gas & Consumable Fuels)	162,064	1,000,834
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	80,950	587,137
Capita plc (Industrials, Professional Services)	16,164	329,163
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,032	334,594
Centrica plc (Utilities, Multi-Utilities)	41,800	173,963
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	3,900	33,254
Croda International plc (Materials, Chemicals)	10,210	484,711
Delphi Automotive plc (Consumer Discretionary, Auto Components)	7,050	550,464
Diageo plc (Consumer Staples, Beverages)	322	8,999
easyJet plc (Industrials, Airlines)	6,900	177,147
Firstgroup plc (Industrials, Road & Rail)†	32,500	58,570
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	8,800	191,846
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,251	305,509
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	54,000	223,388
Johnson Matthey plc (Materials, Chemicals)	15,238	693,666
Liberty Global plc Class A (Consumer Discretionary, Media)	11,003	577,217
Liberty Global plc Class C (Consumer Discretionary, Media)	18,276	898,083
Liberty Global plc LiLAC Series A (Consumer Discretionary, Media)†	529	22,620
Liberty Global plc LiLAC Series C (Consumer Discretionary, Media)†	886	37,699
Lloyds Banking Group plc (Financials, Banks)	457,164	593,990
Man Group plc (Financials, Capital Markets)	317,355	807,329
Mondi plc (Materials, Paper & Forest Products)	8,700	209,230
Old Mutual plc (Financials, Insurance)	59,600	197,411
Pace plc (Consumer Discretionary, Household Durables)	19,300	109,709
Petrofac Limited (Energy, Energy Equipment & Services)	5,600	76,958
Prudential plc (Financials, Insurance)	5,900	138,897
Qinetiq Group plc (Industrials, Aerospace & Defense)	47,700	176,692
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	5,999	576,059
Redrow plc (Consumer Discretionary, Household Durables)	24,200	176,224
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	15,800	459,061
SABMiller plc (Consumer Staples, Beverages)	6,890	362,013
Smiths Group plc (Industrials, Industrial Conglomerates)	27,078	477,413
Standard Chartered plc (Financials, Banks)	9,400	143,889
Tullett Prebon plc (Financials, Capital Markets)	20,600	130,449
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	214,914	811,699
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	66,200	188,671
Wolseley plc (Industrials, Trading Companies & Distributors)	12,670	842,097
WPP plc (Consumer Discretionary, Media)	23,412	537,452
		15,725,761

United States : 1.82%
Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)	2,800	292,926
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services)†	7,772	490,413
QUALCOMM Incorporated (Information Technology, Communications Equipment)	8,092	521,047
Royal Caribbean Cruises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,783	250,053

Wells Fargo Advantage Diversified International Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name				Shares	Value
United States (continued)
WABCO Holdings Incorporated (Industrials, Machinery)†				1,390	$171,623
					1,726,062

Total Common Stocks (Cost $77,342,953)					88,181,037

			Expiration date
Participation Notes : 0.84%

China : 0.39%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†			2-19-2019	3,410	113,610
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†			12-4-2024	1,380	45,977
Standard Chartered Bank (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†			4-18-2016	6,231	207,596
					367,183

Ireland : 0.28%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)†			11-17-2016	23,700	324,993

Total Participation Notes (Cost $533,106)					692,176

		Dividend yield
Preferred Stocks : 1.71%

Brazil : 0.09%
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±		5.35%		13,600	37,496
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±		4.56		11,100	47,493
					84,989

Germany : 1.62%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±		1.18		2,280	270,433
Porsche Automobil Holding SE (Consumer Discretionary, Automobiles) ±		3.04		5,372	404,077
Volkswagen AG (Consumer Discretionary, Automobiles) ±		2.43		4,316	864,585
					1,539,095

Total Preferred Stocks (Cost $2,046,569)					1,624,084

		Yield
Investment Companies : 4.26%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14		59,500	59,500
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13		3,983,409	3,983,409
Total Short-Term Investments (Cost $4,042,909)					4,042,909

Total investments in securities (Cost $83,965,537)*	99.68%				94,540,206
Other assets and liabilities, net	0.32				300,899

Total net assets	100.00%				$94,841,105

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Diversified International Fund

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $85,716,783 and unrealized gains (losses) consists of:

Gross unrealized gains	$16,668,890
Gross unrealized losses	(7,845,467)

Net unrealized gains	$8,823,423

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LiLAC	Liberty Latin America and Caribbean
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
SDR	Swedish depositary receipt

Wells Fargo Advantage Diversified International Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$1,274,940	$0	$0	$1,274,940
Austria	286,934	0	0	286,934
Belgium	1,434,941	0	0	1,434,941
Brazil	342,140	0	0	342,140
Canada	1,461,413	0	0	1,461,413
China	5,961,834	0	0	5,961,834
Czech Republic	77,446	0	0	77,446
Denmark	105,863	0	0	105,863
Finland	148,418	0	0	148,418
France	5,702,309	0	0	5,702,309

Germany	9,868,095	0	0	9,868,095
Hong Kong	3,254,314	0	0	3,254,314
India	897,651	0	0	897,651
Ireland	1,541,467	0	0	1,541,467
Israel	533,589	0	0	533,589
Italy	3,441,198	0	0	3,441,198
Japan	16,825,435	0	0	16,825,435
Liechtenstein	102,316	0	0	102,316
Mexico	981,797	0	0	981,797
Netherlands	2,367,329	0	0	2,367,329
Norway	1,038,832	0	0	1,038,832
Poland	90,203	0	0	90,203
Russia	292,005	0	0	292,005
Singapore	250,071	0	0	250,071
South Africa	213,569	0	0	213,569
South Korea	1,760,501	0	0	1,760,501
Spain	945,346	0	0	945,346
Sweden	1,286,881	0	0	1,286,881
Switzerland	7,835,520	0	0	7,835,520
Taiwan	275,279	0	0	275,279
Thailand	131,578	0	0	131,578
United Kingdom	15,725,761	0	0	15,725,761
United States	1,726,062	0	0	1,726,062
Participation notes
China	0	367,183	0	367,183
Ireland	0	324,993	0	324,993
Preferred stocks
Brazil	84,989	0	0	84,989
Germany	1,539,095	0	0	1,539,095
Short-term investments
Investment companies	3,983,409	59,500	0	4,042,909

	93,788,530	751,676	0	94,540,206
Forward foreign currency contracts	0	57,391	0	57,391

Total assets	$93,788,530	$809,067	$0	$94,597,597

Liabilities
Forward foreign currency contracts	$0	$10,310	$0	$10,310

Total liabilities	$0	$10,310	$0	$10,310

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the nine months ended July 31, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes. At July 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
9-28-2015	Credit Suisse	669,400 EUR	$735,709	$749,018	$13,309
10-13-2015	Credit Suisse	391,085 GBP	610,446	600,136	(10,310)
10-13-2015	Credit Suisse	1,116,551 EUR	1,227,447	1,237,088	9,641
10-13-2015	Barclays	150,013,000 JPY	1,211,618	1,246,059	34,441

Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 93.28%

Argentina : 0.60%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)«	198,300	$25,915,827

Brazil : 7.44%
Ambev SA ADR (Consumer Staples, Beverages)	10,197,000	57,918,960
B2W Cia Digital (Consumer Discretionary, Internet & Catalog Retail)†	3,301,424	17,355,870
Banco Bradesco SA ADR (Financials, Banks)	5,975,249	47,443,477
BM&F Bovespa SA (Financials, Diversified Financial Services)	10,644,000	32,454,726
BRF Brasil Foods SA ADR (Consumer Staples, Food Products)	1,119,078	23,399,921
CETIP SA (Financials, Capital Markets)	3,807,437	39,431,568
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	891,600	28,355,065
Multiplan Empreendimentos Imobiliarios SA (Financials, Real Estate Management & Development)	1,361,200	18,545,826
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)«†	703,200	4,781,760
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)«†	2,322,953	14,286,161
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	1,702,600	21,635,867
Rumo Logistica Operadora Multimodal SA (Industrials, Road & Rail)†(l)	37,813,512	10,049,883
Vale SA ADR (Materials, Metals & Mining)«	1,221,636	6,425,805
		322,084,889

Chile : 1.68%
Banco Santander Chile SA ADR (Financials, Banks)	1,831,200	36,971,928
SACI Falabella (Consumer Discretionary, Multiline Retail)	5,472,942	35,595,229
		72,567,157

China : 20.23%
51Job Incorporated ADR (Industrials, Professional Services)«†	1,313,941	40,154,037
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	316,037	24,758,339
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	205,540	35,488,536
China Auto Rental Incorporated (Consumer Discretionary, Automobiles)†	1,256,469	2,457,086
China Life Insurance Company Limited H Shares (Financials, Insurance)	33,127,290	122,000,455
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	10,765,165	140,947,106
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	45,878,000	56,871,842
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Catalog Retail)†	838,816	60,042,449
Hengan International Group Company Limited (Consumer Staples, Personal Products)	6,080,000	67,958,154
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services) «†	908,901	4,103,496
Mindray Medical International Limited ADR (Health Care, Health Care Equipment & Supplies)	1,224,148	33,406,999
New Oriental Education & Technology Group Incorporated ADR (Consumer Discretionary, Diversified Consumer Services)†	2,256,182	50,538,477
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	27,370,000	27,150,046
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	18,024,000	12,089,935
SINA Corporation (Information Technology, Internet Software & Services)«†	1,525,907	61,967,083
Tingyi Holding Corporation (Consumer Staples, Food Products)	25,978,000	49,997,002
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	8,592,000	45,828,877
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Catalog Retail)†	1,129,738	22,018,594
Weibo Corporation ADR (Information Technology, Internet Software & Services)«†	1,243,046	17,439,935
		875,218,448

Colombia : 0.59%
Bancolombia SA ADR (Financials, Banks)	660,400	25,491,440

Hong Kong : 6.21%
AIA Group Limited (Financials, Insurance)	14,311,400	93,227,262
Belle International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	62,416,000	64,893,381
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,214,250	14,297,018
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	25,884,207	12,788,013
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing) «	33,290,500	25,336,216
WH Group Limited (Consumer Staples, Food Products)144A†	90,522,500	58,033,980
		268,575,870

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund

Security name	Shares	Value
India : 9.83%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	4,888,728	$31,931,640
Bharti Infratel Limited (Telecommunication Services, Wireless Telecommunication Services)	3,998,464	27,915,824
HDFC Bank Limited ADR (Financials, Banks)	123,826	7,735,410
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	2,250,700	47,051,200
ICICI Bank Limited ADR (Financials, Banks)	7,551,775	76,046,374
Indusind Bank Limited (Financials, Banks)†	817,217	12,461,252
Infosys Limited ADR (Information Technology, IT Services)	4,042,460	68,357,999
ITC Limited (Consumer Staples, Tobacco)	12,262,640	62,347,674
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	2,484,200	38,815,746
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels)144A	1,246,587	38,831,185
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	14,046,821
		425,541,125

Indonesia : 2.07%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	14,651,000	7,202,303
PT Bank Central Asia Tbk (Financials, Banks)	9,549,500	9,247,714
PT Blue Bird Tbk (Industrials, Road & Rail)	13,605,309	8,046,015
PT Link Net Tbk (Telecommunication Services, Diversified Telecommunication Services)†	44,178,161	17,880,276
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	10,474,600	13,550,582
PT Telekomunikasi Indonesia Persero ADR Tbk (Telecommunication Services, Diversified Telecommunication Services)	768,877	33,069,400
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	2,000,000	434,670
		89,430,960

Malaysia : 1.28%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,480,900	18,050,602
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	18,396,300	20,539,208
KLCC Property Holdings Bhd (Financials, REITs)	2,135,900	3,959,611
Sime Darby Bhd (Industrials, Industrial Conglomerates)	5,565,937	12,690,540
		55,239,961

Mexico : 11.10%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	3,837,320	74,367,262
Cemex SAB de CV ADR (Materials, Construction Materials)†	5,573,744	47,376,824
Fibra Uno Administracion SAB de CV (Financials, REITs)	26,136,922	62,793,499
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	1,242,100	112,583,944
Grupo Financiero Banorte SAB de CV (Financials, Banks)	12,648,611	66,820,777
Grupo Financiero Santander SAB de CV ADR (Financials, Banks)	2,508,441	22,450,547
Grupo Sanborns SA de CV (Consumer Discretionary, Multiline Retail)	4,264,153	6,846,463
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	1,224,000	42,668,640
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	18,327,100	44,428,644
		480,336,600

Peru : 0.29%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	1,753,600	12,485,632

Philippines : 0.67%
Ayala Corporation (Financials, Diversified Financial Services)	647,624	11,045,080
Metropolitan Bank & Trust Company (Financials, Banks)	4,287,486	8,282,484
SM Investments Corporation (Industrials, Industrial Conglomerates)	488,582	9,539,821
		28,867,385

Russia : 2.52%
LUKOlL ADR - London Exchange (Energy, Oil, Gas & Consumable Fuels)	881,249	36,483,709
Magnit (Consumer Staples, Food & Staples Retailing)(a)	99,300	19,962,100
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	1,947,800	15,971,960
Sberbank of Russia (Financials, Banks)(a)	5,517,377	6,573,066
Sberbank of Russia ADR (Financials, Banks)	2,181,195	10,758,744

Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Shares	Value
Russia (continued)
Yandex NV Class A (Information Technology, Internet Software & Services)†	1,395,106	$19,405,924
		109,155,503

South Africa : 4.69%
Anglo American Platinum Limited (Materials, Metals & Mining)†	106,832	2,224,173
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)«†	1,077,592	6,594,863
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	1,020,000	7,779,261
Impala Platinum Holdings Limited (Materials, Metals & Mining)†	1,290,758	4,643,576
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services) «	2,292,643	38,240,167
Sasol Limited (Energy, Oil, Gas & Consumable Fuels)	470,000	16,302,919
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	4,088,100	54,356,113
Standard Bank Group Limited (Financials, Banks)	2,295,190	27,628,824
Tiger Brands Limited (Consumer Staples, Food Products)	2,015,333	45,384,721
		203,154,617

South Korea : 9.88%
Amorepacific Corporation (Consumer Staples, Personal Products)	52,800	18,545,315
KB Financial Group Incorporated (Financials, Banks)	205,000	6,447,037
KB Financial Group Incorporated ADR (Financials, Banks)	53,117	1,672,654
KT Corporation (Telecommunication Services, Diversified Telecommunication Services)†	40,000	1,046,020
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)†	4,334,813	56,656,006
KT&G Corporation (Consumer Staples, Tobacco)	460,091	43,250,874
Naver Corporation (Information Technology, Internet Software & Services)	43,200	19,308,294
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	176,536	178,776,362
Samsung Life Insurance Company Limited (Financials, Insurance)	677,337	61,936,554
Shinhan Financial Group Company Limited (Financials, Banks)	215,945	7,750,878
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,018,000	32,276,033
		427,666,027

Taiwan : 8.73%
104 Corporation (Industrials, Commercial Services & Supplies)(l)	1,655,000	7,443,739
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	18,266,448	17,241,504
Fuhwa Financial Holdings Company Limited (Financials, Capital Markets)	33,452,018	15,893,457
Media Tek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,039,881	31,966,821
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	4,365,000	31,730,121
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	8,585,224	37,934,173
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	7,207,852	159,365,608
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	43,196,508	76,072,592
		377,648,015

Thailand : 3.55%
Bangkok Bank PCL (Financials, Banks)	3,729,800	17,566,940
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)	6,378,139	16,920,301
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	3,475,900	32,150,472
Siam Commercial Bank PCL (Financials, Banks)	9,505,100	40,992,345
Thai Beverage PCL (Consumer Staples, Beverages)	84,027,000	46,244,404
		153,874,462

Turkey : 0.75%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)	2,920,453	22,922,252
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance) «	378,063	6,821,533
Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services)«	222,096	2,549,662
		32,293,447

United Arab Emirates : 0.08%
Emaar Malls Group (Financials, Real Estate Management & Development)†	3,773,147	3,338,841

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund

Security name				Shares	Value
United Kingdom : 1.09%
Standard Chartered plc (Financials, Banks)				3,081,301	$47,166,404

Total Common Stocks (Cost $4,126,970,488)					4,036,052,610

		Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%
Brazil : 0.00%
Lupatech SA (Energy, Energy Equipment & Services)(a)(i)(s)		6.50%	4-15-2018	$303,000	1,416

Total Convertible Debentures (Cost $160,691)					1,416

		Dividend yield		Shares
Preferred Stocks : 1.74%
Brazil : 1.74%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±		0.13		13,889,628	69,935,947
Vale SA ADR (Materials, Metals & Mining) ±		4.66		1,203,500	5,163,015
Total Preferred Stocks (Cost $93,656,001)					75,098,962

			Expiration date
Warrants : 0.01%
Malaysia : 0.01%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)†			12-18-2018	620,325	161,387

Total Warrants (Cost $292,284)					161,387

		Yield
Short-Term Investments : 5.95%
Investment Companies : 5.95%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14		97,451,567	97,451,567
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13		160,248,652	160,248,652
Total Short-Term Investments (Cost $257,700,219)					257,700,219

Total investments in securities (Cost $4,478,779,683)*	100.97%				4,369,014,594
Other assets and liabilities, net	(0.97)				(42,026,606)

Total net assets	100.00%				$4,326,987,988

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $4,501,687,933 and unrealized gains (losses) consists of:

Gross unrealized gains	$577,947,519
Gross unrealized losses	(710,620,858)

Net unrealized losses	$(132,673,339)

Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of investments — July 31, 2015 (unaudited)

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company

Wells Fargo Advantage Emerging Markets Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On July 31, 2015, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Argentina	$25,915,827	$0	$0	$25,915,827
Brazil	322,084,889	0	0	322,084,889
Chile	72,567,157	0	0	72,567,157
China	875,218,448	0	0	875,218,448
Colombia	25,491,440	0	0	25,491,440
Hong Kong	268,575,870	0	0	268,575,870
India	425,541,125	0	0	425,541,125
Indonesia	89,430,960	0	0	89,430,960
Malaysia	55,239,961	0	0	55,239,961
Mexico	480,336,600	0	0	480,336,600
Peru	12,485,632	0	0	12,485,632
Philippines	28,867,385	0	0	28,867,385

Russia	82,620,337	26,535,166	0	109,155,503
South Africa	203,154,617	0	0	203,154,617
South Korea	427,666,027	0	0	427,666,027
Taiwan	377,648,015	0	0	377,648,015
Thailand	153,874,462	0	0	153,874,462
Turkey	32,293,447	0	0	32,293,447
United Arab Emirates	3,338,841	0	0	3,338,841
United Kingdom	47,166,404	0	0	47,166,404
Convertible debentures	0	0	1,416	1,416
Preferred stocks
Brazil	75,098,962	0	0	75,098,962
Warrants
Malaysia	0	161,387	0	161,387
Short-term investments
Investment companies	160,248,652	97,451,567	0	257,700,219

Total assets	$4,244,865,058	$124,148,120	$1,416	$4,369,014,594

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
104 Corporation	1,655,000	0	0	1,655,000	$7,443,739
Rumo Logistica Operadora Multimodal	0	37,813,512	0	37,813,512	10,049,883

					$17,493,622

Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 80.57%

Australia : 1.00%
BHP Billiton Limited (Materials, Metals & Mining)	93,636	$1,810,323

Brazil : 4.47%
Ambev SA (Consumer Staples, Beverages)	301,000	1,710,732
Cielo SA (Information Technology, IT Services)	118,500	1,513,458
Fpc Par Corretora de Seguros SA (Financials, Insurance)†	128,543	533,101
Itau Unibanco Holding SA ADR (Financials, Banks)	321,934	2,794,387
Valid Solucoes SA (Industrials, Commercial Services & Supplies)	107,700	1,563,308
		8,114,986

Cayman Islands : 1.31%
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	361,000	925,748
KWG Property Holding Limited (Financials, Real Estate Management & Development)	1,940,000	1,456,445
		2,382,193

Chile : 1.18%
Aguas Andinas SA Class A (Utilities, Water Utilities)	4,041,735	2,134,890

China : 9.66%
Agricultural Bank of China Limited H Shares (Financials, Banks)	3,939,000	1,778,375
Bank of China Limited H Shares (Financials, Banks)	2,538,000	1,388,120
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	654,000	674,053
China BlueChemical Limited H Shares (Materials, Chemicals)	3,134,000	1,018,753
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	569,000	731,040
China Construction Bank H Shares (Financials, Banks)	4,159,000	3,395,956
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	3,427,600	2,599,782
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	4,294,000	2,957,827
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	2,142,000	2,124,786
Qinhuangdao Port Company H Shares Limited (Industrials, Transportation Infrastructure)	1,632,500	846,542
		17,515,234

Czech Republic : 1.34%
Komercni Banka AS (Financials, Banks)	10,829	2,421,083

Hong Kong : 10.77%
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	393,000	5,145,505
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	3,884,000	2,750,559
COSCO Pacific Limited (Industrials, Transportation Infrastructure)	2,715,517	3,544,888
Far East Horizon Limited (Financials, Diversified Financial Services)	1,074,000	1,001,641
Franshion Properties China Limited (Financials, Real Estate Management & Development)	4,248,000	1,375,396
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	1,356,000	836,098
Nagacorp Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,208,000	1,802,902
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,546,000	3,080,567
		19,537,556

Indonesia : 2.74%
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	13,276,700	1,148,308
PT Indo Tambangraya Megah Tbk (Energy, Oil, Gas & Consumable Fuels)	700,100	503,306
PT Indocement Tunggal Prakarsa Tbk (Materials, Construction Materials)	466,000	689,828

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund

Security name	Shares	Value
Indonesia (continued)
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	12,073,300	$2,623,951

		4,965,393

Malaysia : 2.38%
Berjaya Sports Toto Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	499,700	435,090
Malakoff Corporation Bhd (Utilities, Independent Power & Renewable Electricity Producers)	3,490,275	1,578,814
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	1,348,381	2,309,294

		4,323,198

Mexico : 7.88%
Bolsa Mexicana de Valores SAB (Financials, Diversified Financial Services)	775,106	1,389,298
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	726,354	4,032,871
Grupo Aeroportuario del Pacifico SAB de CV (Industrials, Transportation Infrastructure)	310,973	2,454,009
Grupo Financiero Santander SAB de CV Class B (Financials, Banks)	1,233,526	2,201,782
Macquarie Mexico Real Estate Management SA de CV (Financials, REITs)144A	1,622,114	2,402,088
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	745,213	1,806,549

		14,286,597

Panama : 1.65%
Banco Latinoamericano de Comercio Exterior SA (Financials, Banks)	47,546	1,308,466
Copa Holdings SA Class A (Industrials, Airlines)	22,319	1,685,754

		2,994,220

Philippines : 0.62%
Premium Leisure Corporation (Financials, Diversified Financial Services)	32,670,000	1,121,502

Poland : 0.96%
Asseco Poland SA (Information Technology, Software)	114,325	1,747,865

Qatar : 0.77%
Industries Qatar (Industrials, Industrial Conglomerates)	37,794	1,404,333

Russia : 1.21%
MegaFon OAO (Telecommunication Services, Wireless Telecommunication Services)	65,338	810,191
Mining & Metallurgical Company Norilsk Nickell (Materials, Metals & Mining)	90,050	1,392,173

		2,202,364

Singapore : 2.64%
Asian Pay Television Trust (Consumer Discretionary, Media)	3,187,800	1,940,309
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	1,905,700	1,143,420
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	79,500	1,712,450

		4,796,179

South Africa : 5.73%
Barclays Africa Group Limited (Financials, Banks)	105,845	1,557,857
FirstRand Limited (Financials, Diversified Financial Services)	269,457	1,165,991
MMI Holdings Limited (Financials, Insurance)	634,217	1,476,468
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	78,168	1,303,804
Reunert Limited (Industrials, Industrial Conglomerates)	419,974	2,101,488
Vodacom Group Proprietary Limited (Consumer Discretionary, Media)	122,082	1,414,386
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	175,443	1,377,304

		10,397,298

Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Shares	Value
South Korea : 9.76%
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	28,174	$724,725
Hite Jinro Company Limited (Consumer Staples, Beverages)	43,661	833,930
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	68,947	2,513,002
Korea Electric Power Corporation (Utilities, Electric Utilities)	54,601	2,375,072
Korea Reinsurance Company (Financials, Insurance)	124,888	1,574,241
KT&G Corporation (Consumer Staples, Tobacco)	9,108	856,198
Macquarie Korea Infrastructure Fund (Financials, Capital Markets)	328,725	2,219,312
POSCO (Materials, Metals & Mining)	13,394	2,249,217
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	181,615	4,356,944

		17,702,641

Taiwan : 11.34%
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,620,000	1,872,892
Cathay Financial Holding Company Limited (Financials, Insurance)	455,000	734,998
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	1,075,465	2,796,689
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	439,000	889,917
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	202,000	627,021
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	132,000	635,510
CTBC Financial Holding Company Limited (Financials, Banks)	980,000	710,831
CTCI Corporation (Industrials, Construction & Engineering)	780,000	1,182,174
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	99,000	487,607
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	993,000	2,852,734
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,336,000	901,345
Mega Financial Holding Company Limited (Financials, Banks)	738,065	631,194
Namchow Chemical Industrial Company Limited (Consumer Staples, Food Products)	379,000	843,916
Nan Ya Plastics Corporation (Materials, Chemicals)	508,000	1,037,835
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	610,000	690,734
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	195,000	861,616
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)	1,136,000	890,550
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)	455,846	820,523
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	970,000	1,101,452

		20,569,538

Thailand : 1.28%
BTS Group Holdings PCL (Industrials, Road & Rail)	2,509,500	701,336
Dynasty Ceramic PCL (Industrials, Building Products)	8,782,960	927,014
Land & Houses PCL (Financials, Real Estate Management & Development)	3,061,000	690,451

		2,318,801

Turkey : 1.13%
Emlak Konut Gayrimenkul Yati (Financials, REITs)	774,986	727,135
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)†	50,939	1,323,521

		2,050,656

United Arab Emirates : 0.75%
Damac Properties Dubai Company (Financials, Real Estate Management & Development)†	1,617,061	1,364,887

Total Common Stocks (Cost $149,538,912)		146,161,737

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Emerging Markets Equity Income Fund

Security name			Expiration date	Shares	Value
Participation Notes : 8.49%

China : 1.84%
HSBC Bank plc (China Vanke Company Limited Class A) (Financials, Real Estate Management & Development)†			2-11-2019	1,040,000	$2,375,515
HSBC Bank PLC (Daqin Railway Company Limited Class A) (Industrials, Road & Rail)†			10-28-2020	262,622	432,345
Standard Chartered Bank (Daqin Railway Company Limited Class A) (Industrials, Road & Rail)†			3-30-2016	316,000	520,219

					3,328,079

India : 6.65%
HSBC Bank plc (Coal India Limited) (Materials, Metals & Mining)†			11-2-2020	559,418	3,831,051
HSBC Bank plc (Hero Motocorp) (Industrials, Automobiles)†			7-29-2019	32,765	1,371,039
HSBC Bank plc (Indiabulls Housing Finance) (Financials, Diversified Financial Services)†			6-18-2024	283,625	3,265,772
HSBC Bank plc (Mphasis Limted) (Information Technology, Semiconductors & Semiconductor Equipment)†			6-1-2020	141,995	930,672
HSBC Bank plc (NTPC Limited) (Utilities, Electric Utilities)†			5-6-2024	254,920	536,990
HSBC Bank plc (Oil & Natural Gas Corporation Limited) (Energy, Oil, Gas & Consumable Fuels)†			1-10-2024	279,020	1,186,828
HSBC Bank plc (Power Finance Corporation) (Financials, Diversified Financial Services)†			10-28-2020	244,884	940,216

					12,062,568

Total Participation Notes (Cost $14,667,209)					15,390,647

		Dividend yield
Preferred Stocks : 0.96%

Brazil : 0.96%
Banco Bradesco SA (Financials, Banks) ±		4.33%		218,060	1,737,373

Total Preferred Stocks (Cost $2,088,339)					1,737,373

Exchange-Traded Funds : 1.89%

Russia : 1.89%
Market Vectors Russia ETF				202,544	3,437,172

Total Exchange-Traded Funds (Cost $3,760,124)					3,437,172

Short-Term Investments : 3.44%

		Yield
Investment Companies : 3.44%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13		6,248,060	6,248,060

Total Short-Term Investments (Cost $6,248,060)					6,248,060

Total investments in securities (Cost $176,302,646)*	93.46%				172,974,989
Other assets and liabilities, net	4.64				8,424,987

Total net assets*	100.00%				$181,399,976

±	Variable rate investment. The rate shown is the rate in effect at period end.

Wells Fargo Advantage Emerging Markets Equity Income Fund	Portfolio of investments — July 31, 2015 (unaudited)

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
*	Cost for federal income tax purposes is $177,158,140 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,108,265
Gross unrealized losses	$(11,291,416)

Net unrealized losses	$(4,183,151)

Wells Fargo Advantage Emerging Markets Equity Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$1,810,323	$0	$0	$1,810,323
Brazil	8,114,986	0	0	8,114,986
Cayman Islands	2,382,193	0	0	2,382,193
Chile	2,134,890	0	0	2,134,890
China	17,515,234	0	0	17,515,234
Czech Republic	2,421,083	0	0	2,421,083
Hong Kong	19,537,556	0	0	19,537,556
Indonesia	4,965,393	0	0	4,965,393
Malaysia	4,323,198	0	0	4,323,198
Mexico	14,286,597	0	0	14,286,597
Panama	2,994,220	0	0	2,994,220
Philippines	1,121,502	0	0	1,121,502
Poland	1,747,865	0	0	1,747,865
Qatar	1,404,333	0	0	1,404,333
Russia	2,202,364	0	0	2,202,364
Singapore	4,796,179	0	0	4,796,179
South Africa	10,397,298	0	0	10,397,298
South Korea	17,702,641	0	0	17,702,641
Taiwan	20,569,538	0	0	20,569,538
Thailand	2,318,801	0	0	2,318,801
Turkey	2,050,656	0	0	2,050,656
United Arab Emirates	1,364,887	0	0	1,364,887
Participation notes
China	0	3,328,079	0	3,328,079
India	0	12,062,568	0	12,062,568
Preferred stocks
Brazil	1,737,373	0	0	1,737,373
Exchange-traded funds
Russia	3,437,172	0	0	3,437,172
Short-term investments
Investment companies	6,248,060	0	0	6,248,060

Total assets	$157,584,342	$15,390,647	$0	$172,974,989

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 94.12%

Austria : 0.64%
UNIQA Insurance Group AG (Financials, Insurance)	168,348	$1,590,039

Canada : 6.22%
Canadian Western Bank (Financials, Banks)	94,424	1,776,068
Cott Corporation (Consumer Staples, Beverages)	139,900	1,572,476
Cott Corporation - Canadian Exchange (Consumer Staples, Beverages)	140,486	1,582,260
Finning International Incorporated (Industrials, Trading Companies & Distributors)	47,385	823,898
GSI Group Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	341,271	4,835,810
Maple Leaf Foods Incorporated (Consumer Staples, Food Products)	114,353	1,983,920
MBAC Fertilizer Corporation - Legend Shares (Materials, Chemicals)(i)	84,000	2,409
MTY Food Group Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	52,418	1,488,153
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†	77,497	512,558
Western Forest Products Incorporated (Materials, Paper & Forest Products)«	625,617	918,442

		15,495,994

China : 0.48%
Plastec Technologies Limited (Materials, Chemicals)	152,438	1,189,016

Denmark : 0.60%
Jyske Bank AS (Financials, Banks)†	28,541	1,490,297

France : 4.27%
ALTEN SA (Information Technology, IT Services)	69,606	3,507,289
Eutelsat Communications SA (Consumer Discretionary, Media)	49,053	1,494,961
M6 Metropole Television SA (Consumer Discretionary, Media)	76,076	1,538,165
Mersen SA (Industrials, Electrical Equipment)	62,314	1,472,067
Teleperformance SA (Industrials, Professional Services)	35,453	2,632,092

		10,644,574

Germany : 3.88%
Cancom SE (Information Technology, IT Services) «	36,805	1,421,611
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	37,219	2,734,999
Hochtief AG (Industrials, Construction & Engineering)	20,878	1,821,272
Kion Group AG (Industrials, Machinery)	31,747	1,448,515
TLG Immobilien AG (Financials, REITs)	124,626	2,230,306

		9,656,703

Hong Kong : 0.98%
Sunlight REIT (Financials, REITs)	4,783,000	2,437,064

Israel : 0.66%
Orbotech Limited (Information Technology, Electronic Equipment, Instruments & Components)†	85,800	1,633,632

Italy : 0.81%
Beni Stabili SpA (Financials, REITs)	264,912	209,477
Davide Campari-Milano SpA (Consumer Staples, Beverages)	227,764	1,822,284

		2,031,761

Japan : 6.90%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	65,300	2,123,363
Chiba Bank Limited (Financials, Banks)	124,000	989,519
DTS Corporation (Information Technology, IT Services)	70,900	1,584,645
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	43,800	2,120,466
Hitachi Chemical Company Limited (Materials, Chemicals)	74,600	1,321,233
Musashi Seimitsu Industry Company Limited (Consumer Discretionary, Auto Components)	67,100	1,222,510
ORIX JREIT Incorporated (Financials, REITs)	1,439	1,959,924
Ship Healthcare Holdings Incorporated (Health Care, Health Care Providers & Services)	59,569	1,263,621
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	384,000	2,075,927
Taikisha Limited (Industrials, Construction & Engineering)	53,000	1,179,868

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Global Opportunities Fund

Security name	Shares	Value
Japan (continued)
Tokyo Ohka Kogyo Company Limited (Materials, Chemicals)	15,860	$434,459
Toshiba Machine Company Limited (Industrials, Machinery)	236,263	916,952

		17,192,487

Netherlands : 1.84%
Arcadis NV (Industrials, Construction & Engineering)	62,968	1,652,796
BinckBank NV (Financials, Capital Markets)	154,311	1,464,409
USG People NV (Industrials, Professional Services)	95,232	1,457,965

		4,575,170

Norway : 0.86%
Atea ASA (Information Technology, IT Services)	92,960	805,161
SpareBank 1 SR Bank ASA (Financials, Banks)	225,231	1,337,304

		2,142,465

Russia : 0.07%
Sollers OJSC (Consumer Discretionary, Automobiles)†(a)	27,104	163,907

South Korea : 0.62%
BS Financial Group Incorporated (Financials, Banks)	130,843	1,537,488

Spain : 1.41%
Almirall SA (Health Care, Pharmaceuticals)	57,447	1,128,702
Merlin Properties Socimi SA (Financials, REITs)†	133,576	1,463,919
Prosegur Compania de Seguridad SA (Industrials, Commercial Services & Supplies)	172,477	913,019

		3,505,640

Sweden : 0.50%
Rezidor Hotel Group AB (Consumer Discretionary, Hotels, Restaurants & Leisure)	273,713	1,246,926

Switzerland : 2.70%
Aryzta AG (Consumer Staples, Food Products)	35,178	1,786,386
Dufry AG (Consumer Discretionary, Specialty Retail)†	11,688	1,622,023
Kuoni Reisen Holding AG (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,071	1,685,342
OC Oerlikon Corporation AG (Information Technology, Electronic Equipment, Instruments & Components)	134,076	1,644,210

		6,737,961

United Kingdom : 8.21%
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	109,228	1,949,684
Cambian Group plc (Health Care, Health Care Providers & Services)	404,070	1,822,059
Consort Medical plc (Health Care, Health Care Equipment & Supplies)	125,493	1,828,458
Hunting plc (Energy, Energy Equipment & Services)	62,731	503,045
IMI plc (Industrials, Machinery)	47,793	791,888
Jupiter Fund Management plc (Financials, Capital Markets)	351,103	2,574,818
Keller Group plc (Industrials, Construction & Engineering)	78,869	1,303,095
Mears Group plc (Industrials, Commercial Services & Supplies)	216,541	1,318,830
Morgan Advanced Materials plc (Industrials, Machinery)	336,545	1,863,656
Pace plc (Consumer Discretionary, Household Durables)	233,098	1,325,024
Savills plc (Financials, Real Estate Management & Development)	136,652	2,090,280
SIG plc (Industrials, Trading Companies & Distributors)	545,685	1,781,886
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)	9,158	279,310
Stock Spirits Group plc (Consumer Staples, Beverages)	338,284	1,031,470

		20,463,503

United States : 52.47%
A. Schulman Incorporated (Materials, Chemicals)	62,411	2,323,562
ACI Worldwide Incorporated (Information Technology, Software)†	100,600	2,381,202
Acxiom Corporation (Information Technology, IT Services)†	74,300	1,330,713
Analogic Corporation (Health Care, Health Care Equipment & Supplies)	52,524	4,230,808
ARRIS Group Incorporated (Information Technology, Communications Equipment)†	47,300	1,462,516

Wells Fargo Advantage Global Opportunities Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Shares	Value
United States (continued)
Atwood Oceanics Incorporated (Energy, Energy Equipment & Services)	38,100	$792,480
Bio-Rad Laboratories Incorporated Class A (Health Care, Life Sciences Tools & Services)†	14,361	2,164,777
Blyth Incorporated (Consumer Discretionary, Household Durables)†	93,500	431,035
Brown & Brown Incorporated (Financials, Insurance)	121,722	4,071,601
Christopher & Banks Corporation (Consumer Discretionary, Specialty Retail)†	172,028	555,650
Coherent Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	35,400	2,051,430
Delta Apparel Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	59,742	734,229
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†	256,888	3,021,003
Dixie Group Incorporated (Consumer Discretionary, Household Durables)«†	178,671	1,752,762
Domino’s Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	57,366	804,031
Douglas Dynamics Incorporated (Industrials, Machinery)	186,302	3,822,917
Eagle Materials Incorporated (Materials, Construction Materials)	51,400	3,964,996
First Citizens BancShares Corporation Class A (Financials, Banks)	14,496	3,715,905
Franklin Electric Company Incorporated (Industrials, Electrical Equipment)	108,562	3,133,099
Guess? Incorporated (Consumer Discretionary, Specialty Retail)«	108,800	2,381,632
Gulfport Energy Corporation (Energy, Oil, Gas & Consumable Fuels)†	36,400	1,192,464
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies)†	54,176	2,167,582
Hatteras Financial Corporation (Financials, REITs)	141,800	2,305,668
HMS Holdings Corporation (Health Care, Health Care Technology)†	61,800	711,936
Imation Corporation (Information Technology, Technology Hardware, Storage & Peripherals)†	494,388	2,026,991
Innospec Incorporated (Materials, Chemicals)	99,205	4,290,616
Kadant Incorporated (Industrials, Machinery)	74,276	3,386,243
Krispy Kreme Doughnuts Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)†	257,300	4,796,072
Liberty Tax Incorporated (Consumer Discretionary, Diversified Consumer Services)«	109,300	2,870,218
Matthews International Corporation Class A (Industrials, Commercial Services & Supplies)	66,740	3,593,949
Mueller Industries Incorporated (Industrials, Machinery)	120,000	3,884,400
Neenah Paper Incorporated (Materials, Paper & Forest Products)	49,350	2,989,623
NETGEAR Incorporated (Information Technology, Communications Equipment)†	82,393	2,759,342
Patterson-UTI Energy Incorporated (Energy, Energy Equipment & Services)	82,800	1,364,958
ProAssurance Corporation (Financials, Insurance)	52,700	2,544,883
Progress Software Corporation (Information Technology, Software)†	95,500	2,834,440
Schweitzer-Mauduit International Incorporated (Materials, Paper & Forest Products)	87,200	3,461,840
Simpson Manufacturing Company Incorporated (Industrials, Building Products)	119,416	4,277,481
Spectrum Brands Holdings Incorporated (Consumer Staples, Household Products)	29,900	3,167,905
Steel Excel Incorporated (Energy, Energy Equipment & Services)†	103,534	2,170,062
Steris Corporation (Health Care, Health Care Equipment & Supplies)	36,200	2,502,506
Teradata Corporation (Information Technology, IT Services)†	97,600	3,621,936
Theravance Incorporated (Health Care, Pharmaceuticals)«	107,208	1,642,427
TreeHouse Foods Incorporated (Consumer Staples, Food Products)†	45,200	3,704,592
UMB Financial Corporation (Financials, Banks)	75,500	4,138,910
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	322,690	3,704,481
WD-40 Company (Consumer Staples, Household Products)	42,928	3,847,637
WellCare Health Plans Incorporated (Health Care, Health Care Providers & Services)†	31,700	2,561,360
Westwood Holdings Group Incorporated (Financials, Capital Markets)	50,950	3,061,076

		130,707,946

Total Common Stocks (Cost $204,653,020)		234,442,573

	Dividend yield
Preferred Stocks : 0.58%

Germany : 0.58%
Draegerwerk AG & Company KGAA (Health Care, Health Care Equipment & Supplies) ±	1.55%		14,379	1,439,418

Total Preferred Stocks (Cost $1,455,691)				1,439,418

		Expiration date
Rights : 0.07%

Spain : 0.07%
Merlin Properties Socimi SA (Financials, REITs)†		5-2-2015	133,576	190,710

Total Rights (Cost $0)				190,710

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Global Opportunities Fund

Security name		Yield	Shares	Value
Short-Term Investments : 5.51%

Investment Companies : 5.51%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14%	7,016,820	$7,016,820
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13	6,710,772	6,710,772

Total Short-Term Investments (Cost $13,727,592)				13,727,592

Total investments in securities (Cost $219,836,303)*	100.28%			249,800,293
Other assets and liabilities, net	(0.28)			(709,011)

Total net assets	100.00%			$249,091,282

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $221,422,133 and unrealized gains (losses) consists of:

Gross unrealized gains	$39,873,000
Gross unrealized losses	(11,494,840)

Net unrealized gains	$28,378,160

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Advantage Global Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Austria	$1,590,039	$0	$0	$1,590,039
Canada	15,493,585	2,409	0	15,495,994
China	1,189,016	0	0	1,189,016
Denmark	1,490,297	0	0	1,490,297
France	10,644,574	0	0	10,644,574
Germany	9,656,703	0	0	9,656,703
Hong Kong	2,437,064	0	0	2,437,064
Israel	1,633,632	0	0	1,633,632
Italy	2,031,761	0	0	2,031,761
Japan	17,192,487	0	0	17,192,487
Netherlands	4,575,170	0	0	4,575,170
Norway	2,142,465	0	0	2,142,465

Russia	0	163,907	0	163,907
South Korea	1,537,488	0	0	1,537,488
Spain	3,505,640	0	0	3,505,640
Sweden	1,246,926	0	0	1,246,926
Switzerland	6,737,961	0	0	6,737,961
United Kingdom	20,463,503	0	0	20,463,503
United States	127,348,868	2,170,062	1,189,016	130,707,946
Preferred stocks
Germany	1,439,418	0	0	1,439,418
Rights
Spain	0	190,710	0	190,710
Short-term investments
Investment companies	6,710,772	7,016,820	0	13,727,592

Total assets	$239,067,369	$9,543,908	$1,189,016	$249,800,293

Liabilities
Forward foreign currency contracts	$0	$1,285	$0	$1,285

Total liabilities	$0	$1,285	$0	$1,285

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the nine months ended July 31, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes. At July 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at July 31, 2015	In exchange for U.S. $	Unrealized losses
8-7-2015	State Street Bank	712,400 EUR	$782,421	$783,706	$(1,285)

Wells Fargo Advantage International Equity Fund	Portfolio of investments — July 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 86.73%

Brazil : 0.09%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	61,356	$288,373

Canada : 1.98%
Cameco Corporation (Energy, Oil, Gas & Consumable Fuels)	84,369	1,158,386
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	20,728	5,338,082

		6,496,468

China : 6.75%
Biostime International Holdings Limited (Consumer Staples, Food Products)«	896,500	1,681,451
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	439,000	5,747,778
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	4,708,000	5,423,222
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	6,898,000	4,751,534
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Pharmaceuticals)	1,016,400	2,407,170
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,767,215	2,078,504

		22,089,659

France : 2.67%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	184,326	8,738,156

Germany : 11.62%
Bayer AG (Health Care, Pharmaceuticals)	43,301	6,386,683
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	35,959	4,336,221
Metro AG (Consumer Staples, Food & Staples Retailing)	187,433	5,918,142
Rheinmetall AG (Industrials, Industrial Conglomerates)	164,066	8,932,700
SAP AG (Information Technology, Software)	73,591	5,274,402
Siemens AG (Industrials, Industrial Conglomerates)	67,074	7,177,826

		38,025,974

Hong Kong : 4.24%
China Everbright Limited (Financials, Capital Markets)	3,040,000	7,372,264
Value Partners Group Limited (Financials, Capital Markets)	2,332,000	2,719,358
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	4,146,000	2,176,673
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,740,000	1,611,341

		13,879,636

Italy : 7.76%
Anima Holding SpA (Financials, Capital Markets)	652,853	6,703,914
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	417,689	7,321,286
Intesa Sanpaolo SpA (Financials, Banks)	923,924	3,553,480
Prysmian SpA (Industrials, Electrical Equipment)	340,542	7,812,870

		25,391,550

Japan : 22.49%
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	282,700	5,207,602
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	480,900	11,980,302
Daiwa Securities Group Incorporated (Financials, Capital Markets)	477,000	3,709,081
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,570,000	10,190,084
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,651,100	11,990,075
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	230,000	6,548,231
Nitto Denko Corporation (Materials, Chemicals)	56,788	4,302,572
Nomura Holdings Incorporated (Financials, Capital Markets)	1,263,400	8,985,039
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	99,200	6,605,863
West Holdings Corporation (Consumer Discretionary, Household Durables)	234,900	1,747,511

Wells Fargo Advantage International Equity Fund	Portfolio of investments — July 30, 2015 (unaudited)

Security name	Shares	Value
Japan (continued)
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	198,100	$2,351,274
		73,617,634

Netherlands : 2.42%
Akzo Nobel NV (Materials, Chemicals)	110,816	7,936,301

Norway : 1.42%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A	258,741	1,615,458
Golden Ocean Group Limited (Industrials, Marine)«	73,904	287,710
Marine Harvest ASA (Consumer Staples, Food Products)	221,263	2,733,130

		4,636,298

South Korea : 3.28%
Hana Financial Group Incorporated (Financials, Banks)	202,188	5,036,773
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A	10,088	5,114,616
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	2,766	589,768

		10,741,157

Sweden : 1.43%
Volvo AB Class B (Industrials, Machinery)	396,348	4,690,889

Switzerland : 5.94%
ABB Limited (Industrials, Electrical Equipment)	294,338	5,979,359
Novartis AG (Health Care, Pharmaceuticals)	68,614	7,129,096
Zurich Insurance Group AG (Financials, Insurance)	20,847	6,349,242

		19,457,697

United Kingdom : 13.57%
BP plc (Energy, Oil, Gas & Consumable Fuels)	1,112,178	6,868,309
Capita plc (Industrials, Professional Services)	163,065	3,320,644
Man Group plc (Financials, Capital Markets)	3,014,276	7,668,104
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	59,973	5,758,962
Smiths Group plc (Industrials, Industrial Conglomerates)	216,370	3,814,828
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	2,168,732	8,190,981
Wolseley plc (Industrials, Trading Companies & Distributors)	132,704	8,820,020

		44,441,848

United States : 1.07%
QUALCOMM Incorporated (Information Technology, Communications Equipment)	54,287	3,495,540

Total Common Stocks (Cost $245,178,847)		283,927,180

	Expiration date
Participation Notes : 1.35%
China : 1.35%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†	2-19-2019	30,360	1,011,495
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†	12-4-2024	44,400	1,479,261

Wells Fargo Advantage International Equity Fund	Portfolio of investments — July 30, 2015 (unaudited)

Security name			Expiration date	Shares	Value
China (continued)
Standard Chartered Bank (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†			4-18-2016	57,471	$1,914,743

Total Participation Notes (Cost $4,324,375)					4,405,499

		Dividend yield
Preferred Stocks : 2.18%
Germany : 2.18%
Volkswagen AG (Consumer Discretionary, Automobiles)		2.75%		35,605	7,132,426

Total Preferred Stocks (Cost $8,351,332)					7,132,426

		Yield
Short-Term Investments : 11.00%
Investment Companies : 11.00%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.14		594,171	594,171
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13		35,421,718	35,421,718
Total Short-Term Investments (Cost $36,015,889)					36,015,889

Total investments in securities (Cost $293,870,443)*	101.26%				331,480,994
Other assets and liabilities, net	(1.26)				(4,133,187)

Total net assets	100.00%				$327,347,807

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $295,466,457 and unrealized gains (losses) consists of:

Gross unrealized gains	$47,243,107
Gross unrealized losses	(11,228,570)

Net unrealized gains	$36,014,537

Abbreviations:

GDR	Global depositary receipt
LLC	Limited liability company
plc	Public limited company

Wells Fargo Advantage International Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$288,373	$0	$0	$288,373
Canada	6,496,468	0	0	6,496,468
China	22,089,659	0	0	22,089,659
France	8,738,156	0	0	8,738,156
Germany	38,025,974	0	0	38,025,974
Hong Kong	13,879,636	0	0	13,879,636
Italy	25,391,550	0	0	25,391,550
Japan	73,617,634	0	0	73,617,634
Netherlands	7,936,301	0	0	7,936,301
Norway	4,636,298	0	0	4,636,298
South Korea	10,741,157	0	0	10,741,157

Sweden	4,690,889	0	0	4,690,889
Switzerland	19,457,697	0	0	19,457,697
United Kingdom	44,441,848	0	0	44,441,848
United States	3,495,540	0	0	3,495,540
Participation notes
China	0	4,405,499	0	4,405,499
Preferred stocks
Germany	7,132,426	0	0	7,132,426
Short-term investments
Investment companies	35,421,718	594,171	0	36,015,889

	326,481,324	4,999,670	0	331,480,994

Forward foreign currency contracts	0	429,920	0	429,920

Total assets	$326,481,324	$5,429,590	$0	$331,910,914

Liabilities
Forward foreign currency contracts	$0	$73,231	$0	$73,231

Total liabilities	$0	$73,231	$0	$73,231

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the nine months ended July 31, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes. At July 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at July 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
9-28-2015	Credit Suisse	5,449,300 EUR	$5,989,095	$6,097,440	$108,345
10-13-2015	Barclays	1,086,102,000 JPY	8,772,177	9,021,530	249,353
10-13-2015	Credit Suisse	8,363,784 EUR	9,194,474	9,266,696	72,222
10-13-2015	Credit Suisse	2,777,725 GBP	4,335,761	4,262,530	(73,231)

Wells Fargo Advantage Intrinsic World Equity Fund	Portfolio of investments — July 31, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 99.55%

France : 4.10%
Kering (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,096	$1,754,189
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	16,503	1,775,650
Societe Generale SA (Financials, Banks)	76,332	3,755,659

		7,285,498

Germany : 1.83%
Siemens AG (Industrials, Industrial Conglomerates)	30,444	3,257,920

Hong Kong : 2.17%
AIA Group Limited (Financials, Insurance)	592,530	3,859,856

Japan : 7.62%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	100,020	3,211,600
Kao Corporation (Consumer Staples, Personal Products)	68,600	3,482,169
Nidec Corporation (Industrials, Electrical Equipment)	26,010	2,330,585
ORIX Corporation (Financials, Diversified Financial Services)	257,500	3,849,982
ORIX Corporation ADR (Financials, Diversified Financial Services)	9,000	670,950

		13,545,286

Luxembourg : 1.64%
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	39,850	2,914,811

Netherlands : 7.34%
Airbus Group NV (Industrials, Aerospace & Defense)	25,610	1,816,952
Heineken NV (Consumer Staples, Beverages)	40,532	3,193,455
Sensata Technologies Holding NV (Industrials, Electrical Equipment)†	78,282	4,017,432
Unilever NV (Consumer Staples, Food Products)	89,461	4,010,537

		13,038,376

South Korea : 1.78%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	3,133	3,172,760

Spain : 1.85%
CaixaBank SA (Financials, Banks)	736,574	3,283,499

Sweden : 1.73%
Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)	29,332	3,068,610

Switzerland : 6.82%
Novartis AG ADR (Health Care, Pharmaceuticals)	40,281	4,179,154
Roche Holding AG (Health Care, Pharmaceuticals)	12,677	3,661,545
UBS Group AG (Financials, Capital Markets)	186,230	4,288,127

		12,128,826

United Kingdom : 6.52%
Barclays plc (Financials, Banks)	957,131	4,318,948
BG Group plc (Energy, Oil, Gas & Consumable Fuels)	165,246	2,819,268
Diageo plc (Consumer Staples, Beverages)	75,676	2,114,822
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	81,059	2,330,625

		11,583,663

United States : 56.15%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	82,868	4,200,579
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	32,724	3,969,421
BB&T Corporation (Financials, Banks)	84,550	3,404,829
Charles Schwab Corporation (Financials, Capital Markets)	101,965	3,556,539

Portfolio of investments — July 31, 2015 (unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund

Security name	Shares	Value
United States (continued)
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)	31,171	$2,758,010
CIT Group Incorporated (Financials, Banks)	75,929	3,571,700
EMC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	142,747	3,838,467
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	31,059	2,397,444
Express Scripts Holding Company (Health Care, Health Care Providers & Services)†	38,866	3,500,661
FMC Corporation (Materials, Chemicals)	31,156	1,512,312
Gilead Sciences Incorporated (Health Care, Biotechnology)	35,431	4,175,898
Goldman Sachs Group Incorporated (Financials, Capital Markets)	19,829	4,066,333
Honeywell International Incorporated (Industrials, Aerospace & Defense)	17,400	1,827,870
Lockheed Martin Corporation (Industrials, Aerospace & Defense)	9,253	1,916,296
Merck & Company Incorporated (Health Care, Pharmaceuticals)	45,730	2,696,241
Microsoft Corporation (Information Technology, Software)	79,250	3,700,975
Motorola Solutions Incorporated (Information Technology, Communications Equipment)	58,180	3,500,109
Occidental Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	23,266	1,633,273
Oracle Corporation (Information Technology, Software)	103,833	4,147,090
PepsiCo Incorporated (Consumer Staples, Beverages)	38,698	3,728,552
QUALCOMM Incorporated (Information Technology, Communications Equipment)	38,436	2,474,894
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,280,970	4,180,507
Schlumberger Limited (Energy, Energy Equipment & Services)	39,600	3,279,672
SunTrust Banks Incorporated (Financials, Banks)	84,644	3,753,115
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	65,713	3,284,336
The Procter & Gamble Company (Consumer Staples, Household Products)	31,075	2,383,453
The Walt Disney Company (Consumer Discretionary, Media)	39,986	4,798,320
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)	35,764	3,660,803
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)	76,181	3,564,509
Visa Incorporated Class A (Information Technology, IT Services)	57,512	4,332,954
		99,815,162

Total Common Stocks (Cost $139,385,585)		176,954,267

		Yield
Short-Term Investments : 0.19%

Investment Companies : 0.19%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	342,445	342,445

Total Short-Term Investments (Cost $342,445)				342,445

Total investments in securities (Cost $139,728,030)*	99.74%			177,296,712
Other assets and liabilities, net	0.26			456,152

Total net assets	100.00%			$177,752,864

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $140,201,465 and unrealized gains (losses) consists of:

Gross unrealized gains	$43,874,794
Gross unrealized losses	(6,779,547)
Net unrealized gains	$37,095,247

Abbreviations:

ADR	American depositary receipt
plc	Public limited company
SDR	Swedish depositary receipt

Wells Fargo Advantage Intrinsic World Equity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
France	$7,285,498	$0	$0	$7,285,498
Germany	3,257,920	0	0	3,257,920
Hong Kong	3,859,856	0	0	3,859,856
Japan	13,545,286	0	0	13,545,286
Luxembourg	2,914,811	0	0	2,914,811
Netherlands	13,038,376	0	0	13,038,376
South Korea	3,172,760	0	0	3,172,760
Spain	3,283,499	0	0	3,283,499
Sweden	3,068,610			3,068,610
Switzerland	12,128,826	0	0	12,128,826
United Kingdom	11,583,663	0	0	11,583,663
United States	99,815,162	0	0	99,815,162
Short-term investments
Investment companies	342,445	0	0	342,445

Total assets	$177,296,7120	$0	$0	$177,296,712

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.   CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: September 23, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: September 23, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: September 23, 2015